CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCK - 98.6%
	AUTOMOTIVE - 7.8%
19,280	XPEL, Inc. * ^	$502,822

	CONSUMER SERVICES - 4.9%
9,210	2U, Inc. * ^	311,851

	E-COMMERCE DISCRETIONARY - 2.6%
6,200	Stitch Fix, Inc. * ^	168,206

	ENGINEERING & CONSTRUCTION - 4.4%
3,900	Exponent, Inc.	280,917

	ENTERTAINMENT CONTENT - 0.7%
280	Take-Two Interactive Software, Inc. *	46,262

	INTERNET MEDIA & SERVICES - 5.2%
2,400	Fiverr International Ltd. *	333,552

	MEDICAL EQUIPMENT & DEVICES - 4.4%
124	Repligen Corporation *	18,295
15,250	Zynex, Inc. * ^	266,112
		284,407
	METALS & MINING - 23.8%
23,800	Eldorado Gold Corporation *	251,090
47,500	Hecla Mining Company	241,300
59,000	IAMGOLD Corporation *	225,970
26,500	Osisko Gold Royalties Ltd.	313,495
59,450	Sandstorm Gold Ltd. *	501,758
		1,533,613
	SEMICONDUCTORS - 0.7%
400	Inphi Corporation *	44,900

	SOFTWARE - 34.3%
3,650	Cerence, Inc. * ^	178,375
3,000	CyberArk Software Ltd. * ^	310,260
7,100	Digital Turbine, Inc. *	232,454
2,000	Everbridge, Inc. * ^	251,460
8,100	Mimecast Ltd. * ^	380,052
8,550	Nutanix, Inc. *	189,639
60	Paylocity Holding Corporation *	9,685
356	Red Violet, Inc. *	6,572
1,150	RingCentral, Inc. *	315,801
8,860	Upland Software, Inc. *	334,022
		2,208,320
	SPECIALTY FINANCE - 6.7%
75,960	Paysign, Inc. *	431,453

	TECHNOLOGY HARDWARE - 2.8%
4,450	PAR Technology Corporation * ^	180,270

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 98.6% (Continued)
	TELECOMMUNICATIONS - 0.3%
1,220	8x8, Inc. *	$18,971

	TOTAL COMMON STOCK (Cost - $6,174,656)	6,345,544

	COLLATERAL FOR SECURITIES LOANED - 30.8%
1,980,030	Mount Vernon Liquid Assets Portfolio LLC, 0.18% + #	1,980,030
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,980,030)

	TOTAL INVESTMENTS - 129.4% (Cost - $8,154,686)	$8,325,574
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.4)%	(1,893,834)
	NET ASSETS - 100.0%	$6,431,740

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

*	Non-income producing security.

+	Variable rate security. Rate is as of September 30, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,925,442 at September 30, 2020.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCK - 98.5%
	BIOTECH & PHARMA - 0.6%
1,280	Seattle Genetics, Inc. *	$250,483

	E-COMMERCE DISCRETIONARY - 4.5%
610	Amazon.com, Inc. *	1,920,725

	ENTERTAINMENT CONTENT - 3.4%
4,200	Activision Blizzard, Inc.	339,990
15,800	Bilibili, Inc. - ADR * ^	657,280
1,000	Electronic Arts, Inc. *	130,410
2,000	Take-Two Interactive Software, Inc. *	330,440
		1,458,120
	HEALTH CARE FACILITIES & SERVICES - 4.6%
8,900	Teladoc Health, Inc. * ^	1,951,236

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
6,200	Intercontinental Exchange, Inc.	620,310

	INTERNET MEDIA & SERVICES - 6.3%
3,950	Netflix, Inc. * ^	1,975,119
2,750	Wix.com Ltd. * ^	700,837
		2,675,956
	LEISURE PRODUCTS - 1.2%
5,000	Peloton Interactive, Inc. *	496,200

	METALS & MINING - 19.1%
6,400	Franco-Nevada Corporation	893,312
209,500	Kinross Gold Corporation *	1,847,790
37,350	Kirkland Lake Gold Ltd.	1,820,065
14,200	Royal Gold, Inc.	1,706,414
37,500	Wheaton Precious Metals Corporation	1,840,125
		8,107,706
	RENEWABLE ENERGY - 4.8%
8,450	SolarEdge Technologies, Inc. * ^	2,014,058

	SOFTWARE - 46.3%
2,300	Adobe, Inc. *	1,127,989
2,300	Alteryx, Inc. * ^	261,165
14,600	Crowdstrike Holdings, Inc. *	2,004,872
17,650	DocuSign, Inc. *	3,798,986
145	Microsoft Corporation	30,498
9,400	Okta, Inc. * ^	2,010,190
11,300	RingCentral, Inc. *	3,103,093
4,150	ServiceNow, Inc. *	2,012,750
3,900	Splunk, Inc. *	733,707
4,900	Veeva Systems, Inc. *	1,377,831
6,800	Zoom Video Communications, Inc. *	3,196,748
		19,657,829

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 98.5% (Continued)
	TECHNOLOGY SERVICES - 6.2%
2,100	Mastercard, Inc.	$710,157
200	PayPal Holdings, Inc. *	39,406
8,800	Square, Inc. *	1,430,440
2,250	Visa, Inc. ^	449,933
		2,629,936

	TOTAL COMMON STOCK (Cost - $32,917,181)	41,782,559

	COLLATERAL FOR SECURITIES LOANED - 22.0%
9,353,624	Mount Vernon Liquid Assets Portfolio LLC, 0.18% + #	9,353,624
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $9,353,624)

	TOTAL INVESTMENTS - 120.5% (Cost - $42,270,805)	$51,136,183
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.5)%	(8,686,027)
	NET ASSETS - 100.0%	$42,450,156

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

*	Non-income producing security.

+	Variable rate security. Rate is as of September 30, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $9,268,729 at September 30, 2020.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS PURCHASED - 19.5% *
	CALL OPTIONS PURCHASED - 17.6%
200	Corn Future, Maturing December 2020 +	Wedbush	$3,200,000	11/20/2020	$320.00	$593,750
100	Corn Future, Maturing December 2020 +	Wedbush	2,000,000	11/20/2020	400.00	25,625
220	Corn Future, Maturing December 2020 +	Wedbush	4,620,000	11/20/2020	420.00	26,125
10	Crude Oil Future, Maturing November 2020 +	Wedbush	200,000	10/15/2020	20.00	202,300
250	Crude Oil Future, Maturing November 2020 +	Wedbush	11,000,000	10/15/2020	44.00	30,000
4	Crude Oil Future, Maturing November 2020 +	Wedbush	180,000	10/15/2020	45.00	320
102	Crude Oil Future, Maturing November 2020 +	Wedbush	3,825,000	10/15/2020	37.50	330,480
112	Crude Oil Future, Maturing November 2020 +	Wedbush	4,536,000	10/15/2020	40.50	118,720
41	Crude Oil Future, Maturing December 2020 +	Wedbush	1,230,000	11/17/2020	30.00	445,260
41	Crude Oil Future, Maturing December 2020 +	Wedbush	1,722,000	11/17/2020	42.00	63,140
1	Crude Oil Future, Maturing December 2020 +	Wedbush	45,000	11/17/2020	45.00	560
65	Crude Oil Future, Maturing December 2020 +	Wedbush	3,607,500	11/17/2020	55.50	2,600
30	Crude Oil Future, Maturing January 2021 +	Wedbush	1,170,000	12/16/2020	39.00	124,200
15	Crude Oil Future, Maturing January 2021 +	Wedbush	705,000	12/16/2020	47.00	9,900
15	Gold Future, Maturing November 2020 +	Wedbush	2,340,000	10/27/2020	1,560.00	504,150
26	Gold Future, Maturing November 2020 +	Wedbush	4,667,000	10/27/2020	1,795.00	280,280
15	Gold Future, Maturing November 2020 +	Wedbush	2,730,000	10/27/2020	1,820.00	129,150
151	Gold Future, Maturing November 2020 +	Wedbush	27,557,500	10/27/2020	1,825.00	1,238,200
26	Gold Future, Maturing November 2020 +	Wedbush	4,901,000	10/27/2020	1,885.00	105,820
151	Gold Future, Maturing November 2020 +	Wedbush	29,445,000	10/27/2020	1,950.00	241,600
101	Gold Future, Maturing December 2020 +	Wedbush	18,180,000	11/24/2020	1,800.00	1,190,790
101	Gold Future, Maturing December 2020 +	Wedbush	20,452,500	11/24/2020	2,025.00	225,230
51	Gold Future, Maturing February 2021 +	Wedbush	9,690,000	1/26/2021	1,900.00	446,250
51	Gold Future, Maturing February 2021 +	Wedbush	10,557,000	1/26/2021	2,070.00	200,430
	TOTAL CALL OPTIONS PURCHASED (Cost - $6,126,589)					6,534,880

	PUT OPTIONS PURCHASED - 1.9%
300	Corn Future, Maturing November 2020 +	Wedbush	5,100,000	10/23/2020	340.00	3,750
125	Corn Future, Maturing November 2020 +	Wedbush	2,218,750	10/23/2020	355.00	5,469
125	Corn Future, Maturing November 2020 +	Wedbush	2,406,250	10/23/2020	385.00	71,094
200	Corn Future, Maturing December 2020 +	Wedbush	3,500,000	11/20/2020	350.00	17,500
200	Corn Future, Maturing December 2020 +	Wedbush	3,600,000	11/20/2020	360.00	36,250
200	Corn Future, Maturing December 2020 +	Wedbush	3,900,000	11/20/2020	390.00	185,000
150	Corn Future, Maturing March 2021 +	Wedbush	2,175,000	2/19/2021	290.00	4,687
150	Corn Future, Maturing March 2021 +	Wedbush	2,550,000	2/19/2021	340.00	18,750
2	Crude Oil Future, Maturing November 2020 +	Wedbush	86,000	10/15/2020	43.00	6,000
35	Gold Future, Maturing November 2020 +	Wedbush	5,215,000	10/27/2020	1,490.00	1,050
31	Gold Future, Maturing November 2020 +	Wedbush	5,068,500	10/27/2020	1,635.00	3,410
35	Gold Future, Maturing November 2020 +	Wedbush	5,915,000	10/27/2020	1,690.00	6,650
41	Gold Future, Maturing November 2020 +	Wedbush	7,380,000	10/27/2020	1,800.00	31,980
41	Gold Future, Maturing November 2020 +	Wedbush	7,769,500	10/27/2020	1,895.00	143,910
31	Gold Future, Maturing December 2020 +	Wedbush	4,603,500	11/24/2020	1,485.00	4,650
25	Gold Future, Maturing December 2020 +	Wedbush	3,925,000	11/24/2020	1,570.00	6,250
31	Gold Future, Maturing December 2020 +	Wedbush	5,239,000	11/24/2020	1,690.00	21,700
25	Gold Future, Maturing December 2020 +	Wedbush	4,700,000	11/24/2020	1,880.00	129,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,558,173)					697,600

	TOTAL OPTIONS PURCHASED (Cost - $8,684,762)					7,232,480

Principal			Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITIES - 26.5%
$2,344,000	Resolution Funding Corp. Interest Strip		0.00%	10/15/2020		2,343,894
2,500,000	Resolution Funding Corp. Principal Strip		0.00%	10/15/2020		2,499,887
5,000,000	United States Treasury Note		1.75%	10/31/2020		5,006,763
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $9,841,527)					9,850,544

Shares
	SHORT-TERM INVESTMENTS - 58.0%
21,596,323	First American Government Obligations Portfolio - Institutional Class, 0.07% ** ^					21,596,323
	TOTAL SHORT-TERM INVESTMENTS (Cost - $21,596,323)					21,596,323

	TOTAL INVESTMENTS - 104.0% (Cost - $40,122,612)					$38,679,347
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%					(1,470,253)
	NET ASSETS - 100.0%					$37,209,094

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date	Exercise Price	Value
	OPTIONS WRITTEN - (15.0)% *
	CALL OPTIONS WRITTEN - (14.0)%
200	Corn Future, Maturing November 2020 +	Wedbush	$3,200,000	10/23/2020	$320.00	$591,250
100	Corn Future, Maturing November 2020 +	Wedbush	1,950,000	10/23/2020	390.00	20,625
100	Corn Future, Maturing November 2020 +	Wedbush	2,050,000	10/23/2020	410.00	6,250
59	Corn Future, Maturing December 2020 +	Wedbush	1,091,500	11/20/2020	370.00	47,569
20	Crude Oil Future, Maturing November 2020 +	Wedbush	600,000	10/15/2020	30.00	205,800
204	Crude Oil Future, Maturing November 2020 +	Wedbush	8,058,000	10/15/2020	39.50	342,720
35	Crude Oil Future, Maturing November 2020 +	Wedbush	1,907,500	10/15/2020	54.50	350
82	Crude Oil Future, Maturing December 2020 +	Wedbush	2,952,000	11/17/2020	36.00	452,640
2	Crude Oil Future, Maturing December 2020 +	Wedbush	86,000	11/17/2020	43.00	2,240
65	Crude Oil Future, Maturing December 2020 +	Wedbush	3,900,000	11/17/2020	60.00	1,300
1	Crude Oil Future, Maturing December 2020 +	Wedbush	46,500	11/17/2020	46.50	320
45	Crude Oil Future, Maturing January 2021 +	Wedbush	1,912,500	12/16/2020	42.50	94,950
15	Gold Future, Maturing November 2020 +	Wedbush	2,535,000	10/27/2020	1,690.00	311,100
14	Gold Future, Maturing November 2020 +	Wedbush	2,394,000	10/27/2020	1,710.00	262,920
52	Gold Future, Maturing November 2020 +	Wedbush	9,594,000	10/27/2020	1,845.00	345,800
302	Gold Future, Maturing November 2020 +	Wedbush	57,229,000	10/27/2020	1,895.00	1,075,120
202	Gold Future, Maturing December 2020 +	Wedbush	39,087,000	11/24/2020	1,935.00	894,860
102	Gold Future, Maturing February 2021 +	Wedbush	20,400,000	1/26/2021	2,000.00	551,820
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $6,055,877)					5,207,634

	PUT OPTIONS WRITTEN - (1.0)%
301	Corn Future, Maturing November 2020 +	Wedbush	5,041,750	10/23/2020	335.00	3,763
100	Corn Future, Maturing November 2020 +	Wedbush	1,725,000	10/23/2020	345.00	1,875
25	Corn Future, Maturing November 2020 +	Wedbush	456,250	10/23/2020	365.00	2,813
125	Corn Future, Maturing November 2020 +	Wedbush	2,343,750	10/23/2020	375.00	35,937
200	Corn Future, Maturing December 2020 +	Wedbush	3,400,000	11/20/2020	340.00	8,750
400	Corn Future, Maturing December 2020 +	Wedbush	7,400,000	11/20/2020	370.00	142,500
150	Corn Future, Maturing March 2021 +	Wedbush	2,325,000	2/19/2021	310.00	7,500
150	Corn Future, Maturing March 2021 +	Wedbush	2,400,000	2/19/2021	320.00	9,375
2	Crude Oil Future, Maturing November 2020 +	Wedbush	80,000	10/15/2020	40.00	2,260
70	Gold Future, Maturing November 2020 +	Wedbush	11,130,000	10/27/2020	1,590.00	4,900
62	Gold Future, Maturing November 2020 +	Wedbush	10,757,000	10/27/2020	1,735.00	19,840
10	Gold Future, Maturing November 2020 +	Wedbush	1,835,000	10/27/2020	1,835.00	13,500
41	Gold Future, Maturing November 2020 +	Wedbush	7,626,000	10/27/2020	1,860.00	83,640
62	Gold Future, Maturing December 2020 +	Wedbush	9,858,000	11/24/2020	1,590.00	17,980
25	Gold Future, Maturing December 2020 +	Wedbush	4,062,500	11/24/2020	1,625.00	9,750
25	Gold Future, Maturing December 2020 +	Wedbush	4,312,500	11/24/2020	1,725.00	24,750
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $2,543,484)					389,133

	TOTAL OPTIONS WRITTEN (Premiums Received - $8,599,361)					$5,596,767
*	Non-income producing security.

^	All collateral for open options contracts consists of cash.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited.

**	Rate shown represents the rate at September 30, 2020, is subject to change and resets daily.

(a)	Each contract is equivalent to one underlying futures contract.

FUTURE CONTRACT

					Unrealized
		Number of	Expiration	Notional Amount/	Appreciation/
Description	Counterparty	Contracts	Date	Value	(Depreciation)
Short
Gold 100 Ounce Future December 2020 +	Wedbush	1	12/29/2020	$189,550	$(10,726)
Total					$(10,726)

CATALYST FUNDS
CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Contracts (a)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	PURCHASED OPTIONS - 1.0% *
	CALL OPTIONS PURCHASED - 0.2%
320	S&P 500 Index Future, Maturing December 2020	ADM, Gain, RCG	$274,000,000	10/2/2020	$3,425	$296,000

	PUT OPTIONS PURCHASED - 0.8%
284	S&P 500 Index Future, Maturing December 2020	ADM, Gain, RCG	230,750,000	10/2/2020	3,250	298,200
142	S&P 500 Index Future, Maturing December 2020	ADM, Gain, RCG	118,215,000	10/2/2020	3,330	681,600
						979,800

	TOTAL PURCHASED OPTIONS (Cost - $1,439,050)					1,275,800

	PRIVATE INVESTMENT FUND - 11.1%
	Prime Meridian Income QP Fund, LP # +					13,694,543
	TOTAL PRIVATE INVESTMENT FUND (Cost - $12,746,749)					13,694,543

Shares
	SHORT-TERM INVESTMENTS - 8.1%
	MONEY MARKET FUND - 8.1%
10,053,848	First American Government Obligations Portfolio- Institutional Class 0.07% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,053,848)					10,053,848

	TOTAL INVESTMENTS - 20.2% (Cost - $24,239,647)					$25,024,191
	OTHER ASSETS LESS LIABILITIES - 79.8%					98,581,245
	NET ASSETS - 100.0%					$123,605,436

Contracts (a)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	WRITTEN OPTIONS - 0.9% *
	CALL OPTIONS WRITTEN - 0.1%
960	S&P 500 Index Future, Maturing December 2020	ADM, Gain, RCG	834,000,000	10/2/2020	$3,475	156,000

	PUT OPTIONS WRITTEN - 0.8%
136	S&P 500 Index Future, Maturing December 2020	ADM, Gain, RCG	102,680,000	10/2/2020	3,020	6,800
1,136	S&P 500 Index Future, Maturing December 2020	ADM, Gain, RCG	903,120,000	10/2/2020	3,180	298,200
284	S&P 500 Index Future, Maturing December 2020	ADM, Gain, RCG	233,590,000	10/2/2020	3,290	660,300
						965,300

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,404,900)					1,121,300

LP - Limited Partnership

ADM - ADM Investor Services, Inc.

Gain - Gain Capital Group, LLC

RCG - Rosenthal Collins Group

*	Non-income producing security.

**	Rate shown represents the rate at September 30, 2020, is subject to change and resets daily.

+	Affiliated issuer.

#	The security is illiquid; total illiquid securities represent 11.1% of net assets.

(a)	Each contract is equivalent to one of the underlying futures contract.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 75.5%
	AEROSPACE/DEFENSE - 4.0%
$2,184,000	TransDigm, Inc.	6.500	7/15/2024	$2,183,869
150,000	TransDigm, Inc.	7.500	3/15/2027	156,000
				2,339,869
	ASSET MANAGEMENT - 5.7%
790,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.375	12/15/2025	814,150
2,500,000	Oppenheimer Holdings, Inc. ^	5.500	10/1/2025	2,503,750
				3,317,900
	BIOTECH & PHARMACEUTICALS - 4.4%
2,500,000	AbbVie, Inc. ^	5.000	12/15/2021	2,607,486

	COMMERCIAL SUPPORT SERVICES - 7.7%
4,500,000	Waste Management, Inc.	4.600	3/1/2021	4,532,482

	HEALTHCARE - SERVICES - 5.3%
51,000	Centene Corp.	4.750	5/15/2022	51,663
2,400,000	Centene Corp.	4.250	12/15/2027	2,516,988
500,000	Universal Health Services, Inc. ^	5.000	6/1/2026	519,280
				3,087,931
	INSTITUTIONAL FINANCIAL SERVICES - 4.3%
2,500,000	Goldman Sachs Group, Inc.	3.000	4/26/2022	2,536,467

	INTERNET MEDIA & SERVICES - 8.5%
4,925,000	VeriSign, Inc.	4.625	5/1/2023	4,959,352

	REIT - 8.3%
2,400,000	CyrusOne LP/CyrusOne Finance Corp.	2.900	11/15/2024	2,548,644
2,110,000	Sabra Health Care LP	5.125	8/15/2026	2,284,406
				4,833,050
	RETAIL - 13.4%
303,000	Best Buy Co., Inc.	5.500	3/15/2021	306,116
7,233,000	Carvana Co. ^	8.875	10/1/2023	7,554,001
				7,860,117
	SEMICONDUCTORS - 4.4%
2,173,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875	1/15/2027	2,410,744
186,000	Broadcom Corp./Broadcom Cayman Finance Ltd.	3.125	1/15/2025	198,329
				2,609,073
	SOFTWARE - 4.9%
1,086,000	CA, Inc.	4.500	8/15/2023	1,151,664
1,500,000	VMware, Inc.	4.500	5/15/2025	1,700,508
				2,852,172
	TECHNOLOGY HARDWARE - 4.6%
2,450,000	Dell International LLC/EMC Corp. ^	5.450	6/15/2023	2,687,604

	TOTAL CORPORATE BONDS (Cost - $43,582,132)			44,223,503

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 22.7%
	BIOTECH & PHARMACEUTICALS - 2.0%
$1,260,000	Ligand Pharmaceuticals, Inc.	0.750	5/1/2023	$1,145,776

	INTERNET - 20.7%
8,290,000	Arbor Realty Trust, Inc. ^	4.750	11/1/2022	7,916,729
1,531,000	EZCORP, Inc.	2.375	5/1/2025	1,208,585
3,000,000	Two Harbors Investment Corp.	6.250	1/15/2022	3,007,609
				12,132,923

	TOTAL CONVERTIBLE BONDS (Cost - $12,687,917)			13,278,699

Shares
	SHORT-TERM INVESTMENTS - 2.3%
	MONEY MARKET FUND - 2.3%
1,348,433	First American Government Obligations Fund - Institutional Class, 0.07% *			1,348,433
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,348,433)			1,348,433

	TOTAL INVESTMENTS - 100.5% (Cost - $57,618,482)			$58,850,635
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%			(318,656)
	NET ASSETS - 100.0%			$58,531,979

LLC - Limited Liability Company

LP - Limited Partnership

REIT - Real Estate Investment Trust

^	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2020, these securities amounted to $23,788,850 or 40.64% of net assets.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	OPEN ENDED FUNDS - 74.1%
	FIXED INCOME FUNDS - 74.1%
91,791	Catalyst Enhanced Income Strategy Fund, Class I +	$1,036,315
60,286	Rational Special Situations Income Fund, Institutional Class +	1,180,407
	TOTAL OPEN ENDED FUNDS (Cost - $2,240,540)	2,216,722

	SHORT-TERM INVESTMENT - 18.5%
	MONEY MARKET FUND - 18.5%
555,714	First American Government Obligations Portfolio- Institutional Class 0.07% * ++	555,714
	SHORT-TERM INVESTMENT (Cost - $555,714)	555,714

	TOTAL INVESTMENTS - 92.6% (Cost - $2,796,254)	$2,772,436
	OTHER ASSETS LESS LIABILITIES - 7.4%	220,916
	NET ASSETS - 100.0%	$2,993,352

*	Rate shown represents the rate at September 30, 2020, is subject to change and resets daily

+	Affiliated issuer.

++	All or a portion of this investment is a holding of the CSACS Fund Limited.

TOTAL RETURN SWAPS - 0.4%

The BNP Paribas Catalyst Systematic Index (“BNP CASA Index”) is a rules based index designed to capitalize on structural inefficiencies and behavorial biases present within the equity, fixed income, commodity and currency markets. The BNP CASA Index is comprised of seven rules-based Index components created by BNP Paribas.

		Notional			Pay/Receive Fixed	Upfront	Unrealized
Shares	Reference Entity	Amount	Counterparty	Maturity	Rate	Payments	Depreciation
823	BNP Paribas Catalyst Systematic Index ++	1,725,000	BNP Paribas	2/16/2021	0.5000%	—	$(106,917)
1,028	BNP Paribas Catalyst Systematic Index ++	1,900,000	BNP Paribas	2/16/2021	0.5000%	—	118,794
							$11,877

++	This instrument is held by CSACS Fund Ltd.

CATALYST FUNDS
CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

BNP Paribas Catalyst Systematic Index Swap Holdings 1% of Notional ^

						Unrealized
						Appreciation/
Long Contracts		Counterparty	Notional Amount	Maturity		(Depreciation)	Weighted %
	OPEN LONG FUTURES CONTRACTS
26	10 Year US Future	BNP Paribas	$3,615,645	December-20		$7,303	21.43%
3	Aluminium HG Future	BNP Paribas	149,209	January-21		—	0.88%
2	Aluminium HG Future	BNP Paribas	104,280	June-21		—	0.62%
1	CMX Gold Future	BNP Paribas	150,138	April-21		(6,303)	0.89%
1	CMX Gold Future	BNP Paribas	124,815	December-20		(5,242)	0.74%
7	E10 Future	BNP Paribas	1,464,833	December-20		15,180	8.68%
3	Emerging Future	BNP Paribas	188,554	December-20		(1,666)	1.12%
2	ICE Brent Crude Future	BNP Paribas	101,164	December-23		(4,927)	0.60%
1	ICE Brent Crude Future	BNP Paribas	62,066	May-21		(4,151)	0.37%
0	JGB Future	BNP Paribas	165,621	December-20		667	0.98%
1	LME Copper Future	BNP Paribas	187,311	January-21		—	1.11%
1	LME Nickel Future	BNP Paribas	71,439	December-20		—	0.42%
2	LME Nickel Future	BNP Paribas	150,227	January-21		—	0.89%
4	LME Zinc Future	BNP Paribas	234,326	January-21		—	1.39%
7	Nikkei Future	BNP Paribas	821,583	December-20		6,603	4.87%
124	NYMEX Heating Oil Future	BNP Paribas	62,966	March-21		(5,197)	0.37%
4	NYMEX Natural Gas Future	BNP Paribas	144,322	January-21		(3,786)	0.86%
9	NYMEX Natural Gas Future	BNP Paribas	250,081	April-21		(2,218)	1.48%
2	NYMEX WTI Crude Future	BNP Paribas	62,258	March-21		(3,660)	0.37%
3	NYMEX WTI Crude Future	BNP Paribas	116,029	December-23		(5,864)	0.69%
7	S&P 500 Future	BNP Paribas	1,167,112	December-20		(45,667)	6.92%
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS					(58,928)

Short Contracts
	OPEN SHORT FUTURES CONTRACTS
(5)	CBOE VIX Future	BNP Paribas	(153,071)	October-20		13,130	0.91%
(286)	CMX Copper Future	BNP Paribas	(213,940)	December-20		2,026	1.27%
(1)	CMX Gold Future	BNP Paribas	(150,116)	February-21		6,340	0.89%
(17)	Eurostoxx 50 Future	BNP Paribas	(636,326)	December-20		11,733	3.77%
(6)	HSCEI Future	BNP Paribas	(368,246)	October-20		22,243	2.18%
(3)	ICE Brent Crude Future	BNP Paribas	(117,166)	January-21		8,349	0.69%
(1)	ICE Brent Crude Future	BNP Paribas	(62,069)	March-21		4,294	0.37%
(1)	ICE Gas Oil Future	BNP Paribas	(39,072)	November-20		4,205	0.23%
(6)	LME Aluminum HG Future	BNP Paribas	(272,290)	November-20		—	1.61%
(3)	LME Nickel Future	BNP Paribas	(231,581)	November-20		—	1.37%
(4)	LME Zinc Future	BNP Paribas	(249,752)	November-20		—	1.48%
(127)	NYMEX Heating Oil Future	BNP Paribas	(63,146)	January-21		5,084	0.37%
(16)	NYMEX Natural Gas Future	BNP Paribas	(415,952)	November-20		55,983	2.46%
(3)	NYMEX WTI Crude Future	BNP Paribas	(135,084)	November-20		8,439	0.80%
(2)	NYMEX WTI Crude Future	BNP Paribas	(62,229)	January-21		3,917	0.37%
	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS					145,743

Contracts					Exercise Price	Value
	OPTIONS PURCHASED
	CALL OPTIONS PURCHASED
13	S&P 500 Index	BNP Paribas	45,340	10/16/2020	$3,360.55	$844	0.27%
51	S&P 500 Index	BNP Paribas	172,620	10/23/2020	3,361.00	3,913	1.02%
24	S&P 500 Index	BNP Paribas	79,605	10/30/2020	3,360.58	2,062	0.47%
						6,819
	PUT OPTIONS PURCHASED
45	S&P 500 Index	BNP Paribas	152,295	10/2/2020	3,363.00	1,073	0.90%

	TOTAL OPTIONS PURCHASED					7,892

	OPTIONS WRITTEN
	CALL OPTIONS WRITTEN
(45)	S&P 500 Index	BNP Paribas	(152,295)	10/2/2020	3,363.00	(1,073)	0.90%

	PUT OPTIONS WRITTEN
(13)	S&P 500 Index	BNP Paribas	(45,340)	10/16/2020	3,360.55	(844)	0.27%
(51)	S&P 500 Index	BNP Paribas	(172,620)	10/23/2020	3,361.00	(3,913)	1.02%
(24)	S&P 500 Index	BNP Paribas	(79,605)	10/30/2020	3,360.58	(2,062)	0.47%
	TOTAL PUT OPTIONS WRITTEN					(6,819)

	TOTAL OPTIONS WRITTEN					(7,892)

^	The make up of the underlying index and the total positions will not correlate to the unrealized for the total return swaps due to timing of contracts opened and closed in the index.

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	REITS - 16.0%
	REITS - 1.9%
680	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	$28,744
720	NexPoint Residential Trust, Inc.	31,932
		60,676
	SPECIALTY FINANCE - 14.1%
2,100	AGNC Investment Corp.	29,211
4,000	Annaly Capital Management, Inc.	28,480
2,590	Arbor Realty Trust, Inc.	29,707
1,200	Blackstone Mortgage Trust, Inc.	26,364
4,780	Capstead Mortgage Corporation	26,864
4,500	Granite Point Mortgage Trust, Inc.	31,905
1,620	KKR Real Estate Finance Trust, Inc.	26,779
3,830	Ladder Capital Corp.	27,270
11,080	MFA Financial, Inc.	29,694
3,880	New Residential Investment Corp.	30,846
11,420	New York Mortgage Trust, Inc.	29,121
1,710	PennyMac Mortgage Investment Trust	27,480
4,170	Redwood Trust, Inc.	31,358
1,860	Starwood Property Trust, Inc.	28,067
3,350	TPG RE Finance Trust, Inc.	28,341
5,450	Two Harbors Investment Corp.	27,740
		459,227

	TOTAL REITS (Cost - $449,313)	519,903

	EXCHANGE TRADED FUNDS - 27.2%
	FIXED INCOME FUNDS - 27.2%
1,260	iShares Convertible Bond ETF	101,745
3,220	iShares MBS ETF	355,488
970	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	53,263
550	Vanguard Intermediate-Term Corporate Bond ETF	52,690
4,910	Vanguard Mortgage-Backed Securities ETF	266,466
640	Vanguard Short-Term Corporate Bond ETF	53,024
	TOTAL EXCHANGE TRADED FUNDS (Cost - $859,166)	882,676

	OPEN ENDED FUNDS - 10.4%
	FIXED INCOME FUNDS - 10.4%
11,094	AlphaCentric Income Opportunities Fund, Class I ^	117,928
9,727	Catalyst Enhanced Income Strategy Fund, Class I ^	109,917
5,557	Rational Special Situations Income Fund, Institutional Class ^	108,801
	TOTAL OPEN ENDED FUNDS (Cost - $315,600)	336,646

	SHORT-TERM INVESTMENT - 23.5%
	MONEY MARKET FUND - 23.5%
764,389	First American Government Obligations Portfolio - Institutional Class, 0.07% * #	764,389
	TOTAL SHORT-TERM INVESTMENTS (Cost - $764,389)

	TOTAL INVESTMENTS - 77.1% (Cost - $2,388,469)	$2,503,614
	OTHER ASSETS LESS LIABILITIES - 22.9%	743,959
	NET ASSETS - 100.0%	$3,247,573

*	Rate shown represents the rate at September 30, 2020, is subject to change and resets daily.

#	All or portion of this security is segregated as collateral for open future contracts.

^	Affiliated

ETF - Exchanged Traded Fund

CATALYST FUNDS
CATALYST MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

				Unrealized
Long Contracts		Notional Amount	Maturity	Appreciation/
	OPEN LONG FUTURES CONTRACTS - 2.4%
16	90-Day Euro$ Future	$3,989,400	December-22	$800
22	90-Day Sterling Future	3,554,846	December-22	952
1	Japanese 10 Year Bond (OSE)	1,441,391	December-20	671
13	Soybean Future +	665,275	November-20	58,744
8	Wheat Future +	231,200	December-20	18,300
	TOTAL UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS			79,467

+	All of this investment is a holding of the CAMFMSF Fund Limited.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCK - 99.7%
	ASSET MANAGEMENT - 4.3%
145,300	Blackstone Group, Inc. (The)	$7,584,660

	BIOTECH & PHARMA - 10.4%
39,800	Eli Lilly and Company	5,891,196
90,700	Sanofi - ADR ^	4,550,419
28,850	Vertex Pharmaceuticals, Inc. *	7,850,662
		18,292,277
	E-COMMERCE DISCRETIONARY - 9.1%
3,200	Amazon.com, Inc. *	10,075,936
76,400	JD.com, Inc. - ADR *	5,929,404
		16,005,340
	ELECTRICAL EQUIPMENT - 2.4%
19,400	Rockwell Automation, Inc.	4,281,192

	ENTERTAINMENT CONTENT - 5.4%
8,400	NetEase, Inc. - ADR	3,819,228
34,800	Take-Two Interactive Software, Inc. *	5,749,656
		9,568,884
	FOOD - 3.9%
112,400	General Mills, Inc.	6,932,832

	HEALTH CARE FACILITIES & SERVICES - 5.7%
45,200	DaVita, Inc. *	3,871,380
19,600	UnitedHealth Group, Inc.	6,110,692
		9,982,072
	INTERNET MEDIA & SERVICES - 7.3%
15,300	Netflix, Inc. * ^	7,650,459
21,300	Spotify Technology S.A. * ^	5,166,741
		12,817,200
	MEDICAL EQUIPMENT & DEVICES - 4.4%
19,000	DexCom, Inc. *	7,832,370

	RETAIL - CONSUMER STAPLES - 3.9%
43,900	Target Corporation	6,910,738

	RETAIL - DISCRETIONARY - 4.9%
127,100	Builders FirstSource, Inc. *	4,146,002
27,500	Lowe’s Companies, Inc.	4,561,150
		8,707,152
	SEMICONDUCTORS - 8.4%
32,200	KLA Corporation	6,238,428
108,600	Teradyne, Inc. ^	8,629,356
		14,867,784
	SOFTWARE - 14.4%
51,800	Akamai Technologies, Inc. * ^	5,725,972
38,900	Citrix Systems, Inc.	5,356,919
66,300	DocuSign, Inc. *	14,270,412
		25,353,303
	TECHNOLOGY HARDWARE - 5.6%
85,100	Apple, Inc.	9,855,431

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 99.7% (Continued)
	TECHNOLOGY SERVICES - 6.3%
54,300	IHS Markit Ltd.	$4,263,093
23,800	Moody’s Corporation	6,898,430
		11,161,523
	TRANSPORTATION EQUIPMENT - 3.3%
67,800	PACCAR, Inc.	5,781,984

	TOTAL COMMON STOCK (Cost - $134,969,384)	175,934,742

	COLLATERAL FOR SECURITIES LOANED - 5.2%
9,216,592	Mount Vernon Liquid Assets Portfolio LLC, 0.18% + #	9,216,592
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $9,216,592)

	TOTAL INVESTMENTS - 104.9% (Cost - $144,185,976)	$185,151,334
	LIABILITES IN EXCESS OF OTHER ASSETS - (4.9)%	(8,598,753)
	NET ASSETS - 100.0%	$176,552,581

ADR - American Depositary Receipt

LLC - Limited Liability Company

*	Non-income producing security.

+	Variable rate security. Rate is as of September 30, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $9,126,425 at September 30, 2020.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCK - 98.0%
	BIOTECH & PHARMA - 4.7%
1,090	Biogen, Inc. *	$309,211
3,000	Gilead Sciences, Inc.	189,570
		498,781
	CABLE & SATELLITE - 1.9%
38,015	Sirius XM Holdings, Inc. ^	203,760

	COMMERCIAL SUPPORT SERVICES - 2.1%
3,800	TriNet Group, Inc. * ^	225,416

	ENGINEERING & CONSTRUCTION - 2.4%
4,770	Quanta Services, Inc.	252,142

	ENTERTAINMENT CONTENT - 3.1%
2,540	Electronic Arts, Inc. *	331,241

	HEALTH CARE FACILITIES & SERVICES - 8.4%
380	Chemed Corporation ^	182,533
2,785	Providence Service Corporation (The) * ^	258,754
1,650	Quest Diagnostics, Inc.	188,909
12,210	Select Medical Holdings Corporation *	254,212
		884,408
	HOME CONSTRUCTION - 3.7%
95	NVR, Inc. *	387,896

	HOUSEHOLD PRODUCTS - 2.8%
2,155	Procter & Gamble Company (The)	299,524

	INDUSTRIAL SUPPORT SERVICES - 3.9%
10,135	Triton International Ltd. ^	412,191

	INTERNET MEDIA & SERVICES - 5.8%
135	Alphabet, Inc. *	197,856
5,490	GoDaddy, Inc. *	417,075
		614,931
	LEISURE FACILITIES & SERVICES - 3.4%
845	Domino’s Pizza, Inc.	359,362

	MEDICAL EQUIPMENT & DEVICES - 7.5%
1,400	Masimo Corporation *	330,484
1,690	West Pharmaceutical Services, Inc.	464,581
		795,065
	RETAIL - CONSUMER STAPLES - 9.0%
4,400	Big Lots, Inc. ^	196,240
1,000	Dollar General Corporation ^	209,620
6,920	Kroger Company (The)	234,657
2,240	Walmart, Inc.	313,398
		953,915
	SEMICONDUCTORS - 5.3%
4,305	Qorvo, Inc. *	555,388

CATALYST FUNDS
CATALYST BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 98.0% (Continued)
	SOFTWARE - 12.8%
545	Cerner Corporation ^	$39,398
14,365	Dropbox, Inc. *	276,670
2,290	Microsoft Corporation	481,656
4,200	Oracle Corporation	250,740
1,385	Qualys, Inc. * ^	135,744
2,720	SS&C Technologies Holdings, Inc.	164,614
		1,348,822
	SPECIALTY FINANCE - 2.7%
12,975	Mr. Cooper Group, Inc. * ^	289,602

	TECHNOLOGY HARDWARE - 9.2%
8,440	Apple, Inc.	977,437

	TECHNOLOGY SERVICES - 4.1%
845	FactSet Research Systems, Inc.	282,974
355	Fair Isaac Corporation * ^	151,010
		433,984
	WHOLESALE - DISCRETIONARY - 5.2%
1,645	Pool Corporation	550,318

	TOTAL COMMON STOCK (Cost - $8,619,005)	10,374,183

	COLLATERAL FOR SECURITIES LOANED - 17.7%
1,878,998	Mount Vernon Liquid Assets Portfolio LLC, 0.18% + #	1,878,998
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,878,998)

	TOTAL INVESTMENTS - 115.7% (Cost - $10,498,003)	$12,253,181
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.7)%	(1,662,392)
	NET ASSETS - 100.0%	$10,590,789

LLC - Limited Liability Company

PLC - Public Limited Company

*	Non-income producing security.

+	Variable rate security. Rate is as of September 30, 2020.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,840,624 at September 30, 2020.

#	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

CATALYST FUNDS
EAVOL NASDAQ-100 VOLATILITY OVERLAY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	EXCHANGE TRADED FUND - 9.1%
17,968	PGIM Ultra Short Bond ETF	$896,963
	TOTAL EXCHANGE TRADED FUND (Cost - $896,825)	896,963

	TOTAL INVESTMENT - 9.1% (Cost - $896,825)	$896,963
	OTHER ASSETS LESS LIABILITIES - 90.9%	9,003,882
	NET ASSETS - 100.0%	$9,900,845

ETF - Exchange Traded Fund

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCK - 97.3%
	AEROSPACE & DEFENSE - 3.9%
3,868	Lockheed Martin Corporation	$1,482,527

	BIOTECH & PHARMA - 3.6%
22,478	Bristol-Myers Squibb Company	1,355,199

	COMMERCIAL SUPPORT SERVICES - 4.0%
13,207	Waste Management, Inc.	1,494,636

	DIVERSIFIED INDUSTRIALS - 3.9%
9,050	Honeywell International, Inc.	1,489,721

	FOOD - 4.3%
8,400	McCormick & Company, Inc.	1,630,440

	HEALTH CARE FACILITIES & SERVICES - 9.2%
14,260	HCA Healthcare, Inc.	1,777,937
5,503	UnitedHealth Group, Inc.	1,715,670
		3,493,607
	INTERNET MEDIA & SERVICES - 2.5%
10,198	Expedia Group, Inc.	935,055

	LEISURE FACILITIES & SERVICES - 19.9%
20,038	Darden Restaurants, Inc.	2,018,628
19,742	Dunkin’ Brands Group, Inc.	1,617,067
7,736	Marriott International, Inc.	716,199
7,206	McDonald’s Corporation	1,581,645
18,808	Starbucks Corporation	1,615,983
		7,549,522
	RETAIL - CONSUMER STAPLES - 9.8%
9,187	Dollar General Corporation	1,925,779
11,379	Target Corporation	1,791,282
		3,717,061
	RETAIL - DISCRETIONARY - 11.8%
9,857	Advance Auto Parts, Inc.	1,513,049
5,524	Home Depot, Inc. (The)	1,534,070
25,669	TJX Companies, Inc. (The)	1,428,480
		4,475,599
	SEMICONDUCTORS - 3.6%
4,138	Lam Research Corporation	1,372,781

	SOFTWARE - 4.1%
7,311	Microsoft Corporation	1,537,723

	TECHNOLOGY HARDWARE - 3.7%
12,128	Apple, Inc.	1,404,544

	TECHNOLOGY SERVICES - 9.6%
6,301	Automatic Data Processing, Inc.	878,926
10,358	Broadridge Financial Solutions, Inc.	1,367,256
15,460	Leidos Holdings, Inc.	1,378,259
		3,624,441
	TRANSPORTATION EQUIPMENT - 3.4%
36,614	Allison Transmission Holdings, Inc.	1,286,616

	TOTAL COMMON STOCK (Cost - $33,911,210)	36,849,472

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	PUT OPTIONS PURCHASED - 0.2% *
12	S&P 500 Index	TradeStation	$3,720,000	11/20/2020 - $3,100.00	$72,180
	TOTAL PUT OPTIONS PURCHASED (Cost - $90,750)

	TOTAL INVESTMENTS - 97.5% (Cost - $34,001,960)				$36,921,652
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5%				948,327
	NET ASSETS - 100.0%				$37,869,979

*	Non-income producing security.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCK - 88.0%
	AEROSPACE & DEFENSE - 3.9%
100,000	Kratos Defense & Security Solutions, Inc. *	$1,928,000

	ASSET MANAGEMENT - 3.9%
21,800	Groupe Bruxelles Lambert S.A.	1,967,900

	BEVERAGES - 2.7%
128,500	Distell Group Holdings Ltd.	566,232
1,800,000	Thai Beverage PCL	797,744
		1,363,976
	BIOTECH & PHARMA - 13.4%
11,800	Johnson & Johnson	1,756,784
26,345	Novartis A.G. - ADR	2,290,961
34,650	Sanofi - ADR	1,738,391
52,000	Takeda Pharmaceutical Company Ltd. - ADR	927,680
		6,713,816
	CHEMICALS - 3.0%
83,070	Mosaic Company (The)	1,517,689

	CONSTRUCTION MATERIALS - 0.4%
8,000	MDU Resources Group, Inc.	180,000

	E-COMMERCE DISCRETIONARY - 4.7%
45,500	eBay, Inc.	2,370,550

	ENGINEERING & CONSTRUCTION - 5.2%
27,000	Tetra Tech, Inc.	2,578,500

	ENTERTAINMENT CONTENT - 1.5%
27,380	Vivendi S.A.	764,151

	FOOD - 9.0%
21,360	Campbell Soup Company	1,033,183
198,000	GrainCorp Ltd. *	536,445
515,200	Grupo Herdez S.A.B. de C.V.	933,513
16,550	Nestle S.A. - ADR	1,973,670
		4,476,811
	GAS & WATER UTILITIES - 5.6%
41,855	National Fuel Gas Company	1,698,894
32,960	UGI Corporation	1,087,021
		2,785,915
	HOUSEHOLD PRODUCTS - 2.1%
53,988	Reckitt Benckiser Group plc - ADR	1,060,864

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
79,500	JSE Ltd.	558,835

	INTERNET MEDIA & SERVICES - 0.9%
1,743	Facebook, Inc. *	456,492

	METALS & MINING - 0.6%
13,000	Anglo American plc	315,255

	RETAIL - CONSUMER STAPLES - 0.5%
1,650	Walmart, Inc.	230,851

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Value
	COMMON STOCK - 88.0% (Continued)
	SEMICONDUCTORS - 4.5%
2,500	Applied Materials, Inc.	$148,625
9,000	Intel Corporation	466,020
35,000	Micron Technology, Inc. *	1,643,600
		2,258,245
	SOFTWARE - 3.6%
8,500	Microsoft Corporation	1,787,805

	TECHNOLOGY HARDWARE - 7.3%
9,275	Apple, Inc.	1,074,138
46,500	Cisco Systems, Inc.	1,831,635
190,000	Nokia Oyj - ADR * +	742,900
		3,648,673
	TELECOMMUNICATIONS - 6.8%
156,106	Orange S.A. - ADR	1,620,380
19,915	Verizon Communications, Inc.	1,184,743
43,920	Vodafone Group plc	589,406
		3,394,529
	TOBACCO & CANNABIS - 2.8%
6,800,000	Hanjaya Mandala Sampoerna Tbk P.T.	639,785
44,420	Imperial Brands plc - ADR	786,234
		1,426,019
	WHOLESALE - CONSUMER STAPLES - 4.5%
49,300	Bunge Ltd.	2,253,010

	TOTAL COMMON STOCK (Cost - $37,807,674)	44,037,886

	CLOSED-END FUND - 5.3%
144,000	Sprott Physical Gold and Silver Trust	2,640,960
	TOTAL CLOSED-END FUND (Cost - $1,917,569)

	TOTAL INVESTMENTS - 93.3% (Cost - $39,725,243)	$46,678,846
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7%	3,368,741
	NET ASSETS - 100.0%	$50,047,587

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

*	Non-income producing security.

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.0)% *
400	Nokia Oyj	Wall Street Access	$280,000	1/21/2022 - $7.00	$8,800
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $13,587)

*	Non-income producing security.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares				Value
	COMMON STOCK - 62.6%
	ASSET MANAGEMENT - 2.8%
6,895	Groupe Bruxelles Lambert SA			$622,416

	BEVERAGES - 0.8%
375,000	Thai Beverage PCL			166,197

	BIOTECH & PHARMACEUTICALS - 13.1%
5,400	Johnson & Johnson			803,952
8,525	Novartis AG - ADR			741,334
17,300	Sanofi - ADR			867,941
26,000	Takeda Pharmaceutical Co. Ltd. - ADR			463,840
				2,877,067
	CHEMICALS - 0.8%
10,000	Mosaic Co.			182,700

	E-COMMERCE DISCRETIONARY - 1.3%
5,500	eBay, Inc.			286,550

	ENGINEERING & CONSTRUCTION - 5.3%
12,271	Tetra Tech, Inc.			1,171,880

	FOOD - 9.4%
9,326	Campbell Soup Co.			451,099
25,000	GrainCorp Ltd. *			67,733
197,800	Grupo Herdez SAB de CV			358,402
8,050	Nestle SA - ADR			960,003
20,000	Tiger Brands Ltd.			228,741
				2,065,978
	GAS & WATER UTILITIES - 4.4%
15,820	National Fuel Gas Co.			642,134
10,000	UGI Corp.			329,800
				971,934
	METALS & MINING - 0.8%
7,000	Anglo American PLC			169,752

	SEMICONDUCTORS - 2.8%
3,500	Intel Corp.			181,230
9,000	Micron Technology, Inc. *			422,640
				603,870
	SOFTWARE - 2.3%
2,400	Microsoft Corp.			504,792

	TECHNOLOGY HARDWARE - 5.9%
20,400	Cisco Systems, Inc.			803,556
125,000	Nokia Oyj - ADR *			488,750
				1,292,306
	TELECOMMUNICATIONS - 6.1%
64,500	Orange SA - ADR			669,510
7,500	Verizon communications, Inc.			446,175
15,790	Vodafone Group PLC - ADR			211,902
				1,327,587
	TOBACCO & CANNABIS - 4.2%
3,991,700	Hanjaya Mandala Sampoerna Tbk PT			375,563
30,800	Imperial Brands PLC - ADR			545,160
				920,723
	WHOLESALE - CONSUMER STAPLES - 2.6%
12,600	Bunge Ltd.			575,820

	TOTAL COMMON STOCK (Cost - $12,423,027)			13,739,572

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 1.1%
	BIOTECH & PHARMACEUTICALS - 1.1%
$275,000	Ligand Pharmaceuticals, Inc.	0.750	5/15/2023	250,070
	TOTAL CONVERTIBLE BONDS (Cost - $255,383)

	CORPORATE BONDS - 30.1%
	AEROSPACE & DEFENSE - 1.6%
275,000	Boeing Co.	1.650	10/30/2020	275,171
76,000	Howmet Aerospace, Inc.	5.400	4/15/2021	77,061
				352,232
	AUTOMOTIVE - 4.7%
490,000	Ford Motor Co.	9.215	9/15/2021	523,320
250,000	Ford Motor Credit Co. LLC	2.343	11/2/2020	250,313
250,000	Ford Motor Credit Co. LLC	3.339	3/28/2022	249,494
				1,023,127
	CABLE & SATELLITE - 0.5%
110,000	DISH DBS Corp.	6.750	6/1/2021	112,860

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Coupon Rate (%)	Maturity		Value
	CORPORATE BONDS - 30.1% (Continued)
	CHEMICALS - 3.0%
$624,000	Methanex Corp.	5.250	3/1/2022		$661,752

	COMMERCIAL SUPPORT SERVICES - 1.0%
225,000	RR Donnelley & Sons Co.	7.875	3/15/2021		229,191

	ELECTRIC UTILITIES - 1.2%
250,000	TransAlta Corp.	4.500	11/15/2022		257,371

	HOME & OFFICE PRODUCTS - 1.1%
250,000	Tupperware Brands Corp.	4.750	6/1/2021		238,412

	LEISURE FACILITIES & SERVICES - 3.3%
510,000	Royal Caribbean Cruises Ltd.	2.650	11/28/2020		508,725
225,000	Yum! Brands, Inc.	3.875	11/1/2020		225,394
					734,119
	MACHINERY - 0.1%
250,000	Briggs & Stratton Corp.	6.875	12/15/2020		12,812

	METALS & MINING - 1.6%
40,000	AngloGold Ashanti Holdings PLC	5.125	8/1/2022		42,101
300,000	Freeport-McMoRan, Inc.	3.550	3/1/2022		305,834
					347,935
	OIL & GAS PRODUCERS - 2.8%
222,000	Apache Corp.	3.625	2/1/2021		221,445
200,000	Buckeye Partners LP	4.875	2/1/2021		200,625
200,000	Murphy Oil Corp.	4.000	6/1/2022		193,623
					615,693
	OIL & GAS SERVICES & EQUIPMENT - 3.0%
697,000	Transocean, Inc.	6.500	11/15/2020		658,665

	RETAIL - CONSUMER STAPLES - 0.8%
175,000	Safeway, Inc.	4.750	12/1/2021		177,822

	RETAIL - DISCRETIONARY - 2.3%
185,000	Foot Locker, Inc.	8.500	1/15/2022		197,945
300,000	L Brands, Inc.	5.625	2/15/2022		312,863
					510,808
	TECHNOLOGY HARDWARE - 1.2%
250,000	Seagate HDD Cayman	4.250	3/1/2022		261,012

	TELECOMMUNICATIONS - 1.0%
200,000	Sprint Corp.	7.250	9/15/2021		209,500

	TRANSPORTATION & LOGISTICS - 0.9%
200,000	United Airlines Holdings, Inc.	6.000	12/1/2020		201,225

	TOTAL CORPORATE BONDS (Cost - $6,847,816)				6,604,536

Shares
	CLOSED-END FUND - 2.0%
23,500	Sprott Physical Gold and Silver Trust				430,990
	TOTAL CLOSED-END FUND (Cost - $336,373)

	TOTAL INVESTMENTS - 95.8% (Cost - $19,862,599)				$21,025,168
	OTHER ASSETS LESS LIABILITIES - 4.2%				911,122
	NET ASSETS - 100.0%				$21,936,290

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (0.5)% *
	CALL OPTIONS WRITTEN - (0.5)% *
55	eBay, Inc.	Pershing	$247,500	1/15/2021 - $45.00	$54,725
200	Nokia Oyj	Pershing	100,000	6/18/2021 - $5.00	5,800
300	Nokia Oyj	Pershing	210,000	6/18/2021 - $7.00	3,300
300	Nokia Oyj	Pershing	120,000	1/21/2022 - $4.00	23,700
425	Nokia Oyj	Pershing	212,500	1/21/2022 - $5.00	20,400
	TOTAL OPTIONS WRITTEN (Premium - $63,915)				$107,925

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares				Value
	EXCHANGE TRADED FUNDS - 47.3%
	EQUITY FUNDS - 47.3%
192,948	iShares China Large-Cap ETF			$8,103,816
1,257,730	iShares Core S&P Mid-Cap ETF			233,069,946
1,947,698	iShares Core S&P Small-Cap ETF			136,786,831
408,258	iShares MSCI Australia ETF			8,050,848
48,655	iShares MSCI Austria ETF			711,823
26,139	iShares MSCI Belgium ETF			445,670
296,120	iShares MSCI Brazil ETF			8,190,679
296,487	iShares MSCI Canada ETF			8,126,709
171,871	iShares MSCI Chile ETF			4,140,372
191,075	iShares MSCI France ETF			5,338,636
206,602	iShares MSCI Germany ETF			6,018,316
365,411	iShares MSCI Hong Kong ETF			8,009,809
23,496	iShares MSCI India ETF			795,575
19,116	iShares MSCI Israel ETF			1,002,252
97,584	iShares MSCI Italy ETF			2,379,098
143,495	iShares MSCI Japan ETF			8,476,250
153,306	iShares MSCI Malaysia ETF			4,015,084
223,836	iShares MSCI Mexico ETF			7,467,169
47,554	iShares MSCI Netherlands ETF			1,656,306
33,800	iShares MSCI Peru ETF			997,113
295,831	iShares MSCI Singapore ETF			5,537,956
102,728	iShares MSCI South Africa ETF			3,793,745
118,471	iShares MSCI South Korea ETF			7,740,895
265,781	iShares MSCI Spain ETF			5,783,395
64,898	iShares MSCI Sweden ETF			2,291,548
140,746	iShares MSCI Switzerland ETF			5,780,438
182,667	iShares MSCI Taiwan ETF			8,201,748
61,643	iShares MSCI Thailand ETF			3,867,482
156,158	iShares MSCI Turkey ETF			3,085,682
225,722	iShares MSCI United Kingdom ETF			5,753,654
1,055,808	iShares Russell 1000 ETF			197,594,467
1,123,517	iShares Russell 2000 ETF			168,291,611
1,006,995	iShares Russell Mid-Cap ETF			57,781,373
345,730	Schwab U.S. REIT ETF			12,228,470
375,822	VanEck Vectors Russia ETF			7,873,471
1,050,717	Vanguard FTSE Emerging Markets ETF			45,433,003
323,957	Vanguard FTSE Europe ETF			16,985,066
244,624	Vanguard Large-Cap ETF			38,268,979
470,140	Vanguard Mid-Cap ETF			82,866,876
1,041,266	Vanguard Real Estate ETF			82,218,363
143,162	Vanguard S&P 500 ETF			44,043,789
429,196	Vanguard Small-Cap ETF			66,010,345
320,161	WisdomTree India Earnings Fund			7,555,800
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,149,940,689)			1,332,770,458

Principal		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES - 27.5%
	U.S. TREASURY NOTES - 27.5%
$221,870,000	United States Treasury Note +^	1.750	11/15/2020	222,317,425
188,580,000	United States Treasury Note ^	2.250	2/15/2021	190,082,473
200,500,000	United States Treasury Note ^	2.625	5/15/2021	203,621,971
156,220,000	United States Treasury Note + ^	2.750	8/15/2021	159,809,847
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $775,713,499)			775,831,716

	TOTAL INVESTMENTS - 74.8% (Cost - $1,925,654,188)			$2,108,602,174
	OTHER ASSETS LESS LIABILITIES - 25.2%			708,601,366
	NET ASSETS - 100.0%			$2,817,203,540

ETF - Exchange Traded Fund

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.9%
296	90-Day Euro$ Future	$73,859,400	June-21	$(8,262)
2,005	90-Day Euro$ Future	500,297,625	September-21	15,450
814	90-Day Euro$ Future	203,031,950	June-22	(65,850)
1,522	90-Day Euro$ Future	379,586,800	September-22	(101,262)
396	Amsterdam Index Future	50,855,901	October-20	(356,609)
2,668	Australian 3 Year Bond Future	436,654,722	December-20	594,468
3,886	Australian 10 Year Bond Future	809,957,531	December-20	3,243,629
587	Brent Crude Future +	24,830,100	December-20	(3,070)
467	Brent Crude Future +	19,964,250	January-21	10,410
153	Brent Crude Future +	6,597,360	February-21	(4,560)
70	Brent Crude Future +	3,042,200	March-21	(4,440)
45	Brent Crude Future +	1,970,100	April-21	(3,360)
28	Brent Crude Future +	1,234,520	May-21	(1,920)
1,409	CAC 40 10 Euro Future	79,325,222	October-20	(232,484)
1,073	Canadian 10 Year Bond Future	121,948,067	December-20	(165,188)
145	CBOE VIX Future +	4,766,875	November-20	(1,825)
48	CBOE VIX Future +	1,484,400	December-20	17,725
30	CBOE VIX Future +	896,250	January-21	18,775
251	Coffee ‘C’ Future +	10,443,169	December-20	73,556
802	Copper Future +	60,801,625	December-20	789,300
20	Cotton No. 2 Future +	657,900	December-20	(2,720)
364	DAX Index Future	136,366,237	December-20	1,270,935
267	Dija Mini E-CBOT Future	36,931,440	December-20	152,235
1,334	E-mini Russell 2000 Future	100,343,480	December-20	1,258,230
10,059	Euro BOBL Future	1,594,423,613	December-20	85,227
2,454	Euro-BTP Future	424,688,655	December-20	4,797,210
4,839	Euro Bund Future	990,306,027	December-20	1,866,621
565	Euro BUXL Future	147,536,085	December-20	1,109,535
3,308	Euro-Oat Future	653,827,004	December-20	2,066,511
4,814	Euro Schatz Future	633,892,719	December-20	(62,025)
3,901	Euro Stoxx 50 Future	146,109,837	December-20	1,422,520
1,910	FTSE 100 Index Future	144,241,188	December-20	(771,533)
1,611	FTSE China A50	24,358,320	October-20	(114,075)
491	FTSE/JSE Top 40 Future	14,830,673	December-20	(66,515)
399	FTSE/MIB Index Future	44,367,437	December-20	109,289
190	Gasoline RBOB Future +	9,429,168	November-20	121,246
92	Gasoline RBOB Future +	4,502,333	December-20	60,560
720	Gold 100 oz. Future +	136,476,000	December-20	1,337,690
425	Hang Seng Index Future	64,243,548	October-20	(209,599)
953	HSCEI Future	57,671,871	October-20	(51,700)
169	IBEX 35 Index Future	13,338,168	October-20	92,287
420	Japan 10 Year Bond Future	605,384,251	December-20	720,715
83	LME Copper Future +	13,850,106	December-20	(28,014)
44	LME Nickel Future +	3,831,960	December-20	7,055
170	LME PRI Aluminum Future +	7,498,063	December-20	(44,736)
120	LME Zinc Future +	7,206,750	December-20	(193,940)
2,855	Long Gilt Future	502,374,616	December-20	(499,946)
467	MSCI EAFE Future	43,272,220	December-20	341,245
2,390	MSCI Emerging Market Future	130,075,750	December-20	674,255
684	MSCI Taiwan Index Future	33,721,200	October-20	142,440
522	Nasdaq 100 E-Mini Future	119,092,212	December-20	501,672
13	Nikkei 225 (OSE) Future	2,856,723	December-20	(37,241)
43	Nikkei 225 (SGX) Future	4,727,637	December-20	(32,929)
2,005	OMXS30 Index Future #	41,024,092	October-20	795,965
23	Platinum Future +	1,045,580	January-21	8,230
159	S&P 500 E-Mini Future	26,648,400	December-20	297,713
133	S&P Mid 400 E-Mini Future	24,683,470	December-20	426,590

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

				Unrealized
				Appreciation
Long Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.9% (Continued)
184	S&P/TSX 60 IX Future	$26,489,388	December-20	$68,750
228	Silver Future +	26,783,160	December-20	104,960
1,635	Soybean Future +	83,671,125	November-20	1,502,175
975	Soybean Meal Future +	33,423,000	December-20	145,170
533	TAIEX Future	45,909,184	October-20	591,505
163	TOPIX Index Future	25,107,221	December-20	(193,168)
3,318	US 2 Year Note (CBT)	733,145,280	December-20	127,398
7,107	US 5 Year Note (CBT)	895,702,317	December-20	442,466
5,231	US 10 Year Note (CBT)	729,886,661	December-20	1,175,052
1,408	US Long Bond (CBT) Future	248,203,648	December-20	681,054
384	US Ultra Bond Future	85,176,192	December-20	50,348
428	World Sugar #11 Future +	6,476,154	March-21	233,419
	Net Unrealized Gain From Open Long Futures Contracts			26,294,615

				Unrealized
				Appreciation
Short Contracts		Notional	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (0.1)%
521	90-Day Euro$ Future	129,976,475	December-21	(16,250)
236	90-Day Euro$ Future	58,870,200	March-22	11,800
466	90-Day Euro$ Future	116,191,275	December-22	7,250
315	Bovedspa Index Future	5,286,112	October-20	12,068
584	CBOE VIX Future +	17,739,000	October-20	243,300
144	Cocoa Future +	3,666,240	December-20	97,730
238	Corn Future +	4,510,100	December-20	(182,787)
16	Gasoline RBOB Future +	781,738	January-21	9,202
27	Gasoline RBOB Future +	1,330,636	February-21	(5,914)
343	KC Red Wheat Future +	8,742,213	December-20	(595,638)
88	Lean Hogs Future +	2,221,120	December-20	19,890
160	Live Cattle Future +	7,190,400	December-20	(18,230)
6	LME Lead Future +	273,338	December-20	410
473	Low Sulphur Gasoil G Future +	15,786,375	November-20	(189,200)
41	Low Sulphur Gasoil G Future +	1,385,800	December-20	(16,950)
1,241	Natural Gas Future +	31,360,070	November-20	711,990
276	Natural Gas Future +	8,602,920	December-20	(36,160)
383	Natural Gas Future +	12,512,610	January-21	75,400
340	Natural Gas Future +	10,951,400	February-21	108,080
98	Natural Gas Future +	3,037,020	March-21	40,940
76	NY Harbor ULSD Future +	3,677,822	November-20	(66,389)
157	NY Harbor ULSD Future +	7,685,307	December-20	(97,642)
22	NY Harbor ULSD Future +	1,091,152	January-21	(10,080)
16	NY Harbor ULSD Future +	803,040	February-21	(9,547)
2,306	SET50 Future	11,332,239	December-20	103,428
312	SGX Nifty 50	7,022,496	October-20	11,046
180	Soybean Oil Future +	3,578,040	December-20	(37,500)
63	SPI 200 Future	6,549,772	December-20	3,154
284	Wheat Future +	8,207,600	December-20	(403,050)
15	WTI Crude Future +	603,300	November-20	(2,400)
230	WTI Crude Future +	9,308,100	December-20	(19,700)
86	WTI Crude Future +	3,507,940	January-21	3,540
49	WTI Crude Future +	2,015,370	February-21	4,500
28	WTI Crude Future +	1,161,160	March-21	1,380
17	WTI Crude Future +	710,260	April-21	4,840
	Net Unrealized Loss From Open Short Futures Contracts			(237,489)
	Total Unrealized Gain From Open Futures Contracts			$26,057,126

+	All of this investment is a holding of the CMHSF Fund Limited.

#	The security is illiquid; total illiquid securities represent 0.0% of net assets.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Market Value	(Depreciation)
To Buy:
Australian Dollar	10/1/2020	Deutsche Bank	121,040,000	$85,946,134	$86,755,464	$809,330
British Pound	10/1/2020	BAML	7,340,000	9,438,999	9,489,155	50,156
British Pound	10/1/2020	Deutsche Bank	25,090,000	32,251,790	32,436,364	184,574
Canadian Dollar	10/1/2020	Deutsche Bank	65,680,000	49,169,351	49,170,877	1,526
Euro	10/1/2020	BAML	8,940,000	10,492,163	10,483,496	(8,667)
Euro	10/1/2020	Deutsche Bank	2,480,000	2,909,409	2,908,173	(1,236)
Israeli Shekel	10/1/2020	BAML	24,210,000	7,001,810	7,078,326	76,516
Israeli Shekel	10/1/2020	Deutsche Bank	24,920,000	7,210,050	7,285,911	75,861
Japanese Yen	10/1/2020	BAML	5,684,000,000	53,796,339	53,861,460	65,121
Mexican Peso	10/1/2020	BAML	677,890,000	30,298,713	30,707,449	408,736
New Zealand Dollar	10/1/2020	BAML	3,110,000	2,046,089	2,055,710	9,621
New Zealand Dollar	10/1/2020	Deutsche Bank	18,120,000	11,922,594	11,977,320	54,726
Norwegian Krone	10/1/2020	BAML	284,030,000	30,001,297	30,356,110	354,813
Norwegian Krone	10/1/2020	Deutsche Bank	3,400,000	358,984	363,380	4,396
Polish Zloty	10/1/2020	BAML	51,270,000	13,181,597	13,260,567	78,970
Polish Zloty	10/1/2020	Deutsche Bank	8,250,000	2,114,923	2,133,796	18,873
Singapore Dollar	10/1/2020	BAML	24,620,000	17,958,967	18,035,305	76,338
Singapore Dollar	10/1/2020	Deutsche Bank	8,430,000	6,148,241	6,175,372	27,131
South African Rand	10/1/2020	BAML	219,570,000	12,975,680	13,163,669	187,989
Swedish Krona	10/1/2020	BAML	57,020,000	6,334,032	6,370,950	36,918
Swedish Krona	10/1/2020	Deutsche Bank	260,600,000	28,934,453	29,117,318	182,865
Swiss Franc	10/1/2020	BAML	17,640,000	19,129,188	19,199,999	70,811
Swiss Franc	10/1/2020	Deutsche Bank	34,810,000	37,738,869	37,888,438	149,569
Australian Dollar	10/2/2020	Deutsche Bank	155,470,000	110,931,244	111,433,168	501,924
British Pound	10/2/2020	BAML	22,020,000	28,282,513	28,467,469	184,956
British Pound	10/2/2020	Deutsche Bank	980,000	1,267,385	1,266,945	(440)
Euro	10/2/2020	BAML	15,290,000	17,931,346	17,929,825	(1,521)
Euro	10/2/2020	Deutsche Bank	3,030,000	3,553,783	3,553,130	(653)
Israeli Shekel	10/2/2020	BAML	32,060,000	9,308,343	9,373,448	65,105
Israeli Shekel	10/2/2020	Deutsche Bank	15,230,000	4,426,022	4,452,827	26,805
Japanese Yen	10/2/2020	BAML	8,992,000,000	85,146,917	85,207,982	61,065
Mexican Peso	10/2/2020	BAML	987,030,000	44,689,344	44,711,049	21,705
Mexican Peso	10/2/2020	Deutsche Bank	18,820,000	852,525	852,519	(6)
New Zealand Dollar	10/2/2020	BAML	3,720,000	2,455,915	2,458,920	3,005
New Zealand Dollar	10/2/2020	Deutsche Bank	64,980,000	42,878,686	42,951,786	73,100
Norwegian Krone	10/2/2020	BAML	271,760,000	28,731,654	29,044,737	313,083
Polish Zloty	10/2/2020	BAML	103,310,000	26,706,814	26,720,295	13,481
Polish Zloty	10/2/2020	Deutsche Bank	5,050,000	1,305,100	1,306,142	1,042
Singapore Dollar	10/2/2020	BAML	20,530,000	14,999,291	15,039,188	39,897
Singapore Dollar	10/2/2020	Deutsche Bank	8,720,000	6,369,145	6,387,811	18,666
South African Rand	10/2/2020	BAML	266,610,000	15,964,268	15,983,813	19,545
Swedish Krona	10/2/2020	BAML	70,960,000	7,890,717	7,928,493	37,776
Swedish Krona	10/2/2020	Deutsche Bank	384,300,000	42,704,155	42,938,548	234,393
Swiss Franc	10/2/2020	BAML	7,660,000	8,314,727	8,337,414	22,687
Swiss Franc	10/2/2020	Deutsche Bank	3,120,000	3,401,385	3,395,918	(5,467)
Australian Dollar	10/21/2020	Deutsche Bank	925,800,000	666,436,505	663,594,852	(2,841,653)
Brazilian Real	10/21/2020	BAML	404,260,000	75,762,422	71,694,664	(4,067,758)
British Pound	10/21/2020	BAML	701,710,000	909,813,726	907,267,303	(2,546,423)
Canadian Dollar	10/21/2020	Deutsche Bank	631,400,000	475,783,550	472,723,501	(3,060,049)
Chilean Peso	10/21/2020	BAML	10,958,000,000	14,151,076	13,910,668	(240,408)
Colombian Peso	10/21/2020	BAML	60,000,000	15,603	15,551	(52)
Euro	10/21/2020	BAML	669,770,000	790,459,672	785,726,571	(4,733,101)
Indian Rupee	10/21/2020	BAML	5,450,770,000	74,029,201	73,733,288	(295,913)
Israeli Shekel	10/21/2020	BAML	351,710,000	103,018,486	102,852,066	(166,420)
Japanese Yen	10/21/2020	BAML	55,038,000,000	521,949,003	521,650,219	(298,784)
Mexican Peso	10/21/2020	BAML	3,172,070,000	145,097,796	143,353,467	(1,744,329)
New Zealand Dollar	10/21/2020	BAML	17,530,000	11,485,376	11,587,352	101,976
New Zealand Dollar	10/21/2020	Deutsche Bank	425,020,000	283,104,111	280,938,747	(2,165,364)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Purchased	USD Sold	Market Value	(Depreciation)
To Buy (Continued):
Norwegian Krone	10/21/2020	BAML	2,112,260,000	231,486,610	225,755,773	(5,730,837)
Polish Zloty	10/21/2020	BAML	625,080,000	164,364,885	161,677,687	(2,687,198)
Russian Ruble	10/21/2020	BAML	22,995,760,000	305,863,104	295,714,156	(10,148,948)
Russian Ruble	10/21/2020	Deutsche Bank	2,090,000	27,674	26,876	(798)
Singapore Dollar	10/21/2020	BAML	169,430,000	$124,242,647	$124,117,467	$(125,180)
South African Rand	10/21/2020	BAML	2,523,250,000	149,054,904	150,917,444	1,862,540
South Korean Won	10/21/2020	BAML	23,362,000,000	19,838,214	19,976,052	137,838
Swedish Krona	10/21/2020	Deutsche Bank	2,287,480,000	258,014,555	255,636,009	(2,378,546)
Swiss Franc	10/21/2020	BAML	654,800,000	717,035,831	713,103,326	(3,932,505)
Chilean Peso	11/18/2020	BAML	645,000,000	823,704	818,992	(4,712)
Norwegian Krone	11/18/2020	BAML	553,840,000	58,802,477	59,196,309	393,832
Russian Ruble	11/18/2020	BAML	2,842,290,000	36,316,937	36,443,636	126,699
				$7,122,449,020	$7,082,448,012	$(40,001,008)

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Sold	USD Purchased	Market Value	(Depreciation)
To Sell:
Australian Dollar	10/1/2020	Deutsche Bank	(121,040,000)	(86,145,379)	(86,755,458)	(610,079)
British Pound	10/1/2020	BAML	(32,430,000)	(41,669,196)	(41,925,523)	(256,327)
Canadian Dollar	10/1/2020	Deutsche Bank	(65,680,000)	(49,354,143)	(49,170,878)	183,265
Euro	10/1/2020	BAML	(11,420,000)	(13,387,100)	(13,391,668)	(4,568)
Israeli Shekel	10/1/2020	BAML	(49,130,000)	(14,250,493)	(14,364,237)	(113,744)
Japanese Yen	10/1/2020	BAML	(5,684,000,000)	(53,837,408)	(53,861,460)	(24,052)
Mexican Peso	10/1/2020	BAML	(677,890,000)	(30,307,399)	(30,707,450)	(400,051)
New Zealand Dollar	10/1/2020	Deutsche Bank	(21,230,000)	(13,968,200)	(14,033,033)	(64,833)
Norwegian Krone	10/1/2020	BAML	(287,430,000)	(30,354,625)	(30,719,492)	(364,867)
Polish Zloty	10/1/2020	BAML	(59,520,000)	(15,446,500)	(15,394,364)	52,136
Singapore Dollar	10/1/2020	BAML	(33,050,000)	(24,144,355)	(24,210,681)	(66,326)
South African Rand	10/1/2020	BAML	(219,570,000)	(12,847,973)	(13,163,670)	(315,697)
Swedish Krona	10/1/2020	Deutsche Bank	(317,620,000)	(35,288,954)	(35,488,268)	(199,314)
Swiss Franc	10/1/2020	BAML	(52,450,000)	(57,020,166)	(57,088,435)	(68,269)
Australian Dollar	10/2/2020	Deutsche Bank	(155,470,000)	(111,416,021)	(111,433,171)	(17,150)
British Pound	10/2/2020	BAML	(23,000,000)	(29,555,231)	(29,734,402)	(179,171)
Euro	10/2/2020	BAML	(18,320,000)	(21,463,559)	(21,482,957)	(19,398)
Israeli Shekel	10/2/2020	BAML	(47,290,000)	(13,819,808)	(13,826,273)	(6,465)
Japanese Yen	10/2/2020	BAML	(8,992,000,000)	(85,185,396)	(85,207,998)	(22,602)
Mexican Peso	10/2/2020	BAML	(1,005,850,000)	(45,500,213)	(45,563,571)	(63,358)
New Zealand Dollar	10/2/2020	Deutsche Bank	(68,700,000)	(45,394,899)	(45,410,709)	(15,810)
Norwegian Krone	10/2/2020	BAML	(271,760,000)	(29,007,071)	(29,044,738)	(37,667)
Polish Zloty	10/2/2020	BAML	(108,360,000)	(28,067,449)	(28,026,433)	41,016
Singapore Dollar	10/2/2020	BAML	(29,250,000)	(21,430,456)	(21,427,002)	3,454
South African Rand	10/2/2020	BAML	(266,610,000)	(15,808,636)	(15,983,813)	(175,177)
Swedish Krona	10/2/2020	Deutsche Bank	(455,260,000)	(50,802,103)	(50,867,039)	(64,936)
Swiss Franc	10/2/2020	BAML	(10,780,000)	(11,711,813)	(11,733,334)	(21,521)
Australian Dollar	10/21/2020	Deutsche Bank	(845,190,000)	(611,756,289)	(605,815,221)	5,941,068
Brazilian Real	10/21/2020	BAML	(1,412,130,000)	(261,108,972)	(250,438,291)	10,670,681
British Pound	10/21/2020	BAML	(471,060,000)	(625,573,794)	(609,051,226)	16,522,568
Canadian Dollar	10/21/2020	Deutsche Bank	(436,420,000)	(333,711,486)	(326,743,731)	6,967,755
Chilean Peso	10/21/2020	BAML	(10,958,000,000)	(14,072,678)	(13,910,664)	162,014
Colombian Peso	10/21/2020	BAML	(1,091,000,000)	(295,538)	(282,767)	12,771
Euro	10/21/2020	BAML	(142,690,000)	(168,443,605)	(167,393,769)	1,049,836
Indian Rupee	10/21/2020	BAML	(1,262,300,000)	(17,134,640)	(17,075,298)	59,342
Israeli Shekel	10/21/2020	BAML	(256,860,000)	(74,907,209)	(75,114,674)	(207,465)
Japanese Yen	10/21/2020	BAML	(49,605,000,000)	(470,645,390)	(470,156,239)	489,151
Mexican Peso	10/21/2020	BAML	(5,181,170,000)	(238,621,116)	(234,149,524)	4,471,592
New Zealand Dollar	10/21/2020	Deutsche Bank	(196,080,000)	(131,628,647)	(129,609,123)	2,019,524
Norwegian Krone	10/21/2020	BAML	(2,112,260,000)	(232,301,070)	(225,755,774)	6,545,296
Polish Zloty	10/21/2020	BAML	(345,520,000)	(90,907,276)	(89,369,160)	1,538,116

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

						Unrealized
	Settlement		Currency Amount	Cost of	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Sold	USD Purchased	Market Value	(Depreciation)
To Sell (Continued):
Russian Ruble	10/21/2020	BAML	(22,997,850,000)	$(301,614,960)	$(295,741,035)	$5,873,925
Singapore Dollar	10/21/2020	BAML	(113,300,000)	(82,692,951)	(82,998,931)	(305,980)
South African Rand	10/21/2020	BAML	(2,075,460,000)	(123,233,850)	(124,134,795)	(900,945)
South Korean Won	10/21/2020	BAML	(17,226,000,000)	(14,709,194)	(14,729,365)	(20,171)
Swedish Krona	10/21/2020	Deutsche Bank	(1,392,000,000)	(156,180,087)	(155,562,157)	617,930
Swiss Franc	10/21/2020	BAML	(313,150,000)	(345,269,054)	(341,032,844)	4,236,210
Russian Ruble	11/18/2020	BAML	(3,092,420,000)	(38,935,704)	(39,650,786)	(715,082)
				$(5,320,928,056)	$(5,258,731,431)	$62,196,625

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

FORWARD FOREIGN CURRENCY CONTRACTS

						U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Currency Amount	Currency Amount	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Purchased Buy	Purchased Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
Euro	Norwegian Krone	10/21/2020	BAML	104,670,000	(1,109,970,883)	$122,791,415	$(118,632,333)	$4,159,072
Euro	Norwegian Krone	10/21/2020	Deutsche Bank	124,230,000	(1,335,715,858)	145,737,808	(142,759,675)	2,978,126
Euro	Polish Zloty	10/21/2020	BAML	36,810,000	(164,527,663)	43,182,885	(42,555,273)	627,604
Euro	Polish Zloty	10/21/2020	Deutsche Bank	13,960,000	(62,152,095)	16,376,875	(16,075,714)	301,168
Euro	Swedish Krona	10/21/2020	BAML	216,540,000	(2,250,577,960)	254,029,346	(251,512,044)	2,517,300
Euro	Swedish Krona	10/21/2020	Deutsche Bank	188,520,000	(1,965,669,566)	221,158,267	(219,672,266)	1,485,991
Norwegian Krone	Euro	10/21/2020	BAML	2,435,996,745	(228,900,000)	260,356,369	(268,529,241)	(8,172,848)
Polish Zloty	Euro	10/21/2020	BAML	227,509,785	(50,770,000)	58,845,672	(59,559,757)	(714,079)
Swedish Krona	Euro	10/21/2020	BAML	3,154,867,974	(302,910,000)	352,570,466	(355,352,500)	(2,782,043)
Norwegian Krone	Euro	11/18/2020	BAML	527,337,704	(47,520,000)	56,363,648	(55,779,723)	583,928
Polish Zloty	Euro	11/18/2020	BAML	25,951,673	(5,690,000)	6,712,877	(6,679,011)	33,865
						$1,538,125,628	$(1,537,107,537)	$1,018,084

Total Unrealized Appreciation								$23,213,701

BAML - Bank of America Merrill Lynch

CATALYST FUNDS
CATALYST ENERGY INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	COMMON STOCK - 99.7%
	GAS & WATER UTILITIES - 6.4%
7,888	Atmos Energy Corporation	$754,014
30,639	NiSource, Inc.	674,058
14,439	Northwest Natural Holding Company	655,386
10,773	ONE Gas, Inc.	743,445
36,130	South Jersey Industries, Inc.	696,225
15,097	Southwest Gas Holdings, Inc.	952,621
14,089	Spire, Inc.	749,535
		5,225,284
	OIL & GAS PRODUCERS - 93.3%
143,421	Cheniere Energy, Inc. *	6,636,090
32,595	Crestwood Equity Partners, L.P.	406,134
127,738	Enbridge, Inc.	3,729,949
957,505	Energy Transfer, L.P.	5,189,677
766,025	EnLink Midstream, LLC	1,800,159
507,108	Enterprise Products Partners, L.P.	8,007,235
399,273	Equitrans Midstream Corporation	3,377,850
213,292	Gibson Energy, Inc.	3,445,885
38,281	Hess Midstream, L.P.	578,043
283,821	Inter Pipeline Ltd.	2,777,122
193,242	Keyera Corporation	2,907,853
305,940	Kinder Morgan, Inc.	3,772,240
106,232	Magellan Midstream Partners, L.P.	3,633,134
40,593	Marathon Petroleum Corporation	1,190,999
13,236	MPLX, L.P.	208,335
91,261	NuStar Energy, L.P.	969,192
145,567	ONEOK, Inc.	3,781,831
285,885	Pembina Pipeline Corporation	6,069,338
208,444	Plains GP Holdings, L.P.	1,269,424
221,065	Targa Resources Corporation	3,101,542
84,667	TC Energy Corporation	3,557,707
4,778	Western Midstream Partners, L.P.	38,224
466,996	Williams Companies, Inc. (The)	9,176,471
		75,624,434

	TOTAL COMMON STOCK (Cost - $127,802,934)	80,849,718

	TOTAL INVESTMENTS - 99.7% (Cost - $127,802,934)	$80,849,718
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	254,730
	NET ASSETS - 100.0%	$81,104,448

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares						Value
	COMMON STOCK - 0.1%
	SOFTWARE - 0.1%
7,817	Avaya Holdings Corp.					$118,818
	TOTAL COMMON STOCK (Cost - $198,736)

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	ASSET BACKED SECURITIES - 2.1%
	CLO - 2.1%
$500,000	CARLYLE US CLO 2017-1 Ltd. #	3 Month LIBOR + 6.000%	6.272	*	4/20/2031	$395,301
1,000,000	Neuberger Berman CLO XVI-S Ltd. #	3 Month LIBOR + 5.400%	5.675	*	1/15/2028	918,535
500,000	Octagon Investment Partners 37 Ltd. #	3 Month LIBOR + 5.400%	5.645	*	7/25/2030	428,931
500,000	Sound Point CLO X Ltd. #	3 Month LIBOR + 5.250%	5.522	*	1/20/2028	437,966
	TOTAL ASSET BACKED SECURITIES (Cost - $2,482,977)					2,180,733

	CORPORATE BONDS - 3.3%
	AUTOMOTIVE - 0.4%
384,000	Clarios Global LP #		8.500		5/15/2027	397,114

	CABLE & SATELLITE - 0.2%
164,000	Sirius XM Radio, Inc. #		5.000		8/1/2027	171,210
96,000	Sirius XM Radio, Inc. #		4.125		7/1/2030	97,920
						269,130
	CHEMICALS - 0.3%
155,000	Element Solutions, Inc. #		3.875		9/1/2028	152,384
155,000	Valvoline, Inc. #		4.250		2/15/2030	158,332
						310,716
	CONSTRUCTION MATERIALS - 0.2%
160,000	Standard Industries, Inc. #		4.375		7/15/2030	164,288
32,000	Standard Industries, Inc. #		3.375		1/15/2031	31,644
						195,932
	CONTAINERS & PACKAGING - 0.4%
336,000	Ardagh Packaging Finance PLC #		4.125		8/15/2026	341,040
86,000	Silgan Holdings, Inc.		4.750		3/15/2025	87,774
						428,814
	ENTERTAINMENT CONTENT - 0.2%
214,000	Univision Communications, Inc. #		5.125		2/15/2025	203,166

	FOOD - 0.1%
91,000	Post Holdings, Inc. #		4.625		4/15/2030	93,730

	HEALTH CARE FACILITIES & SERVICES - 0.2%
163,000	DaVita, Inc. #		3.750		2/15/2031	157,466
45,000	Encompass Health Corp.		4.625		4/1/2031	45,000
						202,466
	LEISURE FACILITIES & SERVICES - 0.1%
89,000	Yum! Brands, Inc.		3.625		3/15/2031	89,167

	METALS & MINING - 0.1%
80,000	Novelis Corp. #		5.875		9/30/2026	82,300

	PUBLISHING & BROADCASTING - 0.3%
69,000	Gray Television, Inc. #		5.875		7/15/2026	71,717
245,000	Nexstar Broadcasting, Inc. #		5.625		7/15/2027	257,727
						329,444
	REITS - 0.2%
80,000	Iron Mountain, Inc. #		4.875		9/15/2029	81,480
91,000	Iron Mountain, Inc. #		4.500		2/15/2031	92,026
						173,506
	RETAIL - CONSUMER STAPLES - 0.3%
371,000	Albertsons Cos., Inc. #		3.500		3/15/2029	360,798

	RETAIL - DISCRETIONARY - 0.1%
109,000	Builders FirstSource, Inc. #		6.750		6/1/2027	116,902
45,000	Lithia Motors, Inc. #		4.375		1/15/2031	45,000
						161,902
	SPECIALTY FINANCE - 0.0%
43,000	Genworth Mortgage Holdings, Inc. #		6.500		8/15/2025	45,030

	TECHNOLOGY HARDWARE - 0.1%
86,000	NCR Corp. #		5.250		10/1/2030	86,161

	TELECOMMUNICATIONS - 0.1%
56,000	CenturyLink, Inc.		6.875		1/15/2028	63,000

	TOTAL CORPORATE BONDS (Cost - $3,476,950)					3,492,376

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 90.7%
	ADVERTISING & MARKETING - 1.3%
$994,937	Red Ventures LLC	1 Month LIBOR + 2.500%	2.647	*	11/8/2024	$958,124
65,000	Terrier Media Buyer, Inc.	1 Month LIBOR + 4.250%	4.397	*	12/17/2026	63,456
372,813	Terrier Media Buyer, Inc.	1 Month LIBOR + 4.250%	4.397	*	12/17/2026	364,625
						1,386,205
	AEROSPACE & DEFENSE - 0.5%
552,514	Dynasty Acquisition Co., Inc.	3 Month LIBOR + 3.500%	3.720	*	4/6/2026	490,851

	ASSET MANAGEMENT - 4.2%
500,000	Advisor Group Holdings, Inc.	1 Month LIBOR + 5.000%	5.147	*	7/31/2026	485,625
611,966	Edelman Financial Center LLC	1 Month LIBOR + 3.000%	3.145	*	7/21/2025	592,509
525,000	Edelman Financial Center LLC	1 Month LIBOR + 6.750%	6.895	*	7/20/2026	504,494
598,496	First Eagle Holdings, Inc.	3 Month LIBOR + 2.500%	2.720	*	2/1/2027	585,832
500,000	Nexus Buyer LLC	1 Month LIBOR + 3.750%	3.901	*	11/9/2026	498,072
1,334,978	NFP Corp.	1 Month LIBOR + 3.250%	3.397	*	2/15/2027	1,285,477
446,712	Russell Investments US Institutional Holdco, Inc.	6 Month LIBOR + 2.750%	3.750	*	6/1/2023	444,898
						4,396,907
	AUTOMOTIVE - 0.1%
100,000	First Brands Group LLC	3 Month LIBOR + 7.500%	8.500	*	2/2/2024	98,250

	BIOTECH & PHARMA - 0.8%
864,010	Endo International PLC	3 Month LIBOR + 4.250%	5.000	*	4/29/2024	826,739

	CABLE & SATELLITE - 1.2%
498,734	CSC Holdings LLC	1 Month LIBOR + 2.250%	2.402	*	1/15/2026	483,355
393,000	Newco Financing Partnership			*@	1/31/2029	382,782
393,000	UPC Financing Partnership			*@	1/31/2029	382,782
						1,248,919
	CHEMICALS - 0.8%
847,797	Nouryon USA LLC	1 Month LIBOR + 3.000%	3.151	*	10/1/2025	823,576

	COMMERCIAL SUPPORT SERVICES - 6.3%
997,494	Allied Universal Holdco LLC	1 Month LIBOR + 4.250%	4.397	*	7/10/2026	988,676
500,000	Amentum Government Services Holdings LLC	1 Month LIBOR + 3.500%	3.646	*	1/29/2027	495,210
58,000	Bifm CA Buyer, Inc.	3 Month LIBOR + 3.500%	3.756	*	6/1/2026	57,130
498,715	CHG Healthcare Services, Inc.	6 Month LIBOR + 3.000%	4.000	*	6/7/2023	491,279
900,000	Conservice Midco LLC	3 Month LIBOR + 4.250%	4.470	*	5/13/2027	892,125
243,000	Creative Artists Agency LLC	1 Month LIBOR + 4.250%	5.250	*	11/27/2026	234,222
840,340	Packers Holdings LLC	1 Month LIBOR + 3.000%	4.000	*	12/4/2024	827,734
2,050,865	Prime Security Services Borrower LLC	1 Month LIBOR + 3.250%	4.250	*	9/23/2026	2,037,957
383,232	Stiphout Finance LLC	1 Month LIBOR + 3.750%	4.750	*	10/26/2022	380,120
206,768	Vistra Group	1 Month LIBOR + 3.750%	4.750		10/27/2025	205,089
						6,609,542
	CONSUMER SERVICES - 1.8%
9,000	Alterra Mountain Co.	1 Month LIBOR + 2.750%	2.928	*	7/31/2024	8,715
206,279	Prometric Holdings, Inc.	1 Month LIBOR + 3.000%	4.000	*	1/29/2025	192,871
1,243,590	Spin Holdco, Inc.	3 Month LIBOR + 3.250%	4.250	*	11/14/2022	1,221,274
438,726	University Support Services LLC	1 Month LIBOR + 3.250%	4.250	*	7/17/2025	430,499
						1,853,359
	CONTAINERS & PACKAGING - 1.3%
527,920	Mauser Packaging Solutions Holding Co.	3 Month LIBOR + 3.250%	3.480	*	4/3/2024	497,456
614,867	Reynolds Group Holdings, Inc.	1 Month LIBOR + 2.750%	2.897	*	2/5/2023	608,836
187,000	Reynolds Group Holdings, Inc.			*@	2/5/2026	184,195
						1,290,487
	ELECTRIC UTILITIES - 3.0%
355,748	APLP Holdings LP	1 Month LIBOR + 2.500%	3.500	*	4/14/2025	355,598
575,000	Calpine Corp.	1 Month LIBOR + 2.250%	2.400	*	1/15/2024	560,524
498,741	Calpine Corp.	1 Month LIBOR + 2.250%	2.400	*	4/5/2026	486,549
396,977	Edgewater Generation LLC	1 Month LIBOR + 3.750%	3.897	*	12/13/2025	386,557
1,352,201	Granite Generation LLC	1 Month & 3 Month Libor + 3.750%	4.750	*	11/9/2026	1,348,192
						3,137,420
	ELECTRICAL EQUIPMENT - 3.6%
669,925	Belfor Holdings, Inc.	1 Month LIBOR + 4.000%	4.147	*	4/6/2026	670,762
1,650,000	Brookfield WEC Holdings, Inc.	1 Month LIBOR + 3.000%	3.750	*	8/1/2025	1,612,281
1,000,000	Mirion Technologies, Inc.	6 Month LIBOR + 4.000%	4.269	*	3/6/2026	996,125
500,000	Vertiv Group Corp.	1 Month LIBOR + 3.000%	3.157	*	3/2/2027	493,875
						3,773,043
	ENGINEERING & CONSTRUCTION - 1.2%
335,000	PowerTeam Services LLC	3 Month LIBOR + 7.250%	8.250	*	3/6/2026	299,267
995,016	USIC Holdings, Inc.	1 Month LIBOR + 3.250%	4.250	*	12/8/2023	981,539
						1,280,806

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 90.7% (Continued)
	ENTERTAINMENT CONTENT - 1.6%
$53,000	Alchemy Copyrights LLC	PRIME + 2.250%	5.500	*	8/16/2027	$53,000
1,354,997	Univision Communications, Inc.	1 Month LIBOR + 2.750%	3.750	*	3/15/2024	1,308,304
339,859	Univision Communications, Inc.	1 Month LIBOR + 3.750%	4.750	*	3/15/2026	331,758
						1,693,062
	FOOD - 2.8%
850,000	Froneri US, Inc.	1 Month LIBOR + 2.250%	2.397	*	1/29/2027	818,886
200,000	Froneri US, Inc.	1 Month LIBOR + 5.750%	5.897	*	1/31/2028	199,500
700,000	Shearer’s Foods LLC	3 Month LIBOR + 4.000%	4.750	*	9/23/2027	696,503
1,250,000	Utz Quality Foods LLC	1 Month LIBOR + 3.500%	3.647	*	11/21/2024	1,242,975
						2,957,864
	HEALTH CARE FACILITIES & SERVICES - 10.8%
990,025	Brightspring Health	1 Month LIBOR + 3.250%	3.401	*	3/5/2026	967,749
825,000	Change Healthcare Holdings LLC	3 Month LIBOR + 2.500%	3.500	*	3/1/2024	808,954
940,097	ExamWorks Group, Inc.	6 Month LIBOR + 3.250%	4.250	*	7/27/2023	935,397
42,026	Eyecare Partners LLC	1 Month LIBOR + 3.750%	3.897	*	2/18/2027	39,754
9,831	Eyecare Partners LLC	3 Month LIBOR + 3.750%	3.750	*	2/18/2027	9,299
498,747	Gentiva Health Services, Inc.	1 Month LIBOR + 3.250%	3.438	*	7/2/2025	489,374
551,159	Heartland Dental LLC	1 Month LIBOR + 3.500%	3.647	*	4/30/2025	509,516
983,773	Jaguar Holding Co. II	1 Month LIBOR + 2.500%	3.500	*	8/18/2022	981,668
1,000,000	Milano Acquisition Corp,.			*@	10/1/2027	991,875
951,851	National Mentor Holdings, Inc.	1 Month LIBOR + 4.250%	4.400	*	3/9/2026	940,348
43,339	National Mentor Holdings, Inc.	1 Month LIBOR + 4.250%	4.400	*	3/9/2026	42,815
259,975	Phoenix Guarantor, Inc.	1 Month LIBOR + 3.250%	3.401	*	3/5/2026	254,126
339,552	Radnet Management, Inc.	6 Month LIBOR + 3.750%	4.750	*	6/30/2023	335,945
1,250,000	RegionalCare Hospital Partners Holdings, Inc.	1 Month LIBOR + 3.750%	3.897	*	11/16/2025	1,216,925
1,323,273	Upstream Newco, Inc.	1 Month LIBOR + 4.500%	4.647	*	11/20/2026	1,248,839
750,000	US Anesthesia Partners, Inc.	6 Month LIBOR + 3.000%	4.000	*	6/23/2024	711,296
750,000	WP CityMD Bidco LLC	3 Month LIBOR + 4.500%	5.500	*	8/13/2026	747,540
						11,231,420
	HOME & OFFICE PRODUCTS - 0.9%
342,893	AI Aqua Merger Sub, Inc.	1 Month LIBOR + 3.250%	4.250	*	12/13/2023	336,036
598,714	AI Aqua Merger Sub, Inc.	1 Month LIBOR + 5.250%	6.250	*	12/13/2023	597,217
						933,253
	HOME CONSTRUCTION - 0.3%
324,548	APi Group DE, Inc.	1 Month LIBOR + 2.500%	2.647	*	10/1/2026	318,935

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
90,318	AqGen Ascensus, Inc.	3 Month LIBOR + 4.000%	5.000	*	12/5/2022	90,318
816,566	Aretec Group, Inc.	1 Month LIBOR + 4.250%	4.397	*	10/1/2025	781,862
113,430	Jane Street Group LLC	1 Month LIBOR + 3.000%	3.147	*	1/31/2025	112,828
						985,008
	INSURANCE - 11.3%
1,246,875	Acrisure LLC	1 Month LIBOR + 3.500%	3.647	*	2/15/2027	1,207,686
500,000	AmWINS Group, Inc.	1 Week & 2 Week LIBOR + 2.750%	3.750	*	1/25/2024	496,617
1,000,000	AssuredPartners, Inc.	1 Month LIBOR + 3.500%	3.647	*	2/12/2027	972,855
450,000	AssuredPartners, Inc.	1 Month LIBOR + 4.500%	5.500	*	2/12/2027	450,000
650,000	Asurion LLC	1 Month LIBOR + 3.000%	3.147	*	8/4/2022	643,770
533,667	Asurion LLC	1 Month LIBOR + 6.500%	6.647	*	8/4/2025	535,612
997,500	BroadStreet Partners, Inc.	1 Month LIBOR + 3.250%	3.397	*	1/27/2027	973,685
300,000	BroadStreet Partners, Inc.	1 Month LIBOR + 3.750%	4.750	*	1/27/2027	297,750
500,000	Confie Seguros Holding II Co.	1 Month LIBOR + 4.750%	5.750	*	4/19/2022	485,312
300,000	Confie Seguros Holding II Co.	1 Month LIBOR + 8.500%	8.657	*	10/31/2025	234,000
1,042,283	HUB International Ltd.	3 Month LIBOR + 4.000%	5.000	*	4/25/2025	1,041,470
1,450,000	Hyperion Insurance Group Ltd.	1 Month LIBOR + 3.500%	4.500	*	12/20/2024	1,444,062
500,000	Ryan Specialty Group LLC	1 Month LIBOR + 3.250%	4.000	*	7/23/2027	496,253
1,750,000	Sedgwick Claims Management Services, Inc.	1 Month LIBOR + 3.250%	3.397	*	12/31/2025	1,692,040
833,738	USI, Inc.	3 Month LIBOR + 3.000%	3.220	*	5/16/2024	808,029
						11,779,141
	INTERNET MEDIA & SERVICES - 2.1%
874,856	Buzz Merger Sub Ltd.	1 Month LIBOR + 2.750%	2.897	*	1/29/2027	858,452
227,682	Hoya Midco LLC	6 Month LIBOR + 3.500%	4.500	*	6/30/2024	196,945
698,205	MH Sub I LLC	1 Month LIBOR + 3.500%	3.647	*	9/13/2024	681,274
500,000	MH Sub I LLC	1 Month LIBOR + 3.750%	4.750	*	9/13/2024	495,467
						2,232,138
	LEISURE FACILITIES & SERVICES - 2.9%
366,637	Alterra Mountain Co.	1 Month LIBOR + 2.750%	2.897	*	7/31/2024	355,025
29,706	Alterra Mountain Co.	1 Month LIBOR + 2.750%	2.897	*	7/31/2024	28,765
407,610	Crown Finance US, Inc.	6 Month LIBOR + 2.500%	2.769	*	9/30/2026	272,131
604,154	Delta 2 Lux Sarl	1 Month LIBOR + 2.500%	3.500	*	2/1/2024	588,549
645	Motion Finco LLC	3 Month LIBOR + 3.250%	3.470	*	11/4/2026	600
1,000,000	Restaurant Brands International, Inc.	1 Month LIBOR + 1.750%	1.897	*	11/19/2026	961,040
753,018	UFC Holdings LLC	6 Month LIBOR + 3.250%	4.250	*	4/29/2026	741,960
108,316	William Morris Endeavor Entertainment LLC	1 Month LIBOR + 2.750%	2.897	*	5/18/2025	93,242
						3,041,312

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 90.7% (Continued)
	MACHINERY - 2.3%
$250,000	Engineered Machinery Holdings, Inc.	3 Month LIBOR + 4.250%	5.250	*	7/19/2024	$246,875
53,000	Gardner Denver, Inc.	1 Month LIBOR + 2.750%	2.897	*	3/1/2027	52,437
881,851	Restaurant Technologies, Inc.	1 Month LIBOR + 3.250%	3.397	*	10/1/2025	849,884
1,057,262	WASH Multifamily Laundry Systems LLC	1 Month LIBOR + 3.250%	4.250	*	5/16/2022	1,041,504
163,818	WASH Multifamily Laundry Systems LLC	1 Month LIBOR + 3.250%	4.250	*	5/16/2022	161,376
						2,352,076
	MEDICAL EQUIPMENT & DEVICES - 1.2%
1,300,000	athenahealth, Inc.	3 Month LIBOR + 4.500%	4.750	*	2/11/2026	1,285,375

	OIL & GAS PRODUCERS - 1.3%
240,942	Crestwood Holdings LLC	1 Month LIBOR + 7.500%	7.660	*	3/6/2023	158,359
59,886	Energy & Exploration Partners LLC ^		5.000		5/13/2022	299
441,668	GIP III Stetson I LP	1 Month LIBOR + 4.250%	4.395	*	7/18/2025	296,677
418,680	Lower Cadence Holdings LLC	1 Month LIBOR + 4.000%	4.147	*	5/22/2026	388,640
583,021	Prairie ECI Acquiror LP	1 Month LIBOR + 4.750%	4.897	*	3/11/2026	528,363
						1,372,338
	PUBLISHING & BROADCASTING - 2.2%
479,312	Nexstar Broadcasting, Inc.	1 Month LIBOR + 1.750%	1.905	*	10/26/2023	475,717
500,000	Nexstar Broadcasting, Inc.	1 Month LIBOR + 2.750%	2.905	*	9/18/2026	490,105
98,000	Recorded Books, Inc.			*@	8/29/2025	97,020
498,708	Sinclair Television Group, Inc.	1 Month LIBOR + 2.250%	2.400	*	1/3/2024	487,382
698,241	Sinclair Television Group, Inc.	1 Month LIBOR + 2.500%	2.650	*	9/30/2026	683,055
						2,233,279
	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
534,583	Cushman & Wakefield U.S. Borrower, LLC	1 Month LIBOR + 2.750%	2.897	*	8/21/2025	517,495

	REAL ESTATE SERVICES - 0.2%
263,417	Cushman & Wakefield U.S. Borrower, LLC	1 Month LIBOR + 2.750%	2.897	*	8/21/2025	254,997

	RETAIL - CONSUMER STAPLES - 0.2%
250,000	H-Food Holdings LLC	1 Month LIBOR + 5.000%	6.000	*	5/23/2025	248,958

	RETAIL - DISCRETIONARY - 3.0%
349,100	Bass Pro Group LLC	3 Month LIBOR + 5.000%	5.750	*	9/25/2024	346,695
748,075	Harbor Freight Tools USA, Inc.	1 Month LIBOR + 2.500%	3.250	*	8/18/2023	738,665
1,282,117	Staples, Inc.	3 Month LIBOR + 5.000%	5.251	*	4/16/2026	1,195,972
888,673	Wand NewCo 3, Inc.	1 Month LIBOR + 3.000%	3.147	*	2/5/2026	859,791
						3,141,123
	SOFTWARE - 7.6%
500,000	Camelot Finance SA	1 Month LIBOR + 3.250%	3.401	*	3/5/2026	488,750
500,577	Castle US Holding Corp.	3 Month LIBOR + 3.750%	3.970	*	1/29/2027	482,611
1,000,000	Dcert Buyer, Inc.	1 Month LIBOR + 4.000%	4.147	*	10/16/2026	989,845
497,481	Helios Software Holdings, Inc.	6 Month LIBOR + 4.250%	4.519	*	10/24/2025	491,576
176,649	Ivanti Software, Inc.	1 Month LIBOR + 9.000%	10.000	*	1/20/2025	171,645
843,844	Mitchell International, Inc.	1 Month LIBOR + 3.250%	3.397	*	11/29/2024	809,272
450,000	Mitchell International, Inc.	1 Month LIBOR + 4.250%	4.750	*	11/29/2024	442,408
250,000	Navicure, Inc.	1 Month LIBOR + 4.000%	4.147	*	10/22/2026	244,949
53,000	Navicure, Inc.	1 Month LIBOR + 4.000%	4.750	*	10/22/2026	52,669
849,548	Quest Software US Holdings, Inc.	3 Month LIBOR + 4.250%	8.511	*	5/16/2025	834,329
250,000	Quest Software US Holdings, Inc.	3 Month LIBOR + 8.250%	4.511	*	5/18/2026	235,125
1,210,376	TIBCO Software, Inc.	1 Month LIBOR + 3.750%	3.900	*	6/30/2026	1,184,655
1,500,000	Ultimate Software Group, Inc.	1 Month LIBOR + 3.750%	3.897	*	5/4/2026	1,489,792
						7,917,626
	SPECIALTY FINANCE - 0.4%
400,000	GT Polaris, Inc.	3 Month LIBOR + 4.000%	5.000	*	9/24/2027	397,750

	TECHNOLOGY HARDWARE - 0.9%
289,523	Global Tel*Link Corp.	1 Month LIBOR + 4.250%	4.397	*	11/28/2025	253,423
87,982	Global Tel*Link Corp.	1 Month LIBOR + 8.250%	8.397	*	11/30/2026	61,455
654,580	VeriFone Systems, Inc.	3 Month LIBOR + 4.000%	4.253	*	8/20/2025	588,507
						903,385
	TECHNOLOGY SERVICES - 3.9%
500,000	Blackhawk Network Holdings, Inc.	1 Month LIBOR + 7.000%	7.188	*	6/15/2026	460,000
997,500	Dun & Bradstreet Corp.	1 Month LIBOR + 3.750%	3.895	*	2/6/2026	989,021
1,705,807	Refinitiv US Holdings, Inc.	1 Month LIBOR + 3.250%	3.397	*	10/1/2025	1,690,728
883,329	Verscend Holding Corp.	1 Month LIBOR + 4.500%	4.647	*	8/27/2025	877,477
						4,017,226
	TELECOMMUNICATIONS - 3.1%
489,924	Altice France SA	1 Month LIBOR + 3.688%	3.840	*	1/31/2026	473,695
1,309,554	CenturyLink, Inc.	1 Month LIBOR + 2.500%	2.397	*	3/15/2027	1,261,035
1,500,000	Zayo Group Holdings, Inc.	1 Month LIBOR + 3.000%	3.147	*	3/9/2027	1,459,020
						3,193,750

CATALYST FUNDS
CATALYST/CIFC FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	BANK LOANS - 90.7% (Continued)
	TRANSPORTATION & LOGISTICS - 3.3%
$393,750	American Airlines, Inc.	1 Month LIBOR + 2.000%	2.152	*	12/15/2023	$325,470
521,158	Atlantic Aviation FBO, Inc.	1 Month LIBOR + 3.750%	3.900	*	12/6/2025	511,170
831,093	Lineage Logistics LLC	1 Month LIBOR + 3.000%	4.000	*	2/27/2025	821,614
120,000	SkyMiles IP Ltd.	3 Month LIBOR + 3.750%	4.750	*	10/20/2027	121,029
297,486	Standard Aero Limited	3 Month LIBOR + 3.500%	3.720	*	4/6/2026	264,285
1,611,655	WestJet Airlines Ltd.	6 Month LIBOR + 3.000%	4.000	*	12/11/2026	1,404,735
						3,448,303
	WHOLESALE - CONSUMER STAPLES - 0.9%
1,000,000	H-Food Holdings LLC	1 Month LIBOR + 3.688%	3.834	*	5/23/2025	975,000

	TOTAL BANK LOANS (Cost - $95,895,700)					94,646,918

	SHORT-TERM INVESTMENT - 6.2%
	MONEY MARKET - 6.2%
6,421,101	First American Government Obligations Fund - Institutional Class 0.07%					6,421,101
	TOTAL SHORT-TERM INVESTMENT (Cost - $6,421,101)

	TOTAL INVESTMENTS - 102.4% (Cost - 108,475,464)					$106,859,946
	LIABILITIES LESS OTHER ASSETS - (2.4)%					(2,503,271)
	NET ASSETS - 100.0%					$104,356,675

*	Floating Rate, rate shown represents the rate at September 30, 2020.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2020, these securities amounted to $5,388,168 or 5.16% of net assets.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

@	Security has not settled. Interest rate will be set at settlement.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares				Value
	COMMON STOCK - 0.7%
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
17,102	PHI Group, Inc. ^#*			$119,714

	SPECIALTY FINANCE - 0.0%
3,588	Community Choice Financial, Inc. (a) ^#*			—

	TOTAL COMMON STOCK (Cost - $418,742)			119,714

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 14.2%
	ASSET MANAGEMENT - 3.9%
$671,000	Prospect Capital Corp.	4.950	7/15/2022	678,662

	BIOTECH & PHARMA - 4.1%
649,000	PDL BioPharma, Inc.	2.750	12/1/2021	714,711

	ENGINEERING & CONSTRUCTION - 1.8%
308,000	Tutor Perini Corp.	2.875	6/15/2021	307,038

	REIT - 4.4%
769,000	Colony Capital, Inc.	5.000	4/15/2023	748,914

	TOTAL CONVERTIBLE BONDS - (Cost - $2,346,167)			2,449,325

	CORPORATE BONDS - 83.2%
	APPAREL & TEXTILE PRODUCTS - 4.4%
797,000	Under Armour, Inc. ^^	3.250	6/15/2026	752,667

	ASSET MANAGEMENT - 2.1%
360,000	Ares Capital Corp.	3.250	7/15/2025	357,143

	AUTOMOTIVE - 9.2%
787,000	American Axle & Manufacturing, Inc. ^^	6.250	4/1/2025	778,898
791,000	Dana, Inc.	5.500	12/15/2024	808,798
				1,587,696
	CONSTRUCTION MATERIALS - 4.5%
748,000	US Concrete, Inc. ^^	6.375	6/1/2024	772,778

	HOME CONSTRUCTION - 7.9%
844,000	Beazer Homes USA, Inc. ^^	5.875	10/15/2027	856,133
465,000	TRI Pointe Group, Inc. ^^	5.875	6/15/2024	503,653
				1,359,786
	INTERNET MEDIA & SERVICES - 0.9%
155,000	Uber Technologies, Inc. (a)	8.000	11/1/2026	165,352

	MACHINERY - 3.4%
789,000	Titan International, Inc.	6.500	11/30/2023	593,056

	METALS & MINING - 5.4%
604,000	Coeur Mining, Inc.	5.875	6/1/2024	604,692
300,000	Hecla Mining Co.	7.250	2/15/2028	325,575
				930,267
	OIL & GAS PRODUCERS - 3.7%
750,000	Occidental Petroleum Corp. ^^	6.600	3/15/2046	647,344

	OIL & GAS SERVICES & EQUIPMENT - 0.8%
791,000	PHI, Inc. (a) ^#+	5.250	3/15/2021	—
1,017,000	Transocean, Inc.	6.800	3/15/2038	139,837
				139,837

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 83.2% (Continued)
	REITS - 8.3%
$382,000	SITE Centers Corp.	4.250	2/1/2026	$409,567
1,048,000	The GEO Group, Inc.	5.875	1/15/2022	1,018,336
				1,427,903
	RETAIL - DISCRETIONARY - 12.9%
670,000	Kohl’s Corp.	3.250	2/1/2023	670,290
1,270,000	L Brands, Inc.	6.750	7/1/2036	1,246,981
450,000	Nordstrom, Inc.	5.000	1/15/2044	320,775
				2,238,046
	SEMICONDUCTORS - 3.8%
588,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	654,885

	SPECIALTY FINANCE - 4.3%
1,382,395	Community Choice Financial, Inc. (a)^ ~	10.750	12/15/2023	4,147
786,000	Enova International, Inc. (a)	8.500	9/15/2025	744,735
				748,882
	TECHNOLOGY HARDWARE - 7.1%
8,669,000	Energy Conversion Devices, Inc. (a) ^+#	—	Perpetual	—
1,281,000	Pitney Bowes, Inc.	4.625	3/15/2024	1,225,757
				1,225,757
	TRANSPORTATION & LOGISTICS - 4.5%
713,000	Bristow Group, Inc. ^^	7.750	12/15/2022	684,551
100,000	Southwest Airlines Co. ^^	3.000	11/15/2026	100,930
				785,481

	TOTAL CORPORATE BONDS (Cost - $18,705,261)			14,386,880

Shares
	WARRANT - 0.6%
14,310	PHI Group, Inc. ^ #*			100,170
	TOTAL WARRANTS (Cost - $350,379)

	COLLATERAL FOR SECURITIES LOANED - 23.5%
4,071,405	Mount Vernon Prime Portfolio, 0.18% ++ **			4,071,405
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $4,071,405)

	TOTAL INVESTMENTS - 122.2% (Cost - $25,891,954)			$21,127,494
	LIABILITIES LESS OTHER ASSETS - (22.2)%			(3,836,404)
	NET ASSETS - 100.0%			$17,291,090

^	The security is illiquid; total illiquid securities represent 1.30% of net assets.

^^	All or a portion of these securities are on loan. Total loaned securities had a value of $3,984,865 at September 30, 2020.

+	Represents issuer in default on interest payments; non-income producing security.

++	Variable rate security. Interest rate is as of September 30, 2020.

~	Pay in kind rate security.

*	Non-Income Producing Security.

**	Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $219,884 or 1.3% of net assets.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2020, these securities amounted to $914,234 or 5.30% of net assets.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Value
	BUSINESS DEVELOPMENT COMPANIES - 10.5%
	ASSET MANAGEMENT - 10.5%
38,487	Apollo Investment Corp. ^^	$318,288
116,675	PennantPark Investment Corp.	372,193
126,900	Prospect Capital Corp. ^^	638,307
8,470	Solar Capital Ltd.	134,249
	TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost - $4,018,248)	1,463,037

	COMMON STOCK - 20.5%
	ASSET MANAGEMENT - 7.1%
12,500	Pershing Square Tontine Holdings Ltd. *	283,625
34,803	Sculptor Capital Management, Inc.	408,587
26,600	SuRo Capital Corp. ^^	288,344
		980,556
	FOOD - 1.1%
5,284	Kraft Heinz Co.	158,256

	LEISURE FACILITIES & SERVICES - 1.5%
36,174	FAT Brands, Inc. * ^^	204,021

	OIL & GAS PRODUCERS - 2.6%
1,491	Chevron Corp.	107,352
2,177	Exxon Mobile Corp.	74,737
6,282	Marathon Petroleum Corp.	184,314
		366,403
	SPECIALTY FINANCE - 0.0%
4,515	Community Choice Financial, Inc. (a) ^#*	—

	TECHNOLOGY HARDWARE - 5.4%
8,890	HP, Inc.	168,821
94,307	Pitney Bowes, Inc. ^^	500,770
4,612	Xerox Holdings Corp.	86,567
		756,158
	TECHNOLOGY SERVICES - 1.9%
2,161	International Business Machines Corp.	262,929

	TELECOMMUNICATIONS - 0.9%
2,050	Verizon Communications, Inc.	121,955

	TOTAL COMMON STOCK (Cost - $3,669,833)	2,850,278

	PARTNERSHIP SHARES - 4.2%
	ASSET MANAGEMENT - 4.2%
30,291	Compass Diversified Holdings ^^
	TOTAL PARTNERSHIP SHARES (Cost - $528,955)	577,346

	REITS - 4.4%
	REITS - 4.4%
10,370	Iron Mountain, Inc. ^^	277,812
19,300	Jernigan Capital, Inc. ^^	330,802
	TOTAL REITS (Cost - $603,926)	608,614

	EXCHANGE TRADED FUND - 3.2%
	EQUITY FUND - 3.2%
16,895	iShares Mortgage Real Estate ETF	435,215
	TOTAL EXCHANGE TRADED FUND (Cost - $857,029)

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 7.9%
	BIOTECH & PHARMA - 3.9%
$486,000	PDL BioPharma, Inc. ^^	2.750	12/1/2021	535,208

	SPECIALTY FINANCE - 4.2%
717,000	EZCORP, Inc.	2.375	5/1/2025	566,006

	TOTAL CONVERTIBLE BONDS (Cost - $1,116,988)			1,101,214

	CORPORATE BONDS - 46.3%
	APPAREL & TEXTILE PRODUCTS - 2.7%
$397,000	Under Armour, Inc. ^^	3.250	6/15/2026	$374,917

	AUTOMOTIVE - 4.0%
554,000	American Axle & Manufacturing, Inc. ^^	6.250	4/1/2025	548,297

	CONSTRUCTION MATERIALS - 4.0%
540,000	US Concrete, Inc. ^^	6.375	6/1/2024	557,888

	HOME CONSTRUCTION - 4.6%
635,000	Beazer Homes USA, Inc.	5.875	10/15/2027	644,128

	INTERNET MEDIA & SERVICES - 2.6%
332,000	Uber Technologies, Inc. (a)	8.000	11/1/2026	354,174

	MACHINERY - 2.2%
415,000	Titan International, Inc.	6.500	11/30/2023	311,937

	OIL & GAS PRODUCERS - 2.2%
350,000	Occidental Petroleum Corp. ^^	6.600	3/15/2046	302,094

	OIL & GAS SERVICES & EQUIPMENT - 0.9%
953,000	Transocean, Inc.	6.800	3/15/2038	131,038

	REIT - 2.5%
350,000	EPR Properties	5.250	7/15/2023	350,311

	RETAIL - DISCRETIONARY - 7.4%
274,000	Kohl’s Corp.	5.550	7/17/2045	252,784
789,000	L Brands, Inc.	6.750	7/1/2036	774,699
				1,027,483
	SEMICONDUCTORS - 5.9%
731,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	814,151

	SPECIALTY FINANCE - 3.9%
1,739,345	Community Choice Financial, Inc. (a)^ ~	10.750	12/15/2023	5,218
566,000	Enova International, Inc. (a)	8.500	9/15/2025	536,285
				541,503
	TECHNOLOGY HARDWARE - 0.0%
5,543,000	Energy Conversion Devices, Inc. (a) ^+#	—	Perpetual	—

	TRANSPORTATION & LOGISTICS - 3.4%
461,000	Southwest Airlines Co.	3.000	11/15/2026	465,286

	TOTAL CORPORATE BONDS (Cost - $10,063,294)			6,423,207

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
CATALYST FUNDS

Shares		Value
	WARRANT - 0.1%
	ASSET MANAGEMENT - 0.1%
1,389	Pershing Square Tontine Holdings Ltd.	9,959
	TOTAL WARRANTS (Cost - $8,509)

	COLLATERAL FOR SECURITIES LOANED - 30.2%
4,195,921	Mount Vernon Prime Portfolio, 0.18% ++ **	4,195,921
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $4,195,921)

	TOTAL INVESTMENTS - 127.3% (Cost - $25,062,703)	$17,664,791
	LIABILITIES LESS OTHER ASSETS - (27.3)%	(3,789,387)
	NET ASSETS - 100.0%	$13,875,404

ETF - Exchange Traded Fund

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

^^	All or a portion of these securities are on loan. Total loaned securities had a value of $3,988,656 at September 30, 2020.

+	Represents issuer in default on interest payments; non-income producing security.

++	Variable rate security. Interest rate is as of September 30, 2020.

*	Non-Income Producing Security.

**	The Mutual Fund Series Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

~	Pay in kind rate security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2020, these securities amounted to $895,677 or 6.46% of net assets.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares						Value
	REITS - 2.1%
	SPECIALTY FINANCE - 2.1%
34,000	AGNC Investment Corp.					$472,940
30,000	Annaly Capital Management, Inc. +					213,600
	TOTAL REITS (Cost - $703,249)					686,540

	EXCHANGE TRADED FUNDS - 4.1%
	EQUITY FUND - 1.1%
15,000	iShares Mortgage Real Estate ETF +					386,400

	FIXED INCOME FUND - 3.0%
27,000	iShares Preferred & Income Securities ETF					984,150

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,369,701)					1,370,550

		Variable Rate	Coupon Rate (%)		Maturity
	PREFERRED STOCK - 2.4%
	COMMERCIAL SUPPORT SERVICES - 0.6%
8,000	Franchise Group, Inc.		7.500		Perpetual	199,280

	REIT - 0.3%
4,400	Public Storage		4.750		Perpetual	120,164

	SPECIALTY FINANCE - 1.5%
25,981	New Residential Investment Corp.	(-1xlibor03m)+497bps	6.375	*	Perpetual	489,742

	TOTAL PREFERRED STOCK (Cost - $750,532)					809,186

	ASSET BACKED SECURITIES - 3.2%
	NON AGENCY CMBS (a) - 0.1%
$50,000	GS Mortgage Securities Trust 2017-GS5		3.218		3/10/2050	50,780

	CMO (a) - 3.1%
280,497	Fannie Mae REMIC Trust 2004-W4 PO		—		6/25/2034	273,236
505,366	Fannie Mae REMIC Trust 2004-W10 PO		—		8/25/2034	497,526
103,243	Fannie Mae REMIC Trust 2005-W2 PO		—		5/25/2035	102,758
140,233	Fannie Mae Trust 2005-W3 2AF	(-1xlibor01m)+22bps	0.368	*	3/25/2045	139,831
						1,013,351

	TOTAL ASSET BACKED SECURITIES (Cost - $977,533)					1,064,131

	COLLATERALIZED MORTGAGE OBLIGATIONS - 52.2%
	AGENCY CMBS (a) - 3.2%
45	Freddie Mac Multifamily Structured Pass Through Certificates K010 A2		4.333	**	10/25/2020	45
19,580	Freddie Mac Multifamily Structured Pass Through Certificates K095 A1		2.630		11/25/2028	21,435
383,000	FREMF 2015-K50 Mortgage Trust #		3.908	**	10/25/2048	420,279
273,660	Government National Mortgage Association 2007-15 Z		4.297	**	3/16/2047	290,233
73,641	Government National Mortgage Association 2013-32 A		1.900		6/16/2036	73,839
175,632	Government National Mortgage Association 2014-143 AB		2.500		3/16/2040	177,231
60,392	Government National Mortgage Association 2019-2A		3.150		8/16/2051	62,861
						1,045,923
	CMO (a) - 49.0%
15,919	Fannie Mae Interest Strip 153 2		7.500		7/25/2022	792
51,092	Fannie Mae Interest Strip 264 2		8.000		7/25/2024	6,008
75,950	Fannie Mae Interest Strip 274 2		8.500		10/25/2025	9,927
582,842	Fannie Mae Interest Strip 359 18		6.000		7/25/2035	128,718
1,655,503	Fannie Mae Interest Strip 362 7		5.000	**	8/25/2035	347,558
12,873	Fannie Mae Interest Strip 383 89		7.500	**	9/25/2037	3,195
286,722	Fannie Mae Interest Strip 385 6		5.000		1/25/2038	49,953
537,821	Fannie Mae Interest Strip 402 7		4.500		11/25/2039	91,435
283,607	Fannie Mae Interest Strip 407 8		5.000		3/25/2041	56,606
832,030	Fannie Mae Interest Strip 408 C3		5.000		11/25/2040	161,080
878,224	Fannie Mae Interest Strip 409 C22		4.500		11/25/2039	132,844
925,934	Fannie Mae REMIC Trust 2004-W5 S1	(-1xlibor01m)+705bps	6.902	*	2/25/2047	231,186
17,244,964	Fannie Mae REMICS 2002-33 IO		0.282	**	6/25/2028	160,088
91,788	Fannie Mae REMICS 2002-40 SK	(-1xlibor01m)+800bps	7.852	*	9/25/2023	9,054
297,242	Fannie Mae REMICS 2002-8 SC	(-1xlibor01m)+775bps	5.264	*	3/25/2032	66,760
418,181	Fannie Mae REMICS 2002-90 DS	(-1xlibor01m)+700bps	6.852	*	9/25/2032	89,573
655,674	Fannie Mae REMICS 2003-2 S	(-1xlibor01m)+775bps	7.602	*	2/25/2033	163,509
125,574	Fannie Mae REMICS 2003-33 IA		6.500		5/25/2033	27,410
1,191,924	Fannie Mae REMICS 2003-48 SI	(-1xlibor01m)+825bps	8.102	*	6/25/2033	318,517
218,840	Fannie Mae REMICS 2004-17 ST	(-1xlibor01m)+760bps	7.452	*	4/25/2034	55,747
16,229	Fannie Mae REMICS 2004-51 SY	(-1xlibor01m)+1424bps	13.944	*	7/25/2034	20,788
609,924	Fannie Mae REMICS 2004-70 XJ		5.000	**	10/25/2034	102,245
602,323	Fannie Mae REMICS 2004-72 BS	(-1xlibor01m)+650bps	6.352	*	9/25/2034	105,149
807,770	Fannie Mae REMICS 2005-89 S	(-1xlibor01m)+670bps	6.552	*	10/25/2035	160,392
577,478	Fannie Mae REMICS 2006-109 SG	(-1xlibor01m)+663bps	6.482	*	11/25/2036	139,675
360,760	Fannie Mae REMICS 2007-44 SA	(-1xlibor01m)+678bps	6.632	*	5/25/2037	82,940
369,224	Fannie Mae REMICS 2007-60 AX	(-1xlibor01m)+715bps	7.002	*	7/25/2037	95,143
198,012	Fannie Mae REMICS 2007-75 ID	(-1xlibor01m)+587bps	5.722	*	8/25/2037	41,426
908,615	Fannie Mae REMICS 2010-58 SA	(-1xlibor01m)+645bps	6.302	*	6/25/2040	194,533
270,177	Fannie Mae REMICS 2011-127 TE	(-90xlibor01m)+53550bps	4.500	*	12/25/2041	53,379
82,489	Fannie Mae REMICS 2012-106 SA	(-1xlibor01m)+616bps	6.012	*	10/25/2042	17,297

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 52.2% (Continued)
	CMO (a) - 49.0% (Continued)
50,805	Fannie Mae REMICS 2012-52 NB		3.500		12/25/2039	$51,289
1,504,625	Fannie Mae REMICS 2012-98 WS	(-1xlibor01m)+655bps	6.402	*	9/25/2042	332,868
427,843	Fannie Mae REMICS 2013-10 JS	(-1xlibor01m)+615bps	6.002	*	2/25/2043	78,269
27,191	Fannie Mae REMICS 2013-13 YB		2.500		11/25/2042	27,478
3,626,769	Fannie Mae REMICS 2013-3 IO		3.000		2/25/2033	382,446
755,819	Fannie Mae REMICS 2013-80 HS	(-1xlibor01m)+1300bps	12.407	*	7/25/2043	983,900
3,881,674	Fannie Mae REMICS 2016-32 IG	(-1xlibor01m)+180bps	1.707	*	1/25/2043	172,516
348,097	Fannie Mae REMICS 2016-32 IG	(-1xlibor01m)+610bps	5.952	*	5/25/2039	68,679
128,152	Fannie Mae REMICS 2018-75 DA		4.000		11/25/2042	128,507
1,367,156	Fannie Mae REMICS 2019-68 IO	(-1xlibor01m)+400bps	3.852	*	6/25/2043	205,757
2,315,323	Fannie Mae Trust 2003-W6 5S	(-1xlibor01m)+760bps	7.452	*	9/25/2042	539,053
209,027	Freddie Mac REMICS 2385 SB	(-1xlibor01m)+787bps	7.718	*	5/15/2029	39,362
321,121	Freddie Mac REMICS 2470 SR	(-1xlibor01m)+800bps	6.235	*	12/15/2031	72,643
498,262	Freddie Mac REMICS 2479 SA	(-1xlibor01m)+810bps	7.948	*	8/15/2032	79,992
749,961	Freddie Mac REMICS 2530 QI	(-1xlibor01m)+700bps	6.848	*	1/15/2032	169,143
51,438	Freddie Mac REMICS 2611 SQ	(-1xlibor01m)+1300bps	12.695	*	5/15/2033	70,394
47,429	Freddie Mac REMICS 2795 SY	(-1xlibor01m)+1440bps	14.034	*	12/15/2032	64,940
145,341	Freddie Mac REMICS 2979 BS	(-1xlibor01m)+2427bps	23.715	*	5/15/2035	249,890
88,536	Freddie Mac REMICS 3034 LA		5.000		9/15/2035	97,723
1,422,412	Freddie Mac REMICS 3055 CS	(-1xlibor01m)+659bps	6.438	*	10/15/2035	338,971
724,865	Freddie Mac REMICS 3147 LS	(-1xlibor01m)+665bps	6.498	*	4/15/2036	172,600
708,043	Freddie Mac REMICS 3218 AS	(-1xlibor01m)+658bps	6.428	*	9/15/2036	168,115
182,000	Freddie Mac REMICS 3237 CE		5.500		11/15/2036	232,520
625,041	Freddie Mac REMICS 3347 SY	(-1xlibor01m)+650bps	6.348	*	2/15/2036	141,606
1,088,726	Freddie Mac REMICS 3365 SC	(-1xlibor01m)+600bps	5.848	*	2/15/2036	232,158
238,436	Freddie Mac REMICS 3415 IP		6.500		12/15/2037	51,215
571,738	Freddie Mac REMICS 3424 XI	(-1xlibor01m)+657bps	6.418	*	5/15/2036	129,128
1,542,251	Freddie Mac REMICS 3428 SL	(-1xlibor01m)+606bps	5.908	*	7/15/2036	319,024
766,184	Freddie Mac REMICS 3457 SB	(-1xlibor01m)+595bps	5.798	*	12/15/2036	154,258
375,351	Freddie Mac REMICS 3744 SC	(-1xlibor01m)+980bps	9.495	*	10/15/2040	509,644
123,010	Freddie Mac REMICS 3772 SA	(-1xlibor01m)+1491bps	14.453	*	12/15/2040	233,513
201,844	Freddie Mac REMICS 3820 HI		4.500		5/15/2040	12,987
261,573	Freddie Mac REMICS 3828 SW	(-1xlibor01m)+1320bps	12.743	*	2/15/2041	431,586
139,411	Freddie Mac REMICS 3967 AI		5.000		3/15/2041	12,997
1,015,557	Freddie Mac REMICS 3984 QS	(-1xlibor01m)+660bps	6.448	*	12/15/2039	62,612
350,772	Freddie Mac REMICS 3997 SK	(-1xlibor01m)+660bps	6.448	*	11/15/2041	47,267
305,100	Freddie Mac REMICS 4001 MY		4.000		8/15/2040	23,879
440,440	Freddie Mac REMICS 4238 YX	(-1xlibor01m)+1297bps	12.470	*	8/15/2043	615,956
194,661	Freddie Mac REMICS 4437 AO		—		2/15/2045	194,115
3,106,828	Freddie Mac REMICS 4603 KI	(-1xlibor01m)+130bps	1.228	*	1/15/2043	182,892
9,883,758	Freddie Mac REMICS 4605 KI	(-1xlibor01m)+117bps	1.109	*	8/15/2043	403,343
218,105	Freddie Mac REMICS 4711 CI		3.500		11/15/2042	1,276
1,564,011	Freddie Mac REMICS 4776 XT		4.000		7/15/2042	1,604,788
193,855	Freddie Mac REMICS 4784 EA		4.500		11/15/2042	195,313
718,597	Freddie Mac REMICS 4784 ED		4.000		6/15/2044	730,313
226,926	Freddie Mac REMICS 4794 DA		4.500		8/15/2044	229,680
347,862	Freddie Mac REMICS 4881 PB		3.000		1/15/2047	355,915
149,588	Freddie Mac Strips 183 IO		7.000		4/1/2027	21,153
1,330,341	Freddie Mac Strips 240 S16	(-1xlibor01m)+650bps	6.348	*	7/15/2036	309,503
864,722	Freddie Mac Strips 240 S30	(-1xlibor01m)+770bps	7.548	*	7/15/2036	226,673
444,764	Freddie Mac Strips 242 S54	(-1xlibor01m)+860bps	8.448	*	11/15/2036	132,449
185,992	Freddie Mac Strips 244 S14	(-1xlibor01m)+660bps	6.448	*	12/15/2036	38,287
85,023	Government National Mortgage Association 2004-1 TE		5.000		6/20/2033	93,303
188,576	Government National Mortgage Association 2013-22 GA		2.500		10/20/2041	192,354
55,925	Government National Mortgage Association 2014-131 BW		2.868	**	5/20/2041	58,508
73,702	Government National Mortgage Association 2015-10 SL	(-1xlibor01m)+410bps	3.944	*	2/20/2042	76,865
2,248,257	Government National Mortgage Association 2016-17 GI	(-1xlibor01m)+263bps	2.488	*	8/20/2045	277,053
						16,151,595

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $15,763,232)					17,197,518

	U.S. GOVERNMENT & AGENCIES - 23.2%
	AGENCY FIXED RATE (a) - 22.7%
6,000,000	Fannie Mae or Freddie Mac 2 10/20		2.000		4/25/2050	6,203,906
4,993	Fannie Mae Pool AM6381		3.290		8/1/2026	5,603
1,095,144	Freddie Mac Gold Pool G60687		8.500		5/1/2031	1,266,878
						7,476,387
	AGENCY MBS OTHER (a) - 0.5%
130,050	Fannie Mae Pool AM2788		2.800		3/1/2023	135,311
31,445	Fannie Mae Pool FN0003		4.297	**	1/1/2021	31,437
						166,748

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $7,616,002)					7,643,135

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Contracts (b)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	PURCHASED OPTIONS - 0.2% ^
	PUT OPTIONS PURCHASED - 0.2%
307	Annaly Capital Management, Inc.	Interactive Brokers	245,600	10/19/2020	8.00	$27,323
150	iShares Mortgage Real Estate	Interactive Brokers	405,000	10/19/2020	27.00	22,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $47,578)					49,823

Shares
	SHORT-TERM INVESTMENT - 3.3%
	MONEY MARKET FUND - 3.3%
1,077,357	Fidelity Investments Money Market Funds - Institutional Class, 0.01% *					1,077,357
	TOTAL SHORT TERM INVESTMENT (Cost $1,077,357)

	TOTAL INVESTMENTS - 90.7% (Cost - $28,305,184)					$29,898,240
	OTHER ASSETS LESS LIABILITIES - 9.3%					3,063,116
	NET ASSETS - 100.0%					$32,961,356

						Unrealized
Short Contracts		Counterparty	Notional Amount	Maturity		Depreciation
	OPEN SHORT FUTURES CONTRACTS - (0.0)%
24	US 5 Year Note (CBT)	Wedbush	$3,024,744	December-20		(5,994)
14	US 10 Year Note (CBT)	Wedbush	1,953,434	December-20		(8,809)
	NET UNREALIZED DEPRECIATION FROM OPEN SHORT FUTURE CONTRACTS					(14,803)

Contracts (b)		Counterparty	Notional	Expiration Date	Exercise Price	Value
	WRITTEN OPTIONS - 0.0% ^
	CALL OPTIONS WRITTEN - 0.0%
2,216	Annaly Capital Management, Inc.	Interactive Brokers	1,772,800	10/19/2020	8.00	2,216
152	iShares Mortgage Real Estate	Interactive Brokers	410,400	10/19/2020	27.00	3,496
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $10,659)					5,712

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

*	Floating or variable rate security; rate shown represents the rate at September 30, 2020.

**	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

^	Non-income producing security.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2020, these securities amounted to $420,279 or 1.28% of net assets.

ETF - Exchange Traded Fund.

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(b)	Each contract is equivalent to one futures contract.

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares				Value
	EXCHANGE TRADED FUNDS - 49.7%
22,000	iShares 0-5 Year Investment Grade Corporate Bond ETF			$1,146,640
140,744	iShares Short-Term Corporate Bond ETF			7,728,253
41,948	JPMorgan Ultra-Short Income ETF			2,130,749
214,073	PGIM Ultra Short Bond ETF			10,686,524
94,990	Vanguard Short-Term Corporate Bond ETF			7,869,921
	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,315,578)			29,562,087

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 42.0%
	ADVERTISING - 0.7%
$400,000	Interpublic Group of Cos., Inc.	3.750	10/1/2021	412,774

	AEROSPACE/DEFENSE - 1.8%
750,000	Northrop Grumman Corp.	3.500	3/15/2021	761,081
300,000	Textron, Inc.	3.650	3/1/2021	303,615
				1,064,696
	AUTOMOTIVE - 1.3%
500,000	Ford Motor Credit Co. LLC	3.470	4/5/2021	500,312
250,000	General Motors Financial Co., Inc.	3.700	11/24/2020	250,372
				750,684
	BANKS - 14.4%
250,000	Bank of America Corp. ^	2.738	1/23/2022	251,783
350,000	Bank of Montreal	2.900	3/26/2022	363,256
250,000	Barclays Bank PLC	2.650	1/11/2021	251,029
600,000	Citigroup, Inc.	2.700	3/30/2021	607,152
250,000	Citigroup, Inc.	2.900	12/8/2021	256,882
250,000	Citizens Bank NA	2.250	10/30/2020	250,108
400,000	Citizens Bank NA	2.550	5/13/2021	404,757
250,000	Credit Agricole SA	3.375	1/10/2022	258,301
650,000	Credit Suisse Group Funding Guernsey Ltd.	3.125	12/10/2020	653,411
400,000	Fifth Third Bank NA	2.250	6/14/2021	404,876
250,000	Huntington Bancshares, Inc.	7.000	12/15/2020	253,317
350,000	ING Groep NV	3.150	3/29/2022	363,238
500,000	Lloyds Banking Group PLC	3.000	1/11/2022	514,651
300,000	Mitsubishi UFJ Financial Group, Inc.	2.190	9/13/2021	305,304
250,000	Mitsubishi UFJ Financial Group, Inc.	3.218	3/7/2022	259,513
600,000	MUFG Americas Holdings Corp.	3.500	6/18/2022	629,077
400,000	Santander UK Group Holdings PLC	3.125	1/8/2021	402,896
100,000	Skandinaviska Enskilda Banken AB	1.875	9/13/2021	101,531
250,000	Societe Generale SA	5.200	4/15/2021	256,758
500,000	Sumitomo Mitsui Financial Group, Inc.	2.442	10/19/2021	510,989
300,000	Truist Bank ^	3.525	10/26/2021	300,612
400,000	Truist Financial Corp.	2.150	2/1/2021	401,892
300,000	Truist Financial Corp.	2.700	1/27/2022	308,891
250,000	Wells Fargo & Co.	3.000	1/22/2021	252,144
				8,562,368
	BEVERAGES - 1.1%
50,000	Molson Coors Beverage Co.	2.100	7/15/2021	50,609
350,000	Molson Coors Beverage Co.	3.500	5/1/2022	363,977
250,000	Pernod Ricard SA	5.750	4/7/2021	256,810
				671,396
	BIOTECH & PHARMACEUTICALS - 1.6%
603,000	AbbVie, Inc.	3.375	11/14/2021	623,324
300,000	GlaxoSmithKline Capital PLC	3.125	5/14/2021	305,167
				928,491
	CHEMICALS - 1.4%
500,000	Eastman Chemical Co.	4.500	1/15/2021	500,720
325,000	Sherwin-Williams Co.	4.200	1/15/2022	337,318
				838,038
	COMMERCIAL SUPPORT SERVICES - 0.4%
250,000	Block Financial LLC	4.125	10/1/2020	250,000

	E-COMMERCE DISCRETIONARY - 0.7%
425,000	eBay, Inc.	3.800	3/9/2022	444,491

	ELECTRIC UTILITIES - 2.1%
250,000	Berkshire Hathaway Energy Co.	2.375	1/15/2021	251,514
600,000	NV Energy, Inc.	6.250	11/15/2020	604,274
400,000	Southern Co.	2.350	7/1/2021	405,343
				1,261,131
	ELECTRICAL EQUIPMENT - 0.9%
250,000	Roper Technologies, Inc.	3.000	12/15/2020	250,762
300,000	Tyco Electronics Group SA	4.875	1/15/2021	303,628
				554,390
	ENTERTAINMENT CONTENT - 0.1%
50,000	Electronic Arts, Inc.	3.700	3/1/2021	50,544

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS (Continued) - 42.0%
	HEALTH CARE FACILITIES & SERVICES - 1.5%
$150,000	CVS Health Corp.	2.125	6/1/2021	$151,594
400,000	Express Scripts Holding Co.	2.600	11/30/2020	401,420
100,000	Laboratory Corp of America Holdings	3.200	2/1/2022	103,493
250,000	Quest Diagnostics, Inc.	4.700	4/1/2021	255,215
				911,722
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
230,000	Goldman Sachs Group, Inc.	2.625	4/25/2021	232,489
250,000	Goldman Sachs Group, Inc.	5.750	1/24/2022	267,163
200,000	Morgan Stanley	5.750	1/25/2021	203,437
250,000	Morgan Stanley	5.500	7/28/2021	260,527
				963,616
	INSURANCE - 1.7%
250,000	American International Group, Inc.	6.400	12/15/2020	253,043
300,000	Lincoln National Corp.	4.200	3/15/2022	317,274
400,000	Progressive Corp.	3.750	8/23/2021	412,399
				982,716
	LEISURE FACILITIES & SERVICES - 0.4%
250,000	Marriott International, Inc.	3.125	10/15/2021	253,460

	MACHINERY - 2.3%
250,000	Caterpillar Financial Services Corp.	1.700	8/9/2021	253,231
250,000	John Deere Capital Corp.	3.200	1/10/2022	259,205
350,000	John Deere Capital Corp.	2.950	4/1/2022	363,797
200,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	205,436
250,000	Xylem, Inc.	4.875	10/1/2021	261,024
				1,342,693
	MEDICAL EQUIPMENT & DEVICES - 1.3%
250,000	Baxter International, Inc.	1.700	8/15/2021	252,612
500,000	Becton Dickinson and Co.	3.125	11/8/2021	514,002
				766,614
	OIL & GAS PRODUCERS - 1.4%
500,000	BP Capital Markets PLC	4.500	10/1/2020	500,000
300,000	Williams Cos., Inc.	7.875	9/1/2021	319,887
				819,887
	SEMICONDUCTORS - 0.1%
50,000	Lam Research Corp.	2.800	6/15/2021	50,780

	SPECIALTY FINANCE - 2.8%
500,000	Ally Financial, Inc.	4.250	4/15/2021	508,593
250,000	American Express Co.	3.000	2/22/2021	252,098
205,000	American Express Co.	3.375	5/17/2021	208,361
400,000	Capital One Financial Corp.	3.450	4/30/2021	406,451
300,000	Capital One Financial Corp.	4.750	7/15/2021	310,476
				1,685,979
	TECHNOLOGY HARDWARE - 0.6%
375,000	Hewlett Packard Enterprise Co.	3.500	10/5/2021	385,742

	TECHNOLOGY SERVICES - 0.7%
400,000	Equifax, Inc.	3.600	8/15/2021	410,797

	TRANSPORTATION & LOGISTICS - 1.1%
250,000	Delta Air Lines, Inc.	2.600	12/4/2020	250,335
400,000	FedEx Corp.	3.400	1/14/2022	414,794
				665,129

	TOTAL CORPORATE BONDS (Cost - $24,771,681)			25,028,138

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	OPTIONS PURCHASED - 12.7% *
	CALL OPTIONS PURCHASED - 8.2% *
18	SPDR S&P 500 ETF Trust	Interactive Brokers	$581,400	10/16/2020 - $323.00	$25,056
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,397,500	10/16/2020 - $325.00	53,879
35	SPDR S&P 500 ETF Trust	Interactive Brokers	1,218,000	10/16/2020 - $348.00	4,375
17	SPDR S&P 500 ETF Trust	Interactive Brokers	605,200	10/16/2020 - $356.00	680
6	SPDR S&P 500 ETF Trust	Interactive Brokers	184,200	11/20/2020 - $307.00	19,470
68	SPDR S&P 500 ETF Trust	Interactive Brokers	2,176,000	11/20/2020 - $320.00	158,236
60	SPDR S&P 500 ETF Trust	Interactive Brokers	1,938,000	11/20/2020 - $323.00	135,420
10	SPDR S&P 500 ETF Trust	Interactive Brokers	324,000	11/20/2020 - $324.00	20,180
29	SPDR S&P 500 ETF Trust	Interactive Brokers	913,500	12/18/2020 - $315.00	85,202
47	SPDR S&P 500 ETF Trust	Interactive Brokers	1,536,900	12/18/2020 - $327.00	103,870
57	SPDR S&P 500 ETF Trust	Interactive Brokers	1,920,900	12/18/2020 - $337.00	85,386
61	SPDR S&P 500 ETF Trust	Interactive Brokers	2,122,800	12/18/2020 - $348.00	55,632
133	SPDR S&P 500 ETF Trust	Interactive Brokers	4,256,000	1/15/2021 - $320.00	388,094
88	SPDR S&P 500 ETF Trust	Interactive Brokers	2,842,400	1/15/2021 - $323.00	237,952

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 12.7% * (Continued)
	CALL OPTIONS PURCHASED - 8.2% * (Continued)
43	SPDR S&P 500 ETF Trust	Interactive Brokers	$1,397,500	1/15/2021 - $325.00	$104,060
25	SPDR S&P 500 ETF Trust	Interactive Brokers	830,000	1/15/2021 - $332.00	49,500
10	SPDR S&P 500 ETF Trust	Interactive Brokers	293,000	3/19/2021 - $293.00	51,460
28	SPDR S&P 500 ETF Trust	Interactive Brokers	823,200	3/19/2021 - $294.00	149,156
35	SPDR S&P 500 ETF Trust	Interactive Brokers	1,064,000	3/19/2021 - $304.00	150,605
83	SPDR S&P 500 ETF Trust	Interactive Brokers	2,539,800	3/19/2021 - $306.00	364,951
10	SPDR S&P 500 ETF Trust	Interactive Brokers	313,000	3/19/2021 - $313.00	36,475
70	SPDR S&P 500 ETF Trust	Interactive Brokers	2,324,000	3/19/2021 - $332.00	184,450
40	SPDR S&P 500 ETF Trust	Interactive Brokers	1,332,000	3/19/2021 - $333.00	92,840
20	SPDR S&P 500 ETF Trust	Interactive Brokers	674,000	3/19/2021 - $337.00	45,220
81	SPDR S&P 500 ETF Trust	Interactive Brokers	2,826,900	3/19/2021 - $349.00	125,145
15	SPDR S&P 500 ETF Trust	Interactive Brokers	451,500	6/18/2021 - $301.00	73,215
80	SPDR S&P 500 ETF Trust	Interactive Brokers	2,440,000	6/18/2021 - $305.00	389,200
35	SPDR S&P 500 ETF Trust	Interactive Brokers	1,120,000	6/18/2021 - $320.00	130,025
125	SPDR S&P 500 ETF Trust	Interactive Brokers	4,050,000	6/18/2021 - $324.00	411,313
10	SPDR S&P 500 ETF Trust	Interactive Brokers	325,000	6/18/2021 - $325.00	33,500
20	SPDR S&P 500 ETF Trust	Interactive Brokers	646,000	9/17/2021 - $323.00	72,810
250	SPDR S&P 500 ETF Trust	Interactive Brokers	8,225,000	9/17/2021 - $329.00	817,250
25	SPDR S&P 500 ETF Trust	Interactive Brokers	835,000	9/17/2021 - $334.00	76,475
25	SPDR S&P 500 ETF Trust	Interactive Brokers	837,500	9/17/2021 - $335.00	72,300
30	SPDR S&P 500 ETF Trust	Interactive Brokers	1,050,000	9/17/2021 - $350.00	65,400
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,025,745)				4,868,782

	PUT OPTIONS PURCHASED - 4.5% *
113	SPDR S&P 500 ETF Trust	Interactive Brokers	3,695,100	10/16/2020 - $327.00	47,573
144	SPDR S&P 500 ETF Trust	Interactive Brokers	4,680,000	11/20/2020 - $325.00	145,728
194	SPDR S&P 500 ETF Trust	Interactive Brokers	6,169,200	12/18/2020 - $318.00	232,218
289	SPDR S&P 500 ETF Trust	Interactive Brokers	9,103,500	1/15/2021 - $315.00	377,723
377	SPDR S&P 500 ETF Trust	Interactive Brokers	12,064,000	3/19/2021 - $320.00	716,300
265	SPDR S&P 500 ETF Trust	Interactive Brokers	8,215,000	6/18/2021 - $310.00	550,140
20	SPDR S&P 500 ETF Trust	Interactive Brokers	570,000	9/17/2021 - $285.00	32,740
250	SPDR S&P 500 ETF Trust	Interactive Brokers	7,250,000	9/17/2021 - $290.00	442,000
15	SPDR S&P 500 ETF Trust	Interactive Brokers	442,500	9/17/2021 - $295.00	29,490
25	SPDR S&P 500 ETF Trust	Interactive Brokers	745,000	9/17/2021 - $298.00	50,625
10	SPDR S&P 500 ETF Trust	Interactive Brokers	300,000	9/17/2021 - $300.00	21,270
30	SPDR S&P 500 ETF Trust	Interactive Brokers	930,000	9/17/2021 - $310.00	70,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,464,081)				2,716,007

	TOTAL OPTIONS PURCHASED (Cost - $6,489,826)				7,584,789

	TOTAL INVESTMENTS - 104.4% (Cost - $60,577,085)				$62,175,014
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%				(2,655,572)
	NET ASSETS - 100.0%				$59,519,442

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price
	OPTIONS WRITTEN - (7.7)% *
	CALL OPTIONS WRITTEN - (1.8)% *
113	SPDR S&P 500 ETF Trust	Interactive Brokers	$4,271,400	10/16/2020 - $378.00	$791
40	SPDR S&P 500 ETF Trust	Interactive Brokers	1,472,000	11/20/2020 - $368.00	5,680
104	SPDR S&P 500 ETF Trust	Interactive Brokers	3,920,800	11/20/2020 - $377.00	8,112
47	SPDR S&P 500 ETF Trust	Interactive Brokers	1,729,600	12/18/2020 - $368.00	16,826
147	SPDR S&P 500 ETF Trust	Interactive Brokers	5,439,000	12/18/2020 - $370.00	46,893
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,578,100	1/15/2021 - $367.00	22,403
126	SPDR S&P 500 ETF Trust	Interactive Brokers	4,662,000	1/15/2021 - $370.00	47,628
120	SPDR S&P 500 ETF Trust	Interactive Brokers	4,452,000	1/15/2021 - $371.00	43,560
377	SPDR S&P 500 ETF Trust	Interactive Brokers	14,401,400	3/19/2021 - $382.00	159,094
265	SPDR S&P 500 ETF Trust	Interactive Brokers	10,070,000	6/18/2021 - $380.00	202,725
20	SPDR S&P 500 ETF Trust	Interactive Brokers	712,000	9/17/2021 - $356.00	36,270
145	SPDR S&P 500 ETF Trust	Interactive Brokers	5,220,000	9/17/2021 - $360.00	250,850
130	SPDR S&P 500 ETF Trust	Interactive Brokers	4,745,000	9/17/2021 - $365.00	190,450
25	SPDR S&P 500 ETF Trust	Interactive Brokers	925,000	9/17/2021 - $370.00	33,700
30	SPDR S&P 500 ETF Trust	Interactive Brokers	1,155,000	9/17/2021 - $385.00	26,520
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,592,644)				1,091,502

CATALYST FUNDS
CATALYST/EXCEED DEFINED SHIELD FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Contracts (a)		Counterparty	Notional Value	Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (7.7)% * (Continued)
	PUT OPTIONS WRITTEN - (5.9)% *
18	SPDR S&P 500 ETF Trust	Interactive Brokers	$581,400	10/16/2020 - $323.00	$5,868
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,397,500	10/16/2020 - $325.00	15,738
35	SPDR S&P 500 ETF Trust	Interactive Brokers	1,218,000	10/16/2020 - $348.00	47,705
17	SPDR S&P 500 ETF Trust	Interactive Brokers	605,200	10/16/2020 - $356.00	35,071
6	SPDR S&P 500 ETF Trust	Interactive Brokers	184,200	11/20/2020 - $307.00	3,066
68	SPDR S&P 500 ETF Trust	Interactive Brokers	2,176,000	11/20/2020 - $320.00	58,548
60	SPDR S&P 500 ETF Trust	Interactive Brokers	1,938,000	11/20/2020 - $323.00	56,640
10	SPDR S&P 500 ETF Trust	Interactive Brokers	324,000	11/20/2020 - $324.00	9,750
29	SPDR S&P 500 ETF Trust	Interactive Brokers	913,500	12/18/2020 - $315.00	32,219
47	SPDR S&P 500 ETF Trust	Interactive Brokers	1,536,900	12/18/2020 - $327.00	68,009
57	SPDR S&P 500 ETF Trust	Interactive Brokers	1,920,900	12/18/2020 - $337.00	106,248
61	SPDR S&P 500 ETF Trust	Interactive Brokers	2,122,800	12/18/2020 - $348.00	142,557
133	SPDR S&P 500 ETF Trust	Interactive Brokers	4,256,000	1/15/2021 - $320.00	196,441
88	SPDR S&P 500 ETF Trust	Interactive Brokers	2,842,400	1/15/2021 - $323.00	132,792
43	SPDR S&P 500 ETF Trust	Interactive Brokers	1,397,500	1/15/2021 - $325.00	66,994
25	SPDR S&P 500 ETF Trust	Interactive Brokers	830,000	1/15/2021 - $332.00	46,625
10	SPDR S&P 500 ETF Trust	Interactive Brokers	293,000	3/19/2021 - $293.00	11,925
28	SPDR S&P 500 ETF Trust	Interactive Brokers	823,200	3/19/2021 - $294.00	34,020
35	SPDR S&P 500 ETF Trust	Interactive Brokers	1,064,000	3/19/2021 - $304.00	51,013
83	SPDR S&P 500 ETF Trust	Interactive Brokers	2,539,800	3/19/2021 - $306.00	125,413
10	SPDR S&P 500 ETF Trust	Interactive Brokers	313,000	3/19/2021 - $313.00	17,075
70	SPDR S&P 500 ETF Trust	Interactive Brokers	2,324,000	3/19/2021 - $332.00	165,340
40	SPDR S&P 500 ETF Trust	Interactive Brokers	1,332,000	3/19/2021 - $333.00	89,320
20	SPDR S&P 500 ETF Trust	Interactive Brokers	674,000	3/19/2021 - $337.00	49,000
81	SPDR S&P 500 ETF Trust	Interactive Brokers	2,826,900	3/19/2021 - $349.00	252,639
15	SPDR S&P 500 ETF Trust	Interactive Brokers	451,500	6/18/2021 - $301.00	27,240
80	SPDR S&P 500 ETF Trust	Interactive Brokers	2,440,000	6/18/2021 - $305.00	147,440
35	SPDR S&P 500 ETF Trust	Interactive Brokers	1,120,000	6/18/2021 - $320.00	80,150
125	SPDR S&P 500 ETF Trust	Interactive Brokers	4,050,000	6/18/2021 - $324.00	316,875
10	SPDR S&P 500 ETF Trust	Interactive Brokers	325,000	6/18/2021 - $325.00	25,710
20	SPDR S&P 500 ETF Trust	Interactive Brokers	646,000	9/17/2021 - $323.00	57,590
250	SPDR S&P 500 ETF Trust	Interactive Brokers	8,225,000	9/17/2021 - $329.00	739,000
25	SPDR S&P 500 ETF Trust	Interactive Brokers	835,000	9/17/2021 - $334.00	81,350
25	SPDR S&P 500 ETF Trust	Interactive Brokers	837,500	9/17/2021 - $335.00	79,925
30	SPDR S&P 500 ETF Trust	Interactive Brokers	1,050,000	9/17/2021 - $350.00	115,350
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $4,281,208)				3,490,646

	TOTAL OPTIONS WRITTEN (Premiums Received - $5,873,852)				$4,582,148

ETF - Exchange Traded Fund

LLC - Limited Liability Company

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipts

+	All or a portion of this security is segregated as collateral for options written.

^	Floating Rate, rate shown represents the rate at September 30, 2020.

*	Non income producing security.

(a)	Each contract is equivalent to 100 shares of the underlying ETF.

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 94.2%
$27,443	ABFC 2003-AHL1 Trust	1 Month LIBOR + 1.275%	1.423	*	3/25/2033	$27,888
379,127	ABFC 2005-AQ1 Trust		4.631	#	6/25/2035	402,642
649,704	ABFC 2006-HE1 Trust	1 Month LIBOR + 0.220%	0.368	*	1/25/2037	470,900
202,297	ABFS Mortgage Loan Trust 2000-3		8.110	#	9/15/2031	200,609
158,581	Accredited Mortgage Loan Trust 2003-2	1 Month LIBOR + 0.740%	0.888	*	10/25/2033	154,805
378,174	Accredited Mortgage Loan Trust 2003-3	1 Month LIBOR + 0.760%	0.908	*	1/25/2034	358,366
375,167	Accredited Mortgage Loan Trust 2004-3		6.000	#	10/25/2034	385,154
1,012,529	Adjustable Rate Mortgage Trust 2005-12	1 Month LIBOR + 0.500%	0.648	*	3/25/2036	517,110
1,976,678	AFC Home Equity Loan Trust	1 Month LIBOR + 0.650%	0.798	*	6/25/2029	1,629,584
233,109	AFC Home Equity Loan Trust 1998-1	1 Month LIBOR + 0.660%	0.808	*	4/25/2028	230,945
332,159	AFC Home Equity Loan Trust 1998-2	1 Month LIBOR + 0.550%	0.698	*	6/25/2028	326,433
149,649	Alternative Loan Trust 2005-28CB		6.000		8/25/2035	101,734
321,275	Alternative Loan Trust 2005-3CB		5.000		3/25/2035	313,537
386,898	Alternative Loan Trust 2005-7CB		5.500		3/25/2035	390,925
666,256	Alternative Loan Trust 2006-12CB		6.000		5/25/2036	532,064
2,178,758	Alternative Loan Trust 2006-45T1		6.000		2/25/2037	1,641,074
1,750,483	Alternative Loan Trust 2006-9T1		6.000		5/25/2036	1,226,111
1,026,206	Alternative Loan Trust 2006-J7		6.250		11/25/2036	721,406
14,021	Alternative Loan Trust 2006-J8		6.000		2/25/2037	9,247
3,014,144	Alternative Loan Trust 2007-12T1		6.000		6/25/2037	2,234,015
73,969	Ameriquest Mort Sec Inc Asset Bckd Ps Thr Cert Ser 2002-AR1	1 Month LIBOR + 1.950%	2.098	*	9/25/2032	75,000
1,532,381	Amresco Residential Securities Corp. Mort Loan Trust 1999-1	1 Month LIBOR + 1.250%	1.398	*	11/25/2029	1,510,297
167,056	AMRESCO Residential Securities Corp. Mortgage Loan Trust 1997-3		5.660	+	9/25/2027	170,553
58,650	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7	1 Month LIBOR + 2.700%	2.848	*	9/25/2033	58,864
92,930	Argent Securities Trust 2006-W1	1 Month LIBOR + 0.300%	0.448	*	3/25/2036	87,359
3,409,661	Asset-Backed Pass-Through Certificates Series 2004-R12	1 Month LIBOR + 1.680%	1.828	*	1/25/2035	3,370,480
529,493	Asset-Backed Pass-Through Certificates Series 2004-R2	1 Month LIBOR + 0.720%	0.868	*	4/25/2034	511,265
90,165	Banc of America Alternative Loan Trust 2005-12		5.250		1/25/2021	84,585
375,216	Banc of America Alternative Loan Trust 2006-1		6.500		2/25/2036	371,518
335,462	Banc of America Alternative Loan Trust 2006-4		6.000		5/25/2046	334,919
13,473	Banc of America Funding 2004-3 Trust		5.500		10/25/2034	13,525
280,324	Banc of America Funding 2005-5 Trust		5.500		9/25/2035	300,212
398,904	Banc of America Funding 2005-H Trust		3.572	+	11/20/2035	377,236
73,251	Banc of America Funding 2006 J Trust		3.785	+	1/20/2047	69,692
76,936	Banc of America Funding 2006 J Trust		4.199	+	1/20/2047	74,940
195,267	Banc of America Funding 2006-5 Trust		6.000		9/25/2036	191,701
956,571	Banc of America Funding 2006-H Trust		3.246	+	9/20/2046	882,021
148,330	Banc of America Funding 2007-2 Trust		4.123	+	3/25/2037	147,907
470,736	Banc of America Funding 2007-4 Trust		5.774	#	5/25/2037	491,378
1,331,983	Banc of America Funding 2007-7 Trust		6.000		8/25/2037	1,335,850
281,178	Banc of America Funding 2007-A Trust	1 Month LIBOR + 0.210%	0.366	*	2/20/2047	256,657
647,672	Banc of America Funding 2009-R9 Trust ^		4.743	+	11/26/2021	602,157
240,501	Banc of America Mortgage 2005-A Trust		3.514	+	2/25/2035	213,300
14,129	Banc of America Mortgage 2005-A Trust		3.711	+	2/25/2035	14,113
26,937	Banc of America Mortgage 2005-G Trust		3.027	+	8/25/2035	25,699
415,272	Banc of America Mortgage 2006-2 Trust	1 Month LIBOR + 6.000%	6.000	*	7/25/2046	402,760
541,780	Banc of America Mortgage 2006-A Trust		3.689	+	2/25/2036	511,530
274,008	Banc of America Mortgage 2007-1 Trust		6.000		1/25/2037	274,374
775,755	Bayview Financial Mortgage Pass-Through Trust 2007-B	1 Month LIBOR + 0.850%	0.995	*	8/28/2047	353,560
233,000	Bayview Financial Mortgage Pass-Through Trust 2007-B	1 Month LIBOR + 0.700%	0.845	*	8/28/2047	104,932
1,420,764	BCMSC Trust 1999-B		7.300	+	12/15/2029	369,462
1,611,849	BCMSC Trust 2000-A		8.290	+	6/15/2030	534,430
144,757	Bear Stearns ALT-A Trust 2005-4		3.659	+	5/25/2035	144,293
567,316	Bear Stearns ALT-A Trust 2006-6		3.485	+	11/25/2036	373,785
116,030	Bear Stearns ALT-A Trust 2006-8		3.517	+	8/25/2046	92,163
47,636	Bear Stearns ARM Trust 2004-10		3.618	+	1/25/2035	45,522
117,506	Bear Stearns ARM Trust 2004-7		2.625	+	10/25/2034	118,203
54,246	Bear Stearns ARM Trust 2006-2		3.348	+	7/25/2036	51,903
502,093	Bear Stearns ARM Trust 2006-4		3.409	+	10/25/2036	477,761
172,103	Bear Stearns Asset Backed Securities I Trust 2004-FR2	1 Month LIBOR + 2.625%	2.773	*	6/25/2034	158,601
236,573	Bear Stearns Asset Backed Securities I Trust 2004-FR3	1 Month LIBOR + 1.755%	1.903	*	9/25/2034	236,687
63,047	Bear Stearns Asset Backed Securities I Trust 2004-HE10	1 Month LIBOR + 2.025%	2.173	*	12/25/2034	65,007
233,443	Bear Stearns Asset Backed Securities I Trust 2004-HE7	1 Month LIBOR + 0.900%	1.048	*	8/25/2034	225,689
111,644	Bear Stearns Asset Backed Securities I Trust 2004-HE7	1 Month LIBOR + 2.925%	3.073	*	8/25/2034	103,416
229,753	Bear Stearns Asset Backed Securities I Trust 2006-AC3	1 Month LIBOR + 0.400%	0.548	*	5/25/2036	97,231
457,270	Bear Stearns Asset Backed Securities Trust 2004-HE3	1 Month LIBOR + 2.775%	2.923	*	4/25/2034	426,317
858,395	Bear Stearns Asset Backed Securities Trust 2004-SD2		4.539	+	3/25/2044	823,312
33,552	Bear Stearns Asset Backed Securities Trust 2004-SD4	1 Month LIBOR + 0.900%	1.048	*	8/25/2044	33,283
157,863	Bear Stearns Asset Backed Securities Trust 2006-SD3		3.550	+	7/25/2036	158,457
127,232	Carrington Mortgage Loan Trust Series 2004-NC2	1 Month LIBOR + 1.035%	1.183	*	8/25/2034	125,669
2,313,041	Carrington Mortgage Loan Trust Series 2006-FRE2	1 Month LIBOR + 0.080%	0.228	*	3/25/2035	1,961,937

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued) - 94.2%
$3,387,400	Carrington Mortgage Loan Trust Series 2006-NC4	1 Month LIBOR + 0.240%	0.388	*	10/25/2036	$2,772,003
500,000	Cascade MH Asset Trust 2019-MH1 ^		5.985	+	11/1/2044	505,508
738,964	C-BASS 2007-CB1 TRUST		3.380	#	1/25/2037	336,068
22,411	CDC Mortgage Capital Trust 2003-HE4	1 Month LIBOR + 0.620%	0.768	*	3/25/2034	21,421
24,656	Centex Home Equity Loan Trust 2002-A		5.540		1/25/2032	25,509
1,219	Chase Funding Trust Series 2002-3		5.907	#	6/25/2032	1,225
1,360,195	Chase Funding Trust Series 2003-6	1 Month LIBOR + 0.750%	0.898	*	11/25/2034	1,361,579
374,117	Chase Mortgage Finance Trust Series 2006-S4		6.000		12/25/2036	266,918
132	Chase Mortgage Finance Trust Series 2007-A1		3.784	+	2/25/2037	131
281,056	ChaseFlex Trust Series 2005-2		6.500		6/25/2035	237,997
189,099	CHEC Loan Trust 2004-2	1 Month LIBOR + 0.640%	0.788	*	6/25/2034	183,661
108,557	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-1 ^	1 Month LIBOR + 0.330%	0.478	*	1/25/2035	107,731
145,154	CHL Mortgage Pass-Through Trust 2003-56		4.778	+	12/25/2033	142,353
702,326	CHL Mortgage Pass-Through Trust 2004-HYB6		3.177	+	11/20/2034	707,139
823,949	CHL Mortgage Pass-Through Trust 2005-HYB9	12 Month LIBOR + 1.750%	3.793	*	2/20/2036	799,135
842,449	CHL Mortgage Pass-Through Trust 2006-12		6.000		7/25/2036	678,911
19	CHL Mortgage Pass-Through Trust 2006-17		6.000		12/25/2036	13
3,446,456	CHL Mortgage Pass-Through Trust 2006-3	1 Month LIBOR + 0.250%	0.398	*	2/25/2036	3,106,645
158,855	CHL Mortgage Pass-Through Trust 2006-J4		6.250		9/25/2036	109,222
2,209,826	CHL Mortgage Pass-Through Trust 2007-1		6.000		3/25/2037	1,801,341
508,003	CHL Mortgage Pass-Through Trust 2007-5		5.750		5/25/2037	400,673
880,329	CHL Mortgage Pass-Through Trust 2007-HY3		3.881	+	6/25/2047	882,370
198,556	CHL Mortgage Pass-Through Trust 2007-J2		6.000		7/25/2037	124,438
1,813,475	Citicorp Mortgage Securities Trust Series 2006-3		6.000		6/25/2036	1,850,462
1,141,747	Citicorp Mortgage Securities Trust Series 2006-3		6.250		6/25/2036	1,176,141
1,578,887	Citicorp Mortgage Securities Trust Series 2006-5		6.000		10/25/2036	1,601,161
735,352	Citicorp Mortgage Securities Trust Series 2007-7		6.000		8/25/2037	737,444
811,523	Citigroup Mortgage Loan Trust 2006-AR5		3.233	+	7/25/2036	741,404
103,745	Citigroup Mortgage Loan Trust 2006-WF1		4.841	#	3/25/2036	67,802
995,109	Citigroup Mortgage Loan Trust 2006-WF1		4.841	#	3/25/2036	650,217
77	Citigroup Mortgage Loan Trust 2007-AR5		4.028	+	4/25/2037	73
43,411	Citigroup Mortgage Loan Trust 2007-FS1 ^		5.750	#	10/25/2037	45,939
943,689	Citigroup Mortgage Loan Trust 2013-A ^		4.095	+	5/25/2042	935,138
5,113,634	Citigroup Mortgage Loan Trust 2018-A ^		4.000	+	1/25/2068	5,145,369
635,144	Citigroup Mortgage Loan Trust, Inc. ^	1 Month LIBOR + 0.350%	0.498	*	2/25/2031	594,709
48,987	Citigroup Mortgage Loan Trust, Inc.		5.000		7/25/2034	49,063
4,368,590	Citigroup Mortgage Loan Trust, Inc.		3.008	+	5/25/2047	4,104,817
155,257	Countrywide Asset-Backed Certificates		5.115	#	2/25/2035	155,336
65,633	Countrywide Asset-Backed Certificates	1 Month LIBOR + 1.500%	1.648	*	3/25/2033	65,599
339,466	Countrywide Asset-Backed Certificates ^	1 Month LIBOR + 0.330%	0.478	*	7/25/2036	325,977
367,050	Credit Suisse First Boston Mortgage Securities Corp.		5.000		7/25/2035	370,677
3,399,297	Credit Suisse First Boston Mortgage Securities Corp.		6.000		9/25/2035	2,090,333
69	Credit Suisse First Boston Mortgage Securities Corp.		4.500		7/25/2021	68
826,523	Credit Suisse First Boston Mortgage Securities Corp.		6.500		1/25/2036	430,925
404,416	Credit Suisse First Boston Mortgage Securities Corp.		6.000		12/25/2035	406,142
37,734	Credit-Based Asset Servicing and Securitization LLC	1 Month LIBOR + 1.900%	2.048	*	2/25/2033	38,675
144,661	Credit-Based Asset Servicing and Securitization LLC	1 Month LIBOR + 0.780%	0.928	*	7/25/2033	140,571
31,950	Credit-Based Asset Servicing and Securitization LLC	1 Month LIBOR + 1.725%	1.873	*	7/25/2035	31,781
52,062	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.500		12/25/2033	54,138
44,141	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5		3.511	+	6/25/2034	44,243
230,483	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10		5.750		11/25/2035	171,171
1,463,322	CSMC 2018-RPL2 Trust ^		4.309	#	8/25/2062	1,477,084
731,862	CSMC 2019-RPL8 Trust ^		3.322	+	10/25/2058	738,875
3,015,468	CSMC Mortgage-Backed Trust 2006-7		6.500		8/25/2036	1,027,503
829,631	CWABS Asset-Backed Certificates Trust 2006-9		4.087	+	10/25/2046	802,840
425,212	Delta Funding Home Equity Loan Trust 1999-3	1 Month LIBOR + 0.820%	0.972	*	9/15/2029	417,047
798,919	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4		3.878	+	6/25/2034	800,476
101,658	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-2		5.590	#	1/25/2034	105,998
231,985	EMC Mortgage Loan Trust 2001-A ^	1 Month LIBOR + 0.740%	0.888	*	5/25/2040	226,577
450,158	Encore Credit Receivables Trust 2005-1	1 Month LIBOR + 1.020%	1.168	*	7/25/2035	429,541
246,381	Finance America Mortgage Loan Trust 2004-3	1 Month LIBOR + 1.380%	1.528	*	11/25/2034	230,928
304,347	First Franklin Mortgage Loan Trust 2003-FF5		2.623	*	3/25/2034	309,477
250,541	First Franklin Mortgage Loan Trust 2005-FF1	1 Month LIBOR + 1.125%	1.273	*	12/25/2034	251,143
62,096	First Horizon Alternative Mortgage Securities Trust 2004-AA3		2.474	+	9/25/2034	60,611
17,623	First Horizon Alternative Mortgage Securities Trust 2005-AA6		2.778	+	8/25/2035	16,482
46,408	First Horizon Mortgage Pass-Through Trust 2000-H		2.849	+	5/25/2030	45,723
420,804	First Horizon Mortgage Pass-Through Trust 2007-AR3		3.441	+	11/25/2037	395,533
85,000	First Investors Auto Owner Trust 2017-2 ^		3.560		9/15/2023	87,456
4,639	Fremont Home Loan Trust 2003-A	1 Month LIBOR + 2.588%	2.736	*	8/25/2033	5,152
197,784	Fremont Home Loan Trust 2004-2	1 Month LIBOR + 2.025%	2.173	*	7/25/2034	191,185

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued) - 94.2%
$104,065	Fremont Home Loan Trust 2006-2	1 Month LIBOR + 0.170%	0.318	*	2/25/2036	$100,181
2,709,054	Fremont Home Loan Trust 2006-B	1 Month LIBOR + 0.240%	0.415	*	8/25/2036	1,216,837
195,988	GE Mortgage Services LLC		6.645	+	9/25/2028	202,400
2,640,033	GE-WMC Mortgage Securities Trust 2006-1	1 Month LIBOR + 0.150%	0.298	*	8/25/2036	1,648,015
112	GMACM Mortgage Loan Trust 2003-GH2		5.500	#	10/25/2033	115
128,215	GMACM Mortgage Loan Trust 2005-AR1		4.389	+	3/18/2035	128,432
114,865	GSAA Home Equity Trust 2005-12		5.069	+	9/25/2035	99,434
72,991	GSAA Home Equity Trust 2005-3	1 Month LIBOR + 1.950%	2.098	*	12/25/2034	70,430
298,860	GSAA Home Equity Trust 2006-1	1 Month LIBOR + 0.330%	0.478	*	1/25/2036	180,280
320,148	GSAA Home Equity Trust 2006-13		6.040	+	7/25/2036	151,779
256,420	GSAA Home Equity Trust 2006-15		5.876	#	9/25/2036	108,697
1,427,020	GSAA Home Equity Trust 2006-18		6.022	#	11/25/2036	155,935
838,895	GSAA Home Equity Trust 2006-18		5.682	#	11/25/2036	340,203
2,076,658	GSAA Home Equity Trust 2006-18		5.822	+	11/25/2036	227,490
1,655,000	GSAA Home Equity Trust 2006-18		6.090	#	11/25/2036	180,578
533,216	GSAA Home Equity Trust 2006-3	1 Month LIBOR + 0.300%	0.448	*	3/25/2036	367,829
481,967	GSAA Trust		6.220	#	3/25/2046	298,707
16,542,673	GSAA Trust	1 Month LIBOR + 0.280%	0.428	*	5/25/2047	1,254,251
349,424	GSAMP Trust 2007-FM2	1 Month LIBOR + 0.060%	0.208	*	1/25/2037	255,992
147,841	GSAMP Trust 2007-FM2	1 Month LIBOR + 0.090%	0.238	*	1/25/2037	108,838
182,545	GSMPS Mortgage Loan Trust ^		7.500	+	6/19/2027	182,671
476,837	GSR Mortgage Loan Trust 2003-5F		4.000		8/25/2032	500,863
109,497	GSR Mortgage Loan Trust 2004-14		4.038	+	12/25/2034	111,973
141,652	GSR Mortgage Loan Trust 2004-2F		7.000		1/25/2034	152,365
100,226	GSR Mortgage Loan Trust 2004-6F		5.000		5/25/2034	98,758
798,626	GSR Mortgage Loan Trust 2005-AR3		3.667	+	5/25/2035	761,678
218,079	GSR Mortgage Loan Trust 2005-AR4		3.619	+	7/25/2035	218,331
408,555	GSR Mortgage Loan Trust 2006-3F		5.750		3/25/2036	444,199
29,598	GSR Mortgage Loan Trust 2006-AR1		3.807	+	1/25/2036	29,496
428,063	GSR Mortgage Loan Trust 2007-1F		6.000		1/25/2037	380,190
48,349	HarborView Mortgage Loan Trust 2004-6		2.573	+	8/19/2034	49,402
44,563	Home Equity Asset Trust	1 Month LIBOR + 2.370%	2.518	*	8/25/2033	44,942
38,440	Home Equity Asset Trust	1 Month LIBOR + 1.900%	2.048	*	11/25/2032	36,828
78,667	Home Equity Asset Trust	1 Month LIBOR + 2.100%	2.248	*	7/25/2034	76,141
65,666	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2002-B	1 Month LIBOR + 1.425%	1.573	*	10/25/2033	66,707
324,613	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A	1 Month LIBOR + 0.860%	1.008	*	10/25/2033	322,622
473,894	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C	1 Month LIBOR + 2.625%	2.773	*	3/25/2035	473,555
10,629,117	Home Equity Mortgage Trust 2006-6	1 Month LIBOR + 0.200%	0.348	*	3/25/2037	1,053,207
9,265,809	Home Equity Mortgage Trust 2006-6	1 Month LIBOR + 0.420%	0.568	*	3/25/2037	959,956
233,145	HomeBanc Mortgage Trust 2004-2		0.888	*	12/25/2034	237,163
129,771	HomeBanc Mortgage Trust 2005-5	1 Month LIBOR + 0.340%	0.488	*	1/25/2036	125,809
562,064	HSI Asset Loan Obligation Trust 2007-2		6.000		9/25/2037	311,219
767,935	Impac CMB Trust Series 2004-10	1 Month LIBOR + 0.640%	0.788	*	3/25/2035	755,435
199,599	Impac CMB Trust Series 2004-10	1 Month LIBOR + 0.740%	0.888	*	3/25/2035	190,921
579,431	Impac CMB Trust Series 2004-9	1 Month LIBOR + 0.880%	1.028	*	1/25/2035	567,719
1,452,178	Impac CMB Trust Series 2004-9	1 Month LIBOR + 0.975%	1.123	*	1/25/2035	1,401,819
130,953	Impac CMB Trust Series 2005-4	1 Month LIBOR + 0.690%	0.838	*	5/25/2035	122,132
28,547	IndyMac INDX Mortgage Loan Trust 2004-AR6		3.481	+	10/25/2034	27,802
116,134	IndyMac INDX Mortgage Loan Trust 2005-AR3		3.382	+	4/25/2035	115,331
152,290	IndyMac INDX Mortgage Loan Trust 2005-AR5		3.281	+	5/25/2035	116,707
30,481	Irwin Home Equity Loan Trust 2004-1	1 Month LIBOR + 2.050%	2.198	*	12/25/2034	30,504
235,180	IXIS Real Estate Capital Trust 2005-HE2	1 Month LIBOR + 0.930%	1.078	*	9/25/2035	247,646
452,553	IXIS Real Estate Capital Trust 2006-HE2	1 Month LIBOR + 0.160%	0.308	*	8/25/2036	178,966
1,126,587	JP Morgan Alternative Loan Trust		6.500		12/25/2035	698,221
174,087	JP Morgan Mortgage Acquisition Trust 2007-CH2		4.602	#	10/25/2030	131,006
27,531	JP Morgan Mortgage Trust 2004-A3		3.850	+	7/25/2034	27,627
265,186	JP Morgan Mortgage Trust 2004-S1		5.000		9/25/2034	270,473
38,561	JP Morgan Mortgage Trust 2005-A1		3.488	+	2/25/2035	38,168
82,384	JP Morgan Mortgage Trust 2005-A6		2.957	+	9/25/2035	82,692
1,387,563	JP Morgan Mortgage Trust 2006-A2		3.578	+	4/25/2036	1,360,734
61,076	JP Morgan Mortgage Trust 2006-A2		3.578	+	4/25/2036	60,929
702,797	JP Morgan Mortgage Trust 2007-A1		3.750	+	7/25/2035	682,436
135,777	JP Morgan Mortgage Trust 2007-A1		3.750	+	7/25/2035	137,793
3,174,854	Legacy Mortgage Asset Trust 2019-GS2 ^		3.750	#	1/25/2059	3,251,787
3,936,219	Legacy Mortgage Asset Trust 2019-GS6 ^		3.000	#	6/25/2059	3,956,763
976,307	Legacy Mortgage Asset Trust 2020-GS2 ^		2.750	#	3/25/2060	975,059
227,541	Lehman Mortgage Trust 2005-3		6.000		1/25/2036	108,004
71,767	Lehman Mortgage Trust 2007-9		6.000		10/25/2037	77,734
800,186	Lehman XS Trust 2007-3	1 Month LIBOR + 0.160%	0.308	*	3/25/2037	773,737
91,751	Long Beach Mortgage Loan Trust 2001-4	1 Month LIBOR + 1.425%	1.573	*	3/25/2032	90,792

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued) - 94.2%
$918,049	Long Beach Mortgage Loan Trust 2002-1		3.898	*	5/25/2032	$937,501
34,110	Long Beach Mortgage Loan Trust 2004-3	1 Month LIBOR + 0.855%	1.003	*	7/25/2034	32,750
1,909	Long Beach Mortgage Loan Trust 2004-3	1 Month LIBOR + 2.925%	3.073	*	7/25/2034	1,921
14,113	MASTR Adjustable Rate Mortgages Trust 2003-5		2.805	+	11/25/2033	13,663
46,142	MASTR Adjustable Rate Mortgages Trust 2004-4		3.425	+	5/25/2034	46,988
300,122	MASTR Adjustable Rate Mortgages Trust 2006-2		3.937	+	4/25/2036	304,157
14,690	MASTR Alternative Loan Trust 2004-5		5.500		6/25/2034	15,178
49,243	Mastr Asset Backed Securities Trust 2003-WMC2	1 Month LIBOR + 6.000%	4.210	*	8/25/2033	47,673
6,489,970	Mastr Asset Backed Securities Trust 2005-NC2	1 Month LIBOR + 0.500%	0.648	*	11/25/2035	4,928,069
553,987	Mastr Asset Backed Securities Trust 2005-WMC1	1 Month LIBOR + 0.945%	1.093	*	3/25/2035	558,502
2,233,541	Mastr Asset Backed Securities Trust 2006-NC2	1 Month LIBOR + 0.110%	0.258	*	8/25/2036	1,217,978
1,344,288	MASTR Asset Securitization Trust 2004-11		5.750		12/25/2034	1,383,201
1,534,738	MASTR Asset Securitization Trust 2004-3		5.500		3/25/2034	1,557,064
173	MASTR Seasoned Securitization Trust 2004-1		3.561	+	10/25/2032	173
527,752	Meritage Mortgage Loan Trust 2004-1	1 Month LIBOR + 0.750%	0.898	*	7/25/2034	513,822
64,986	Merrill Lynch Mortgage Investors Trust MLMI Series 2002-A3		3.892	+	9/25/2032	64,441
228,314	Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A1		3.459	+	12/25/2034	235,560
182,276	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC5	1 Month LIBOR + 0.900%	1.048	*	5/25/2034	180,493
83,324	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC8	1 Month LIBOR + 1.500%	1.648	*	9/25/2034	82,956
117,247	Morgan Stanley ABS Capital I, Inc. Trust 2006-HE7	1 Month LIBOR + 0.160%	0.308	*	9/25/2036	68,442
208,932	Morgan Stanley ABS Capital I, Inc. Trust 2007-HE5	1 Month LIBOR + 0.250%	0.672	*	3/25/2037	109,086
738,757	Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD2	1 Month LIBOR + 0.930%	1.078	*	4/25/2034	728,978
267,865	Morgan Stanley Dean Witter Capital I, Inc. Trust 2002-AM1	1 Month LIBOR + 1.530%	1.678	*	1/25/2032	281,765
269,472	Morgan Stanley Dean Witter Capital I, Inc. Trust 2003-HYB1		2.646	+	3/25/2033	266,361
42,913	Morgan Stanley Mortgage Loan Trust 2004-5AR		3.274	+	7/25/2034	43,437
500,706	Morgan Stanley Mortgage Loan Trust 2006-2		6.500		2/25/2036	379,992
718,046	Morgan Stanley Mortgage Loan Trust 2006-8AR		3.728	+	6/25/2036	620,974
17,218	MortgageIT Trust 2005-1	1 Month LIBOR + 1.250%	1.407	*	2/25/2035	17,021
1,649,484	MRFC Mortgage Pass-Through Trust Series 1999-TBC2	1 Month LIBOR + 0.480%	0.632	*	6/15/2030	1,625,237
2,117,469	New Century Alternative Mortgage Loan Trust 2006-ALT1		5.909	+	7/25/2036	893,631
738,237	New Century Alternative Mortgage Loan Trust 2006-ALT2		5.044	#	10/25/2036	274,740
721,676	New Century Alternative Mortgage Loan Trust 2006-ALT2		5.044	#	10/25/2036	268,804
1,841,735	New Residential Mortgage LLC ^		5.437		6/25/2025	1,859,286
991,914	New Residential Mortgage Loan Trust 2020-RPL2 ^		3.578	+	8/25/2025	993,394
689,474	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AP2		6.000	#	7/25/2034	678,842
567,630	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3		5.318	+	8/25/2035	350,337
547,357	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR5		2.744	+	10/25/2035	530,534
293,694	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR6		4.097	+	12/25/2035	297,405
926,125	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1	1 Month LIBOR + 0.330%	0.478	*	10/25/2036	268,367
351,509	NovaStar Mortgage Funding Trust Series 2003-1	1 Month LIBOR + 1.425%	1.573	*	5/25/2033	347,097
75,468	NovaStar Mortgage Funding Trust Series 2003-4	1 Month LIBOR + 1.065%	1.213	*	2/25/2034	75,285
1,481,403	NovaStar Mortgage Funding Trust Series 2004-1		0.973	*	6/25/2034	1,448,678
516,800	NovaStar Mortgage Funding Trust Series 2004-1	1 Month LIBOR + 1.463%	1.611	*	6/25/2034	512,554
277,836	NovaStar Mortgage Funding Trust Series 2004-2	1 Month LIBOR + 1.020%	1.168	*	9/25/2034	265,581
776,301	NovaStar Mortgage Funding Trust Series 2006-4	1 Month LIBOR + 0.150%	0.298	*	9/25/2036	464,703
1,328,041	Option One Mortgage Loan Trust 2007-FXD2		5.680	#	3/25/2037	1,363,655
251,880	Popular ABS Mortgage Pass-Through Trust 2005-B	1 Month LIBOR + 1.250%	1.398	*	8/25/2035	252,685
971,618	Pretium Mortgage Credit Partners I 2020-NPL2 LLC ^		3.721	#	2/27/2060	974,890
27,856	Prime Mortgage Trust 2006-CL1	1 Month LIBOR + 0.500%	0.648	*	2/25/2035	26,548
177,845	RAMP Series 2002-RS3 Trust	1 Month LIBOR + 0.975%	1.123	*	6/25/2032	147,609
89,333	RAMP Series 2003-RS9 Trust	1 Month LIBOR + 2.700%	2.848	*	10/25/2033	89,733
2,434,143	RAMP Series 2004-KR1 Trust ^	1 Month LIBOR + 0.870%	1.018	*	4/25/2034	2,421,821
391,269	RAMP Series 2004-RS8 Trust	1 Month LIBOR + 0.900%	1.048	*	8/25/2034	390,974
1,345,275	RAMP Series 2007-RS1 Trust	1 Month LIBOR + 0.170%	0.318	*	2/25/2037	743,377
713,082	RASC Series 2003-KS11 Trust		1.948	*	1/25/2034	701,484
218,028	RASC Series 2003-KS4 Trust		5.110	#	6/25/2033	224,570
254,492	RASC Series 2004-KS10 Trust		2.623	*	11/25/2034	260,341
2,122,101	Renaissance Home Equity Loan Trust		6.254	#	8/25/2036	1,342,694
431,110	Renaissance Home Equity Loan Trust		5.909	#	4/25/2037	194,299
27,711	Renaissance Home Equity Loan Trust 2002-4		6.543	#	3/25/2033	27,733
506,056	Renaissance Home Equity Loan Trust 2004-2		5.914	#	7/25/2034	515,636
94,757	Renaissance Home Equity Loan Trust 2004-2		6.011	#	7/25/2034	96,205
330,202	Renaissance Home Equity Loan Trust 2007-2		5.675	#	6/25/2037	124,303
199,052	Renaissance Home Equity Loan Trust 2007-3		7.238	#	9/25/2037	116,779
442,242	Residential Asset Securitization Trust 2004-A7		5.500		10/25/2034	446,910
7,402,012	Residential Asset Securitization Trust 2005-A11CB		4.850		10/25/2035	4,626,199
161,025	Residential Asset Securitization Trust 2005-A4	1 Month LIBOR + 0.450%	0.598	*	4/25/2035	101,103
4,349	Residential Asset Securitization Trust 2005-A8CB		5.375		7/25/2035	3,863
581,829	Residential Asset Securitization Trust 2006-A1		6.000		4/25/2036	419,324

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued) - 94.2%
$423,696	Residential Asset Securitization Trust 2006-A6		6.000		7/25/2036	$155,516
1,541,626	Residential Asset Securitization Trust 2007-A1		5.750		3/25/2037	878,385
254,172	Residential Asset Securitization Trust 2007-A8		6.000		8/25/2037	210,240
23,152	RFMSI Series 2005-SA3 Trust		3.305	+	8/25/2035	21,491
1,132,105	RFMSI Series 2006-S11 Trust		6.000		11/25/2036	1,111,611
90,323	RFMSI Series 2006-S3 Trust		5.500		3/25/2036	87,607
2,260,558	RFMSI Series 2007-S1 Trust		6.000		1/25/2037	2,227,024
87,320	RFMSI Series 2007-S6 Trust		6.000		6/25/2037	86,458
1,008,343	Saxon Asset Sec Trust 2000 1 Mtg Ln Asset Bk Cert Ser 2000 1		9.760	+	2/25/2030	1,099,910
98,371	Saxon Asset Securities Trust 2004-2		6.000	#	8/25/2035	96,531
40,875	SCF Equipment Leasing 2017-1 LLC ^		3.770		1/20/2023	41,029
40,049	Securitized Asset Backed Receivables LLC Trust 2005-FR2	1 Month LIBOR + 0.975%	1.123	*	3/25/2035	40,070
419,159	Specialty Underwriting & Residential Finance Trust Series 2006-BC5	1 Month LIBOR + 0.100%	0.248	*	11/25/2037	285,710
330,074	Structured Adjustable Rate Mortgage Loan Trust		2.520	+	1/25/2035	319,164
445,835	Structured Adjustable Rate Mortgage Loan Trust		3.686	+	4/25/2035	443,791
235,708	Structured Asset Investment Loan Trust 2004-5	1 Month LIBOR + 1.725%	1.873	*	5/25/2034	231,921
217,813	Structured Asset Investment Loan Trust 2004-9	1 Month LIBOR + 1.950%	2.098	*	10/25/2034	213,229
658,134	Structured Asset Securities Corp. ^		4.747	+	4/15/2027	653,627
15,658	Structured Asset Securities Corp. Mor Cer Ser 2003-31A		3.384	+	10/25/2033	15,557
10,628	Structured Asset Securities Corp. Mortgage Pass-through Certificates 2004-S2	1 Month LIBOR + 3.225%	3.373	*	6/25/2034	10,644
181,855	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Ser 2003-34A		3.847	+	11/25/2033	175,747
247,513	TBW Mortgage-Backed Trust Series 2006-2		5.500		7/25/2036	117,796
5,491,757	TBW Mortgage-Backed Trust Series 2006-3		6.500		7/25/2036	2,616,104
650,629	Terwin Mortgage Trust 2004-1HE ^	1 Month LIBOR + 2.475%	2.623	*	2/25/2034	619,377
115,815	Terwin Mortgage Trust 2004-7HE ^	1 Month LIBOR + 0.850%	0.998	*	7/25/2034	112,287
6,520,420	Terwin Mortgage Trust 2006-3 ^	1 Month LIBOR + 0.310%	0.458	*	4/25/2037	2,012,089
1,250,000	Theorem Funding Trust 2020-1 ^		3.950		10/15/2026	1,259,633
24,440	Thornburg Mortgage Securities Trust 2006-4		3.572	+	7/25/2036	22,641
2,408,353	Thornburg Mortgage Securities Trust 2007-2	12 Month LIBOR + 1.250%	1.622	*	6/25/2037	2,253,376
383,898	Truman Capital Mortgage Loan Trust ^	1 Month LIBOR + 2.550%	2.698	*	1/25/2034	381,895
249,879	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust		3.012	+	9/25/2033	234,469
132,680	WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust		3.829	+	1/25/2035	133,964
24,011,857	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust		2.437	+	11/25/2045	1,444,431
352,975	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 Trust		3.731	+	12/25/2035	346,484
91,201	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust		5.500		2/25/2021	90,636
1,341,011	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust		6.086	#	9/25/2036	580,086
1,505,773	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-9 Trust		4.568	#	10/25/2036	605,206
912,590	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-9 Trust		4.568	#	10/25/2036	369,179
516,894	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-3 Trust		6.000		4/25/2037	497,693
70,491	Wells Fargo Alternative Loan 2007-PA2 Trust	1 Month LIBOR + 0.430%	0.578	*	6/25/2037	56,541
43,841	Wells Fargo Mortgage Backed Securities 2006-AR12 Trust		2.963	+	9/25/2036	39,281
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $163,283,085)					169,750,279
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
	INTEREST ONLY FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 0.9%
653,627	Freddie Mac REMICS 4205 AI		2.500		5/15/2028	35,660
807,864	Freddie Mac REMICS 3349 SM	1 Month LIBOR + 6.000%	5.848	*	7/15/2037	148,431
5,125,942	Freddie Mac REMICS 4175 ES	1 Month LIBOR + 6.150%	5.998	*	6/15/2038	237,342
65,378	Freddie Mac REMICS 4679 DI		3.500		10/15/2038	105
9,690,019	Freddie Mac REMICS 4199 SD	1 Month LIBOR + 6.200%	6.048	*	6/15/2039	307,208
1,337,852	Freddie Mac REMICS 4103 DS	1 Month LIBOR + 6.150%	5.998	*	9/15/2040	105,525
1,514,865	Freddie Mac REMICS 4535 HI		3.000		3/15/2041	44,031
469,192	Freddie Mac REMICS 3980 TS	1 Month LIBOR + 6.500%	6.348	*	9/15/2041	80,606
1,657,659	Freddie Mac REMICS 4680 LI		4.000		10/15/2043	95,364
206,384	Freddie Mac REMICS 4449 PI		4.000		11/15/2043	17,771
6,635,516	Freddie Mac REMICS 4672 AI		4.500		3/15/2045	405,448
1,095,557	Freddie Mac REMICS 4818 BI		4.000		3/15/2045	55,751
299,739	Freddie Mac REMICS 4840 IA		4.000		9/15/2045	1,758
235,869	Freddie Mac REMICS 4840 GI		4.000		5/15/2046	2,334
						1,537,334

CATALYST FUNDS
CATALYST ENHANCED INCOME STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Principal		Variable Rate	Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued) - 3.7%
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.2%
$207,394	Fannie Mae REMICS 2013-42 PD		1.250		5/25/2043	$209,772
208,035	Fannie Mae REMICS 2017-96 KT	1 Month LIBOR + 16.000%	4.000	*	12/25/2057	208,835
						418,607
	INTEREST ONLY FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.1%
859,975	Fannie Mae REMICS 2012-126 DI		3.000		11/25/2027	58,433
1,586,914	Fannie Mae REMICS 2013-109 AS	1 Month LIBOR + 6.150%	6.002	*	11/25/2030	81,072
218,965	Fannie Mae REMICS 2012-47 QH		4.000		5/25/2038	757
4,406,764	Fannie Mae REMICS 2012-99 AI		3.500		5/25/2039	157,713
375,015	Fannie Mae REMICS 2012-103 LI		4.500		5/25/2039	2,706
4,321,844	Fannie Mae REMICS 2012-94 YS	1 Month LIBOR + 6.650%	6.502	*	6/25/2039	541,061
1,137,821	Fannie Mae REMICS 2012-111 JS	1 Month LIBOR + 6.100%	5.952	*	7/25/2040	60,691
1,700,924	Fannie Mae REMICS 2010-135 MS	1 Month LIBOR + 5.950%	5.802	*	12/25/2040	273,070
2,455,345	Fannie Mae REMICS 2011-124 NS	1 Month LIBOR + 6.500%	6.352	*	12/25/2041	460,466
150,051	Fannie Mae REMICS 2012-88 SB	1 Month LIBOR + 6.670%	6.522	*	7/25/2042	28,375
5,837,368	Fannie Mae REMICS 2017-30 MI		4.000		2/25/2044	582,540
132,137	Fannie Mae REMICS 2017-6 MI		4.000		8/25/2044	10,216
542,994	Fannie Mae REMICS 2016-3 NI		6.000		2/25/2046	121,471
1,812,509	Fannie Mae REMICS 2017-112 SC	1 Month LIBOR + 6.150%	6.002	*	1/25/2048	329,084
2,158,934	Fannie Mae REMICS 2019-37 CI		4.500		9/25/2048	369,387
5,734,893	Fannie Mae REMICS 2019-34 KI		4.000		7/25/2049	415,117
2,582,083	Fannie Mae REMICS 2020-14 BI		4.000		3/25/2050	320,866
						3,813,025
	INTEREST ONLY GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.5%
1,296,675	Government National Mortgage Association 2004-56 S	1 Month LIBOR + 7.65%	7.494	*	6/20/2033	245,214
167,169	Government National Mortgage Association 2018-1 IA		4.500		1/20/2035	1,010
2,491,719	Government National Mortgage Association 2019-58 IO		2.193	+	10/20/2039	160,775
2,473,991	Government National Mortgage Association 2010-131 SB	1 Month LIBOR + 6.05%	5.898	*	4/16/2040	164,391
1,723,481	Government National Mortgage Association 2014-118 AI		3.500		5/16/2040	107,017
361,181	Government National Mortgage Association 2012-36 QS	1 Month LIBOR + 6.62%	6.464	*	3/20/2042	63,673
3,373,149	Government National Mortgage Association 2018-154 DI		4.000		1/20/2045	241,028
						983,108
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost - $7,845,557)					6,752,074

Shares
	SHORT-TERM INVESTMENT - 1.8%
	MONEY MARKET FUND - 1.8%
3,169,919	First American Government Obligations Fund - Institutional Class 0.07% **					3,169,919
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,169,919)

	TOTAL INVESTMENTS - 99.7% (Cost - $174,298,561)					$179,672,272
	OTHER ASSETS LESS LIABILITIES - 0.3%					503,510
	NET ASSETS - 100.0%					$180,175,782

*	Floating Rate, rate shown represents the rate at September 30, 2020.

#	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

+	Step Rate, rate shown represents the rate at September 30, 2020.

**	Rate shown represents the rate at September 30, 2020, is subject to change and resets daily.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2020 the total market value of 144A securities is $30,522,750 or 16.94% of net assets.

CATALYST FUNDS
CATALYST/TEZA ALGORITHMIC ALLOCATION FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

Shares				Value
	EXCHANGE TRADED FUNDS - 43.4%
	DEBT FUNDS - 43.4%
4,400	iShares Aaa - A Rated Corporate Bond ETF			$254,452
4,300	iShares Broad USD Investment Grade Corporate Bond ETF			261,354
5,900	iShares iBoxx $ Investment Grade Corporate Bond ETF			794,789
2,300	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund			263,718
7,100	SPDR Portfolio Intermediate Term Corporate Bond ETF			260,996
16,200	SPDR Portfolio Short Term Corporate Bond ETF			508,194
8,200	Vanguard Intermediate-Term Corporate Bond ETF			785,560
4,700	WisdomTree Yield Enhanced US Aggregate Bond Fund			252,954
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,252,506)			3,382,017

	SHORT-TERM INVESTMENT - 18.3%
	MONEY MARKET FUND - 18.3%
1,427,779	First American Government Obligations Fund - Institutional Class, 0.07% *			1,427,779
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,427,779)

Principal		Coupon Rate (%)	Maturity
	UNITED STATES GOVERNMENT SECURITY - 5.1%
$400,000	United States Treasury Bill ^	0.100	12/10/2020	399,934
	TOTAL UNITED STATES GOVERNMENT SECURITY (Cost - $399,920)

	TOTAL INVESTMENTS - 66.8% (Cost - $5,080,205)			$5,209,730
	OTHER ASSETS LESS LIABILITIES - 33.2%			2,591,005
	NET ASSETS - 100.0%			$7,800,735

				Unrealized
				Appreciation
Contracts		Notional	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.5%
26	Australian 10 Year Bond Future	$2,784,011	December-20	$11,302
10	CAC 40 10 Euro Future	562,989	October-20	(11,135)
90	CBOT 10 Year US Treasury Note	12,557,790	December-20	(2,429)
6	CBOT Soybean Future +	307,050	November-20	17,213
4	CBOT Soybean Meal Future +	137,120	December-20	4,230
4	CBOT Soybean Oil Future +	79,512	December-20	1,902
24	CBOT US Long Bond Future	4,230,744	December-20	(6,912)
2	CME Lean Hogs Future +	50,480	December-20	(860)
6	DAX Mini Future	449,559	December-20	(3,767)
10	E-Mini Russell 2000 Index Future	752,200	December-20	7,335
8	FTSE 100 Index Future	604,152	December-20	(8,837)
44	FTSE China A50 Future	665,280	October-20	(3,350)
8	Japan 10 Year Bond Future	11,531,129	December-20	7,126
67	Montreal Exchange 10 Year Canadian Bond Future	7,614,651	December-20	(7,962)
3	NASDAQ 100 E-Mini Index Future	684,438	December-20	17,328
7	NYBOT CSC Cocoa Future +	178,220	December-20	(1,070)
2	NYBOT CSC Number 11 World Sugar Future +	30,262	February-21	392
2	NYMEX Platinum Future +	90,920	January-21	3,170
4	NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB Future +	198,509	October-20	(286)
8	S&P/TSX 60 IX Future	1,151,713	December-20	(3,330)
5	S&P 500 E-Mini Future	838,000	December-20	13,538
6	SPI 200 Future	623,788	December-20	(8,125)
30	WCE Canola Future +	233,756	November-20	7,778
9	YEN DENOM NIKKEI Index Future	992,064	December-20	8,076
	Net Unrealized Gain From Open Long Futures Contracts			$41,327

CATALYST FUNDS
CATALYST/TEZA ALGORITHMIC ALLOCATION FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

				Unrealized
				Appreciation
Contracts		Notional	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.5%
6	CBOT Corn Future +	$113,700	December-20	$(7,738)
7	CBOT Wheat Future +	202,300	December-20	(14,663)
4	CME Live Cattle Future +	179,760	December-20	(2,930)
1	COMEX Copper Future +	75,813	December-20	(1,125)
1	COMEX Gold 100 Troy Ounces Future +	189,550	December-20	(490)
1	ICE Brent Crude Oil Future +	42,300	October-20	260
4	ICE Gas Oil Future +	131,800	October-20	(2,350)
3	KCBT Hard Red Winter Wheat Future +	76,462	December-20	(7,162)
5	NYBOT CTN Number 2 Cotton Future +	164,475	December-20	(1,355)
2	NYMEX NY Harbor ULSD Futures +	96,785	October-20	126
	Net Unrealized Gain From Open Short Futures Contracts			$(37,427)
	Total Unrealized Gain From Open Futures Contracts			$3,900

*	Rate shown represents the rate at September 30, 2020, is subject to change, and resets daily.

+	All of this investment is a holding of the CTAAIF Fund Limited.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
September 30, 2020

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Valuation of Prime Meridian Income QP Fund (“Prime Meridian Fund”) – The Warrington Strategic Program Fund (the “Fund”) invests a portion of its assets in the Prime Meridian Fund. The Prime Meridian Fund measures their investment assets at fair value, and report a net asset value (“NAV”) or pro rata interest in the members’ capital as a practical expedient on a monthly basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Funds have elected to apply the practical expedient to value its investment in the Prime Meridian Fund at the respective NAV each month. For non-month ends, the Valuation Committee estimates the fair value of Prime Meridian based on valuation estimates provided by a third party valuation service that has transparency to all the holdings of the Prime Meridian Fund. As of September 30, 2020, the Funds’ investments in the Prime Meridian Fund were valued at the NAV of the Prime Meridian Fund. The Prime Meridian Fund invests in Loans issued by LendingClub Corporation and values its underlying investments in accordance with policies established by the General Partner, which ordinarily values holdings using an income approach. The General Partner estimates fair value of holding is determined after analysis of various inputs including quantitative information about current discount rates and expected cash flows, adjusted for anticipated credit losses and expected prepayments based on published information for similar underlying notes as published by trading platforms. These estimated fair values may differ significantly from the values that would have been used had a market for loans existed. The Funds have no unfunded commitments to purchase Prime Meridian.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2020, for each Fund’s assets and liabilities measured at fair value:

Small-Cap Insider Buying Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$6,345,544	$—	$—	$6,345,544
Collateral for Securities Loaned	—	1,980,030	—	1,980,030
Total Assets	$6,345,544	$1,980,030	$—	$8,325,574

Insider Buying Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$41,782,559	$—	$—	$41,782,559
Collateral for Securities Loaned	—	9,353,624	—	9,353,624
Total Assets	$41,782,559	$9,353,624	$—	$51,136,183

Hedged Commodity Strategy Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Call Options Purchased	$6,534,880	$—	$—	$6,534,880
Put Options Purchased	697,600	—	—	697,600
United States Government Securities	—	9,850,544	—	9,850,544
Short-Term Investments	21,596,323	—	—	21,596,323
Total Assets	$28,828,803	$9,850,544	$—	$38,679,347
Liabilities(a)
Call Options Written	$5,207,634	$—	$—	$5,207,634
Futures Contracts	10,726	—	—	10,726
Put Options Written	389,133	—	—	389,133
Total Liabilities	$5,607,493	$—	$—	$5,607,493

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Warrington Strategic Program Fund
Assets(a)	Level 1	Level 2	Level 3	Other	Total
Call Options Purchased	$296,000	$—	$—	$—	$296,000
Put Options Purchased	979,800	—	—	—	979,800
Prime Meridian Income QP Fund (1)	$—	$—	$—	$13,694,543	$13,694,543
Short-Term Investments	10,053,848	—	—	—	10,053,848
Total Assets	$11,329,648	$—	$—	$13,694,543	$25,024,191
Liabilities(a)
Call Options Written	$156,000	$—	$—	$—	$156,000
Put Options Written	965,300	—	—	—	965,300
Total Liabilities	$1,121,300	$—	$—	$—	$1,121,300

Insider Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$13,278,699	$—	$13,278,699
Corporate Bonds	—	44,223,503	—	44,223,503
Short-Term Investments	1,348,433	—	—	1,348,433
Total Assets	$1,348,433	$57,502,202	$—	$58,850,635

Systematic Alpha Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Open Ended Fund	$2,216,722	—	—	$2,216,722
Short-Term Investments	555,714	—	—	555,714
Total Assets	$2,772,436	$—	$—	$2,772,436
Derivatives(a)
Assets(a)
Total Return Swaps	$—	$11,877	$—	$11,877
Total Derivatives	$—	$11,877	$—	$11,877

Multi Strategy Fund
Assets(a)	Level 1	Level 2	Level 3	Total
REITS	$519,903	$—	$—	$519,903
Exchange Traded Funds	882,676	—	—	882,676
Open Ended Fund	336,646	—	—	336,646
Short-Term Investments	764,389	—	—	764,389
Total Assets	$2,503,614	$—	$—	$2,503,614
Derivatives(a)
Assets
Futures Contracts	$79,467	$—	$—	$79,467
Total Derivatives	$79,467	$—	$—	$79,467

Dynamic Alpha Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$175,934,742	$—	$—	$175,934,742
Collateral for Securities Loaned	—	9,216,592	—	9,216,592
Total Assets	$175,934,742	$9,216,592	$—	$185,151,334

Buyback Strategy Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$10,374,183	$—	$—	$10,374,183
Collateral for Securities Loaned	—	1,878,998	—	1,878,998
Total Assets	$10,374,183	$1,878,998	$—	$12,253,181

EAVOL NASDAQ-100 Volatility Overlay Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$896,963	$—	$—	$896,963
Total Assets	$896,963	$—	$—	$896,963

Lyons Tactical Allocation Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$36,849,472	$—	$—	$36,849,472
Put Options Purchased	72,180	—	—	72,180
Total Assets	$36,921,652	$—	$—	$36,921,652

MAP Global Equity Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$44,037,886	$—	$—	$44,037,886
Closed-End Fund	2,640,960	—	—	2,640,960
Total Assets	$46,678,846	$—	$—	$46,678,846
Liabilities(a)
Call Options Written	$8,800	$—	$—	$8,800
Total Liabilities	$8,800	$—	$—	$8,800

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

MAP Global Balanced Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$13,739,572	$—	$—	$13,739,572
Convertible Bonds	—	250,070	—	250,070
Corporate Bonds	—	6,604,536	—	6,604,536
Mutual Fund	430,990	—	—	430,990
Total Assets	$14,170,562	$6,854,606	$—	$21,025,168
Liabilities(a,b)
Call Options Written	$107,925	$—	$—	$107,925
Total Liabilities	$107,925	$—	$—	$107,925

Millburn Hedge Strategy Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,332,770,458	$—	$—	$1,332,770,458
U.S. Government & Agencies	—	775,831,716	—	775,831,716
Total Assets	$1,332,770,458	$775,831,716	$—	$2,108,602,174
Derivatives(a)
Assets
Futures Contracts	$31,021,534	$—	$—	$31,021,534
Forward Contracts	—	87,330,664	—	87,330,664
Total	$31,021,534	$87,330,664	$—	$118,352,198
Liabilities
Futures Contracts	$4,964,408	$—	$—	$4,964,408
Forward Contracts	—	64,116,963	—	64,116,963
Total	$4,964,408	$64,116,963	$—	$69,081,371

Energy Infrastructure Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$80,849,718	$—	$—	$80,849,718
Total Assets	$80,849,718	$—	$—	$80,849,718

Floating Rate Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$118,818	$—	$—	$118,818
Asset Backed Securities	—	2,180,733	—	2,180,733
Corporate Bonds	—	3,492,376	—	3,492,376
Bank Loans	—	94,646,918	—	94,646,918
Short-Term Investments	6,421,101	—	—	6,421,101
Total Assets	$6,539,919	$100,320,027	$—	$106,859,946

High Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stock	$—	$—	$119,714	$119,714
Convertible Bonds	—	2,449,325	—	2,449,325
Corporate Bonds	—	14,386,880	—	14,386,880
Warrant	—	—	100,170	100,170
Collateral for Securities Loaned	4,071,405	—	—	4,071,405
Total Assets	$4,071,405	$16,836,205	$219,884	$21,127,494

Total Return Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Business Development Companies	$1,463,037	$—	$—	$1,463,037
Common Stock	2,850,278	—	—	2,850,278
Partnership Shares	577,346	—	—	577,346
REITs	608,614	—	—	608,614
Exchanged Traded Funds	435,215	—	—	435,215
Convertible Bonds	—	1,101,214	—	1,101,214
Corporate Bonds	—	6,423,207	—	6,423,207
Warrant	9,959	—	—	9,959
Collateral for Securities Loaned	4,195,921	—	—	4,195,921
Total Assets	$10,140,370	$7,524,421	$—	$17,664,791

Stone Beach Income Opportunity Fund
Assets(a)	Level 1	Level 2	Level 3	Total
REITS	$686,540	$—	$—	$686,540
Exchanged Traded Funds	1,370,550	—	—	1,370,550
Preferred Stock	809,186	—	—	809,186
Asset Backed Securities	—	1,064,131	—	1,064,131
Collateralized Mortgage Obligations	—	17,197,518	—	17,197,518
U.S. Government & Agencies	—	7,643,135	—	7,643,135
Put Options Purchased	49,823	—	—	49,823
Short-Term Investments	1,077,357	—	—	1,077,357
Total Assets	$3,993,456	$25,904,784	$—	$29,898,240
Derivatives(a)
Liabilities
Futures Contracts	$14,803	$—	$—	$14,803
Call Options Written	5,712	—	—	5,712
Total	$20,515	$—	$—	$20,515

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Exceed Defined Shield Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$29,562,087	$—	$—	$29,562,087
Corporate Bonds	—	25,028,138	—	25,028,138
Call Options Purchased	3,143,344	1,725,438	—	4,868,782
Put Options Purchased	2,136,377	579,630	—	2,716,007
Total Assets	$34,841,808	$27,333,206	$—	$62,175,014
Liabilities(a)
Call Options Written	$1,055,232	$36,270	$—	$1,091,502
Put Options Written	2,571,146	919,500	—	3,490,646
Total Liabilities	$3,626,378	$955,770	$—	$4,582,148

Enhanced Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$169,750,279	$—	$169,750,279
U.S. Government Agency Obligations	—	6,752,074	—	6,752,074
Short-Term Investment	3,169,919	—	—	3,169,919
Total Assets	$3,169,919	$176,502,353	$—	$179,672,272

Teza Algorithmic Allocation Income Fund
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,382,017	$—	$—	$3,382,017
U.S. Government Securities	—	399,934	—	399,934
Short-Term Investments	1,427,779	—	—	1,427,779
Total Assets	$4,809,796	$399,934	$—	$5,209,730
Derivatives(a)
Assets
Futures Contracts	$3,900	$—	$—	$3,900
Total	$3,900	$—	$—	$3,900

*	Please refer to the Portfolio of Investments for industry classifications.

(a)	Refer to the Portfolio of Investments for security classifications.

1)	Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

The High Income Fund and Total Return Income Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	High Income	High Income
	Energy Conversion Devices, Inc.	PHI Group, Inc.	PHI Group, Inc.
Beginning balance June 30, 2020	$0	$71,550	$85,510
Total realized gain/(loss)	—	—	—
Change in unrealized appreciation	—	28,620	34,204
Capital distribution	—	—	—
Tax basis adjustment	—	—	—
Net transfers in/(out) of Level 3
Ending balance September 30, 2020	$—	$100,170	$119,714

	Total Return Income	Total Return Income
	Energy Conversion	Community Choice
	Devices, Inc.	Financial, Inc.
Beginning balance June 30, 2020	$0	$0
Total realized gain/(loss)	—	—
Change in unrealized appreciation	—	—
Capital distribution	—	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3	—
Ending balance September 30, 2020	$—	$—

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.

Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	Market Value impact if input increases
High Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase
High Income	Warrant	$100,170	No executable broker quote	N/A	Increase
High Income	Common Stock	$119,714	No executable broker quote	N/A	Increase
Total Return Income	Common Stock	$0	Bankruptcy	Potential Future Cash Payments	Increase
Total Return Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Payments	Increase

Fair value securities as a percent of net assets at September 30, 2020, were 1.3% and 0.0% for High Income and Total Return Income, respectively.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Certain Funds invest in affiliated underlying funds (the “Catalyst Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds

Derivatives Risk – The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds (“ETFs”). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Swap Agreements – The Systematic Alpha Fund and Macro Strategy Fund has entered into various swap transactions for investment purposes. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Securities Lending – The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2020, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Commodity Strategy Fund	Purchased Options	Commodity	(1,452,282)
	Written Options	Commodity	3,002,594
	Futures	Commodity	(10,726)
Warrington Strategic Program Fund	Purchased Options	Equity	(163,250)
	Written Options	Equity	283,600
Macro Strategy Fund	Purchased Options	Equity	(1,724,801)
	Written Options	Equity	649,783
	Swap	Commodity	(113,543)
	Swap	Foreign Exchange	(31,243)
	Swap	Interest Rate	217,061
Systematic Alpha Fund	Swap	Total Return Swap	11,877
Multi Strategy Fund	Futures	Commodity	77,044
		Interest Rate	2,422
MAP Global Balanced Fund	Written Options	Equity	(44,010)
Lyons Tactical Allocation	Purchased Options	Equity	(18,570)
MAP Global Equity Fund	Written Options	Equity	(4,787)
Millburn Hedge Strategy Fund	Futures	Commodity	3,493,726
		Equity	6,487,449
		Interest Rate	16,075,951
	Forward Contracts	Foreign Exchange	23,213,701
Stone Beach Income Opportunity Fund	Futures	Interest Rate	(14,803)
	Purchased Options	Equity	2,245
	Written Options	Equity	4,947
Exceed Defined Shield Fund	Purchased Options	Equity	1,094,963
	Written Options	Equity	1,291,704
Teza Algorithmic Allocation Income Fund	Futures	Commodity	(4,958)
		Equity	7,733
		Interest Rate	1,125

The amounts of derivative instruments disclosed on the Portfolio of Investments at September 30, 2020, is a reflection of the volume of derivative activity for the Funds.

Consolidation of Subsidiaries – CHCSF Fund Limited (Hedged Commodity-CFC), CAMFMSF Fund Limited (Multi Strategy-CFC), CMHSF Fund Limited (Millburn-CFC) and CSACS Fund Limited (Systematic – CFC) the (“CFCs”) The Consolidated Portfolios of Investments include the accounts of Hedged Commodity, Multi Strategy and Millburn Hedge Strategy, which include the accounts of Hedged Commodity-CFC, Multi Strategy-CFC Millburn-CFC and Systematic-CFC, respectively which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the each Funds’ investment in their respective CFC is as follows:

	Inception Date of CFC	CFC Net Assets as of September 30, 2020	% of Net Assets as of September 30, 2020
Hedged Commodity – CFC	6/25/2015	$5,726,305	15.39%
Multi Strategy – CFC	6/25/2015	680,134	20.94%
Systematic – CFC	12/19/2017	741,890	24.78%
Millburn – CFC	11/2/2015	144,597,709	5.13%
Teza – CFC	12/31/2019	274,772	3.52%

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

Agreggate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Small-Cap Insider Buying Fund	8,168,897	694,188	(537,511)	156,677
Insider Buying Fund	42,567,412	9,460,845	(892,074)	8,568,771
Hedged Commodity Strategy Fund	31,523,251	5,434,261	(3,885,658)	1,548,603
Warrington Strategic Program Fund	22,834,747	2,243,588	(1,175,444)	1,068,144
Insider Income Fund	57,652,887	1,380,325	(182,577)	1,197,748
Systematic Alpha Fund	2,796,254	19,582	(31,523)	(11,941)
Multi Strategy Fund	2,620,311	199,003	(236,233)	(37,230)
Dynamic Alpha Fund	144,378,724	41,580,841	(808,231)	40,772,610
Buyback Strategy Fund	10,593,224	1,930,032	(270,075)	1,659,957
EAVOL NASDAQ-100 Volatility Overlay Fund	896,825	138	—	138
Lyons Tactical Allocation Fund	34,144,018	4,658,792	(1,881,158)	2,777,634
MAP Global Equity Fund	40,268,573	10,458,533	(4,048,260)	6,410,273
MAP Global Balanced Fund	19,933,608	2,829,985	(1,846,350)	983,635
Millburn Hedge Strategy Fund	1,938,181,456	323,371,155	(103,679,610)	219,691,545
Energy Infrastructure Fund	139,883,752	161,129	(59,195,163)	(59,034,034)
Floating Rate Income Fund	108,588,366	477,901	(2,206,321)	(1,728,420)
High Income Fund	25,891,954	606,598	(5,371,058)	(4,764,460)
Total Return Income Fund	25,062,703	747,837	(8,145,749)	(7,397,912)
Stone Beach Income Opportunity Fund	27,297,743	2,137,970	(635,345)	1,502,625
Exceed Defined Shield Fund	54,703,233	3,443,716	(554,083)	2,889,633
Enhanced Income Fund	174,354,035	8,149,791	(2,831,554)	5,318,237
Teza Algorithmic Allocation Income Fund	5,080,205	145,216	(11,791)	133,425